AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.5%			ManpowerGroup, Inc.	3,500	$319,725
Communication Services - 18.1%			Owens Corning	5,600	324,800
Cars.com, Inc.*	18,000	$342,000	Pentair PLC (United Kingdom)	9,400	364,814
Lions Gate Entertainment Corp., Class A	31,700	409,247	Quanta Services, Inc.	4,700	175,874
Meredith Corp.	7,750	425,165	Wabtec Corp.	5,900	458,312
The New York Times Co., Class A	8,300	296,144	Total Industrials		2,267,405
Scholastic Corp.	10,350	353,660	Information Technology - 19.7%
TEGNA, Inc.	29,900	454,181	Akamai Technologies, Inc.*	2,900	255,577
Total Communication Services		2,280,397	Cisco Systems, Inc.	2,250	124,650
Consumer Discretionary - 9.3%			Cree, Inc.*	4,600	286,028
Adtalem Global Education, Inc. *	3,500	165,795	Hewlett Packard Enterprise Co.	8,300	119,271
Magna International, Inc. (Canada)	9,600	484,032	HP, Inc.	6,400	134,656
Mattel, Inc. *	35,800	522,680	International Business Machines Corp.	2,650	392,836
Total Consumer Discretionary		1,172,507	Juniper Networks, Inc.	15,200	410,704
Consumer Staples - 8.3%			QUALCOMM, Inc.	6,090	445,544
Bunge, Ltd.	7,300	426,539	Teradata Corp. *	8,700	318,594
Dean Foods Co.	64,100	92,945	Total Information Technology		2,487,860
Molson Coors Brewing Co., Class B	7,800	421,122	Materials - 0.8%
Unilever PLC, Sponsored ADR (United Kingdom)	1,800	108,216	Commercial Metals Co.	5,600	98,056
Total Consumer Staples		1,048,822	Total Common Stocks
Financials - 2.4%			(Cost $11,455,549)		12,311,611
Northern Trust Corp.	3,100	303,800	Short-Term Investments - 2.4%
Health Care - 21.0%			Other Investment Companies - 2.4%
			Dreyfus Government Cash Management Fund,
Agilent Technologies, Inc.	4,900	340,109	Institutional Shares, 2.22%[1]	101,222	101,222
Bristol-Myers Squibb Co.	8,990	399,246
			Dreyfus Institutional Preferred Government
Patterson Cos., Inc.	16,300	322,740	Money Market Fund, Institutional Shares,
Quest Diagnostics, Inc.	4,300	438,944	2.29% [1]	101,222	101,222
ResMed, Inc.	1,910	245,817	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [1]	104,289	104,289
Smith & Nephew PLC, ADR (United Kingdom)	7,900	358,976
			Total Short-Term Investments
Varex Imaging Corp. *	8,800	279,752
			(Cost $306,733)		306,733
Varian Medical Systems, Inc. *	1,200	140,844
			Total Investments - 99.9%
Waters Corp. *	600	126,336	(Cost $11,762,282)		12,618,344
Total Health Care		2,652,764	Other Assets, less Liabilities - 0.1%		15,647
Industrials - 17.9%			Net Assets - 100.0%		$12,633,991
Donaldson Co., Inc.	5,900	294,705
General Electric Co.	31,500	329,175

* Non-income producing security.			ADR American Depositary Receipt

1 Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$12,311,611	—	—	$12,311,611
Short-Term Investments
Other Investment Companies	306,733	—	—	306,733
Total Investments in Securities	$12,618,344	—	—	$12,618,344

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.4%			Health Care - 8.0%
Communication Services - 21.9%			McKesson Corp.	25,568	$3,552,674
Comcast Corp., Class A	115,466	$4,984,667	Premier, Inc., Class A*	110,810	4,293,887
Discovery, Inc. , Class C*	119,918	3,386,484	Total Health Care		7,846,561
GCI Liberty, Inc. , Class A *	84,629	5,054,890	Industrials - 2.9%
Liberty Broadband Corp., Class C *	33,047	3,288,507	Air Transport Services Group, Inc. *	97,576	2,274,497
Liberty Latin America, Ltd., Class C *	144,628	2,371,899	GrafTech International Ltd.	47,763	546,886
Liberty Media Corp.-Liberty SiriusXM, Class C *	58,039	2,429,513	Total Industrials		2,821,383
Total Communication Services		21,515,960	Information Technology - 11.4%
Consumer Discretionary - 6.4%			CDK Global, Inc.	65,840	3,415,121
Expedia Group, Inc.	20,916	2,776,390	NCR Corp.*,1	116,160	3,927,369
LKQ Corp.*	128,658	3,464,760	Sabre Corp.	164,233	3,861,118
Total Consumer Discretionary		6,241,150	Total Information Technology		11,203,608
Consumer Staples - 7.8%			Total Common Stocks
Hostess Brands, Inc. *,1	328,222	4,634,495	(Cost $86,738,111)		94,678,007
			Short-Term Investments - 3.6%
Walgreens Boots Alliance, Inc.	55,915	3,046,808
Total Consumer Staples		7,681,303	Other Investment Companies - 3.6%
			Dreyfus Government Cash Management Fund,
Energy - 9.4%			Institutional Shares, 2.22%[2]	1,173,856	1,173,856
Kinder Morgan, Inc.	203,689	4,200,067
			Dreyfus Institutional Preferred Government
Marathon Petroleum Corp.	50,973	2,874,367	Money Market Fund, Institutional Shares,
World Fuel Services Corp.	56,088	2,189,676	2.29% [2]	1,173,855	1,173,855
Total Energy		9,264,110	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [2]	1,209,427	1,209,427
Financials - 28.6%
			Total Short-Term Investments
Axis Capital Holdings, Ltd. (Bermuda)	55,793	3,552,340	(Cost $3,557,138)		3,557,138
BB&T Corp.	68,454	3,527,435	Total Investments - 100.0%
Berkshire Hathaway, Inc., Class B *	33,206	6,821,509	(Cost $90,295,249)		98,235,145
Brookfield Asset Management, Inc.,			Other Assets, less Liabilities - 0.0%#		23,968
Class A (Canada)[1]	108,808	5,331,592
			Net Assets - 100.0%		$98,259,113
FGL Holdings (Bermuda)[1]	313,355	2,553,843
JPMorgan Chase & Co.	25,160	2,918,560
U. S. Bancorp	59,469	3,398,653
Total Financials		28,103,932
* Non-income producing security.			[2] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
# Less than 0.05%.			sum of the previous seven days' dividends paid, expressed as an annual percentage.

1 Some of these securities, amounting to $9,747,293 or 9.9% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Notes to Schedules of Portfolio of Investments.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$94,678,007	—	—	$94,678,007
Short-Term Investments
Other Investment Companies	3,557,138	—	—	3,557,138
Total Investments in Securities	$98,235,145	—	—	$98,235,145

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.4%			Amphenol Corp., Class A	136,100	$12,700,852
Communication Services - 10.5%			Apple, Inc.	90,978	19,381,953
Activision Blizzard, Inc.	102,900	$5,015,346	Arista Networks, Inc. *	49,758	13,606,325
Alphabet, Inc. , Class A*	19,877	24,214,161	Fidelity National Information Services, Inc. [1]	131,100	17,469,075
Facebook, Inc. , Class A *	123,390	23,966,040	FleetCor Technologies, Inc.*	53,353	15,161,322
Total Communication Services		53,195,547	Mastercard, Inc., Class A	55,892	15,217,715
Consumer Discretionary - 12.3%			Microsoft Corp.	194,800	26,545,396
Booking Holdings, Inc. *	5,160	9,734,908	salesforce.com, Inc. *	89,519	13,830,686
Dollar Tree, Inc. *	78,080	7,944,640	Visa, Inc., Class A	130,881	23,296,818
Lowe's Cos., Inc.	167,900	17,025,060	Total Information Technology		167,855,964
Ross Stores, Inc.	107,600	11,408,828	Materials - 5.1%
Ulta Beauty, Inc. *	47,316	16,525,113	Air Products & Chemicals, Inc.	59,440	13,568,369
Total Consumer Discretionary		62,638,549	The Sherwin-Williams Co.	24,122	12,375,551
Consumer Staples - 5.2%			Total Materials		25,943,920
Mondelez International, Inc. , Class A	287,700	15,389,073	Real Estate - 1.9%
Monster Beverage Corp. *	166,300	10,721,361	American Tower Corp., REIT	46,626	9,866,994
Total Consumer Staples		26,110,434	Total Common Stocks
Financials - 6.4%			(Cost $313,726,722)		494,185,063
Intercontinental Exchange, Inc.	181,135	15,914,521	Short-Term Investments - 2.6%
S&P Global, Inc.	67,046	16,422,918	Other Investment Companies - 2.6%
Total Financials		32,337,439	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.22%[2]	4,424,365	4,424,365
Health Care - 18.4%
			Dreyfus Institutional Preferred Government
Abbott Laboratories	277,900	24,205,090	Money Market Fund, Institutional Shares,
Becton Dickinson & Co.	63,105	15,952,944	2.29% [2]	4,424,365	4,424,365
Edwards Lifesciences Corp.*	52,131	11,096,083	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [2]	4,558,436	4,558,436
Thermo Fisher Scientific, Inc.	70,996	19,714,169
			Total Short-Term Investments
UnitedHealth Group, Inc.	89,343	22,247,301	(Cost $13,407,166)		13,407,166
Total Health Care		93,215,587
			Total Investments - 100.0%
Industrials - 4.5%			(Cost $327,133,888)		507,592,229
Honeywell International, Inc.	86,381	14,897,267	Other Assets, less Liabilities - (0.0)%#		(192,139)
IHS Markit, Ltd. (United Kingdom) *	126,100	8,123,362	Net Assets - 100.0%		$507,400,090
Total Industrials		23,020,629
Information Technology - 33.1%
Accenture PLC, Class A (Ireland)	55,280	10,645,822

* Non-income producing security.			[2] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
# Less than 0.05%.			sum of the previous seven days' dividends paid, expressed as an annual percentage.
[1] Some of these securities, amounting to $17,294,384 or 3.4% of net assets, were out on			REIT Real Estate Investment Trust
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.
See Notes to Schedules of Portfolio of Investments.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$494,185,063	—	—	$494,185,063
Short-Term Investments
Other Investment Companies	13,407,166	—	—	13,407,166
Total Investments in Securities	$507,592,229	—	—	$507,592,229

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.7%			WesBanco, Inc.	252,357	$9,231,219
Communication Services - 10.9%			Total Financials		124,891,636
Cinemark Holdings, Inc. [1]	322,966	$12,892,803	Health Care - 3.4%
Comcast Corp., Class A	391,492	16,900,710	Amgen, Inc.	76,029	14,185,491
The Interpublic Group of Cos., Inc.	410,974	9,419,524	Bristol-Myers Squibb Co.	198,450	8,813,164
Meredith Corp.	120,789	6,626,484	Total Health Care		22,998,655
Omnicom Group, Inc.	182,685	14,654,991	Industrials - 13.2%
			Aircastle, Ltd.[1]	640,702	13,320,195
Verizon Communications, Inc.	233,719	12,917,649
Total Communication Services		73,412,161	Emerson Electric Co.	117,140	7,600,043
Consumer Discretionary - 7.5%			Fastenal Co.[1]	547,508	16,863,246
Cedar Fair LP, (MLP)	180,812	9,125,582	Illinois Tool Works, Inc.	75,499	11,644,211
Extended Stay America, Inc.	687,641	11,497,357	KAR Auction Services, Inc. [1]	214,839	5,744,795
Six Flags Entertainment Corp. [1]	167,319	8,839,463	MSC Industrial Direct Co., Inc. , Class A	142,642	10,134,714
Target Corp.	238,523	20,608,387	Thomson Reuters Corp. (Canada)	122,242	8,210,995
Total Consumer Discretionary		50,070,789	United Parcel Service, Inc. , Class B	127,074	15,181,531
Consumer Staples - 8.2%			Total Industrials		88,699,730
Kimberly-Clark Corp.	124,398	16,874,589	Information Technology - 8.6%
PepsiCo, Inc.	97,511	12,462,881	Cisco Systems, Inc.	330,435	18,306,099
Unilever PLC, Sponsored ADR (United Kingdom) [1]	201,314	12,102,998	Corning, Inc.	594,709	18,287,302
Walgreens Boots Alliance, Inc.	128,927	7,025,232	CSG Systems International, Inc.	112,965	5,788,327
Walmart, Inc.	59,087	6,522,023	Intel Corp.	127,266	6,433,296
Total Consumer Staples		54,987,723	QUALCOMM, Inc.	125,347	9,170,386
Energy - 15.5%			Total Information Technology		57,985,410
Chevron Corp.	65,292	8,038,098	Materials - 4.0%
Enterprise Products Partners LP, (MLP)	502,081	15,117,659	Linde PLC (United Kingdom)	24,917	4,766,124
Exxon Mobil Corp.	141,086	10,491,155	LyondellBasell Industries NV, Class A	133,374	11,162,070
Kinder Morgan, Inc.	925,355	19,080,820	RPM International, Inc.	162,180	11,000,669
Magellan Midstream Partners LP, (MLP)	207,745	13,740,254	Total Materials		26,928,863
Marathon Petroleum Corp.	300,164	16,926,248	Real Estate - 6.2%
			Iron Mountain, Inc. , REIT [1]	494,284	14,536,892
Valero Energy Corp.	86,967	7,413,937
The Williams Cos., Inc.	521,436	12,848,183	Ryman Hospitality Properties, Inc. , REIT	103,203	7,740,225
Total Energy		103,656,354	Sabra Health Care REIT, Inc. [1]	333,175	6,876,732
Financials - 18.6%			Ventas, Inc., REIT	185,652	12,492,523
Axis Capital Holdings, Ltd. (Bermuda)	159,544	10,158,166	Total Real Estate		41,646,372
BB&T Corp.	417,618	21,519,856	Utilities - 3.6%
CNA Financial Corp.	223,943	10,724,630	AES Corp.	499,130	8,380,393
Fidelity National Financial, Inc.	337,542	14,473,801	AmeriGas Partners LP, (MLP)	112,029	3,795,543
Lazard, Ltd., Class A1	252,432	9,771,643	Dominion Resources, Inc.	162,343	12,060,461
The PNC Financial Services Group, Inc.	99,051	14,154,388	Total Utilities		24,236,397
			Total Common Stocks
Stock Yards Bancorp, Inc.	124,592	4,765,644	(Cost $528,216,328)		669,514,090
U. S. Bancorp	373,339	21,336,324
Wells Fargo & Co.	180,871	8,755,965

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value			Shares	Value
Short-Term Investments - 0.7%			Other Investment Companies - 0.2%
Joint Repurchase Agreements - 0.5%[2]			Dreyfus Government Cash Management Fund,
				Institutional Shares, 2.22%[3]	563,869	$563,869
Bank of America Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received			Dreyfus Institutional Preferred Government
$57,244 (collateralized by various				Money Market Fund, Institutional Shares,
U. S. Treasuries, 0.125% - 3.125%, 07/15/22 -				2.29% [3]	563,870	563,870
02/15/49, totaling $58,385)	$57,240	$57,240	JPMorgan U.S. Government Money Market Fund,
Cantor Fitzgerald Securities, Inc. , dated 07/31/19,				IM Shares, 2.27% [3]	580,948	580,948
due 08/01/19, 2.570% total to be received			Total Other Investment Companies			1,708,687
$1,000,071 (collateralized by various
U. S. Government Agency Obligations and			Total Short-Term Investments
U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -			(Cost $4,765,927)			4,765,927
05/20/69, totaling $1,020,000)	1,000,000	1,000,000	Total Investments - 100.4%
Citigroup Global Markets, Inc., dated 07/31/19,			(Cost $532,982,255)			674,280,017
due 08/01/19, 2.550% total to be received			Other Assets, less Liabilities - (0.4)%			(3,017,734)
$1,000,071 (collateralized by various			Net Assets - 100.0%			$671,262,283
U. S. Government Agency Obligations and
U. S. Treasuries, 2.000% - 5.000%, 02/15/23 -
07/01/49, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received
$1,000,071 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
7.000%, 02/01/37 - 05/20/49, totaling
$1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,057,240

[1] Some of these securities, amounting to $51,213,882 or 7.6% of net assets, were out on			ADR	American Depositary Receipt
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.			MLP	Master Limited Partnership
See Notes to Schedules of Portfolio of Investments.			REIT	Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$669,514,090	—	—	$669,514,090
Short-Term Investments
Joint Repurchase Agreements	—	$3,057,240	—	3,057,240
Other Investment Companies	1,708,687	—	—	1,708,687
Total Investments in Securities	$671,222,777	$3,057,240	—	$674,280,017

† All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.9%			Health Care - 3.5%
Communication Services - 11.3%			Amgen, Inc.	8,642	$1,612,424
Cinemark Holdings, Inc.	37,194	$1,484,785	Bristol-Myers Squibb Co.	22,845	1,014,547
Comcast Corp., Class A	44,449	1,918,863	Total Health Care		2,626,971
The Interpublic Group of Cos., Inc.	47,188	1,081,549	Industrials - 12.4%
Meredith Corp.	13,866	760,689	Aircastle, Ltd.	27,352	568,648
Omnicom Group, Inc.	20,872	1,674,352	Emerson Electric Co.	13,598	882,238
Verizon Communications, Inc.	26,798	1,481,125	Fastenal Co.[1]	62,935	1,938,398
Total Communication Services		8,401,363	Illinois Tool Works, Inc.	8,607	1,327,458
Consumer Discretionary - 6.9%			KAR Auction Services, Inc. [1]	24,509	655,371
Cedar Fair LP, (MLP)	8,429	425,412	MSC Industrial Direct Co., Inc. , Class A	16,382	1,163,941
Extended Stay America, Inc.	78,277	1,308,791	Thomson Reuters Corp. (Canada)	14,144	950,052
Six Flags Entertainment Corp.	19,004	1,003,981	United Parcel Service, Inc. , Class B	14,431	1,724,072
Target Corp.	27,465	2,372,976	Total Industrials		9,210,178
Total Consumer Discretionary		5,111,160	Information Technology - 8.9%
Consumer Staples - 8.4%			Cisco Systems, Inc.	37,971	2,103,594
Kimberly-Clark Corp.	14,587	1,978,727	Corning, Inc.	68,091	2,093,798
PepsiCo, Inc.	11,209	1,432,622	CSG Systems International, Inc.	12,979	665,044
Unilever PLC, Sponsored ADR (United Kingdom)	22,624	1,360,155	Intel Corp.	14,498	732,874
Walgreens Boots Alliance, Inc.	14,423	785,909	QUALCOMM, Inc.	14,557	1,064,990
Walmart, Inc.	6,730	742,857	Total Information Technology		6,660,300
Total Consumer Staples		6,300,270	Materials - 4.2%
Energy - 16.0%			Linde PLC (United Kingdom)	2,847	544,574
Chevron Corp.	7,549	929,357	LyondellBasell Industries NV, Class A	15,876	1,328,662
Enterprise Products Partners LP, (MLP)	57,264	1,724,219	RPM International, Inc.	18,791	1,274,594
Exxon Mobil Corp.	15,988	1,188,868	Total Materials		3,147,830
Kinder Morgan, Inc.	105,953	2,184,751	Real Estate - 6.4%
Magellan Midstream Partners LP, (MLP)	24,328	1,609,054	Iron Mountain, Inc. , REIT [1]	55,605	1,635,343
Marathon Petroleum Corp.	34,574	1,949,628	Ryman Hospitality Properties, Inc. , REIT	11,829	887,175
Valero Energy Corp.	10,050	856,762	Sabra Health Care REIT, Inc. [1]	38,738	799,553
The Williams Cos., Inc.	59,717	1,471,427	Ventas, Inc., REIT	21,459	1,443,976
Total Energy		11,914,066	Total Real Estate		4,766,047
Financials - 16.4%			Utilities - 3.5%
Axis Capital Holdings, Ltd. (Bermuda)	18,066	1,150,262	AES Corp.	57,128	959,179
BB&T Corp.	47,943	2,470,503	AmeriGas Partners LP, (MLP)	8,999	304,886
CNA Financial Corp.	16,653	797,512	Dominion Resources, Inc.	18,441	1,369,982
Fidelity National Financial, Inc.	39,293	1,684,884	Total Utilities		2,634,047
Lazard, Ltd., Class A1	28,770	1,113,687	Total Common Stocks
			(Cost $59,457,390)		72,976,425
The PNC Financial Services Group, Inc.	11,348	1,621,629
			Total Investments - 97.9%
U. S. Bancorp	41,759	2,386,527	(Cost $59,457,390)		72,976,425
Wells Fargo & Co.	20,227	979,189	Other Assets, less Liabilities - 2.1%		1,527,765
Total Financials		12,204,193	Net Assets - 100.0%		$74,504,190

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (continued)

[1] Some of these securities, amounting to $6,210,029 or 8.3% of net assets, were out on	MLP	Master Limited Partnership
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.	REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio of Investments.
ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$72,976,425	—	—	$72,976,425
Total Investments in Securities	$72,976,425	—	—	$72,976,425

† All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.5%			Varian Medical Systems, Inc. *	224,101	$26,302,734
Communication Services - 17.0%			Total Health Care		198,217,757
Cars.com, Inc.*	3,263,000	$61,997,000	Industrials - 16.9%
Lions Gate Entertainment Corp., Class A	3,074,972	39,697,888	Copa Holdings, S. A. , Class A (Panama)	452,435	45,741,178
Lions Gate Entertainment Corp., Class B	2,174,822	26,511,080	Donaldson Co., Inc.	765,608	38,242,120
Meredith Corp.	1,317,910	72,300,543	ManpowerGroup, Inc.	332,900	30,410,415
The New York Times Co., Class A	931,395	33,232,174	Owens Corning	906,700	52,588,600
Scholastic Corp.	957,800	32,728,026	Stericycle, Inc.*	1,023,400	47,035,464
TEGNA, Inc.	5,049,800	76,706,462	Wabtec Corp.	872,500	67,775,800
Total Communication Services		343,173,173	Werner Enterprises, Inc.	1,797,400	59,583,810
Consumer Discretionary - 17.3%			Total Industrials		341,377,387
Cooper Tire & Rubber Co.	1,284,000	34,565,280	Information Technology - 14.7%
Gentex Corp.	586,800	16,090,056	Akamai Technologies, Inc.*	369,900	32,599,287
Lear Corp.	190,500	24,151,590	Cree, Inc.*	554,405	34,472,903
LKQ Corp.*	1,939,700	52,236,121	Itron, Inc.*	337,445	20,921,590
Magna International, Inc. (Canada)	1,029,800	51,922,516	Jabil, Inc.	1,240,900	38,318,992
Mattel, Inc. *	6,144,100	89,703,860	Juniper Networks, Inc.	2,445,300	66,072,006
Office Depot, Inc.	17,964,800	36,648,192	Nuance Communications, Inc.*	2,316,900	38,553,216
Whirlpool Corp.	315,000	45,826,200	Teradata Corp. *	1,417,800	51,919,836
Total Consumer Discretionary		351,143,815	Unisys Corp.*	1,240,988	15,375,841
Consumer Staples - 9.2%			Total Information Technology		298,233,671
Bunge, Ltd.	1,094,900	63,975,007	Materials - 2.7%
Hormel Foods Corp.	923,100	37,837,869	Domtar Corp.	1,303,319	55,325,892
Molson Coors Brewing Co., Class B	1,561,200	84,289,188	Total Common Stocks
			(Cost $1,730,188,727)		1,973,491,178
Total Consumer Staples		186,102,064
			Short-Term Investments - 5.2%
Energy - 3.7%
McDermott International, Inc. *	5,203,101	33,403,908	Other Investment Companies - 5.2%
			Dreyfus Government Cash Management Fund,
TechnipFMC PLC (United Kingdom)	1,504,728	41,440,209	Institutional Shares, 2.22%[1]	35,091,409	35,091,409
Total Energy		74,844,117
			Dreyfus Institutional Preferred Government
Financials - 6.2%			Money Market Fund, Institutional Shares,
Cincinnati Financial Corp.	243,200	26,102,656	2.29% [1]	35,091,409	35,091,409
Northern Trust Corp.	570,500	55,909,000	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [1]	36,154,785	36,154,785
Raymond James Financial, Inc.	533,800	43,061,646
			Total Short-Term Investments
Total Financials		125,073,302	(Cost $106,337,603)		106,337,603
Health Care - 9.8%			Total Investments - 102.7%
Agilent Technologies, Inc.	570,200	39,577,582	(Cost $1,836,526,330)		2,079,828,781
Patterson Cos., Inc.	2,734,650	54,146,070	Other Assets, less Liabilities - (2.7)%		(54,873,115)
Quest Diagnostics, Inc.	608,400	62,105,472	Net Assets - 100.0%		$2,024,955,666
Varex Imaging Corp. *	506,005	16,085,899

* Non-income producing security.
1 Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$1,973,491,178	—	—	$1,973,491,178
Short-Term Investments
Other Investment Companies	106,337,603	—	—	106,337,603
Total Investments in Securities	$2,079,828,781	—	—	$2,079,828,781

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.8%			Repligen Corp. *	4,517	$426,360
Communication Services - 10.5%			Sarepta Therapeutics, Inc. *,1	3,911	582,152
Boingo Wireless, Inc. *	139,027	$2,088,186	Syneos Health, Inc.*,1	28,236	1,442,577
The EW Scripps Co., Class A	73,304	1,123,750	Tandem Diabetes Care, Inc.*,1	22,698	1,439,734
Gray Television, Inc. *	43,010	763,427	Teladoc Health, Inc.*,1	8,732	595,872
Sinclair Broadcast Group, Inc. , Class A	68,916	3,463,029	Total Health Care		31,605,599
Zayo Group Holdings, Inc. *	26,420	891,147	Industrials - 8.9%
Total Communication Services		8,329,539	Albany International Corp., Class A	20,217	1,738,460
Consumer Discretionary - 15.0%			ASGN, Inc.*	21,868	1,378,777
Boyd Gaming Corp.	20,435	541,323	Cubic Corp.	8,487	561,839
Eldorado Resorts, Inc.*,1	20,833	939,985	Insperity, Inc.	5,339	567,803
Five Below, Inc. *	4,273	501,906	RBC Bearings, Inc.*	3,006	489,046
Marriott Vacations Worldwide Corp.	41,438	4,236,207	Tetra Tech, Inc.	7,813	618,790
Ollie's Bargain Outlet Holdings, Inc. *	3,118	264,063	Trex Co., Inc. *,1	7,818	639,122
Red Rock Resorts, Inc. , Class A1	158,015	3,293,033	TriNet Group, Inc.*	14,593	1,073,169
Texas Roadhouse, Inc.	33,847	1,869,370	Total Industrials		7,067,006
Wingstop, Inc.	2,107	201,408	Information Technology - 17.1%
Total Consumer Discretionary		11,847,295	Avalara, Inc.*	7,607	619,818
Financials - 4.5%			Carbon Black, Inc.*	26,894	500,497
James River Group Holdings, Ltd. (Bermuda)	10,071	481,696	Entegris, Inc.	21,735	945,690
Kinsale Capital Group, Inc.	13,448	1,208,437	Envestnet, Inc.*	35,652	2,545,909
Palomar Holdings, Inc. *	19,337	554,005	Lattice Semiconductor Corp.*	50,861	983,652
Trupanion, Inc. *,1	39,642	1,274,887	Mimecast, Ltd.*	65,888	3,136,269
Total Financials		3,519,025	Paylocity Holding Corp. *	10,645	1,086,748
Health Care - 39.9%			Rapid7, Inc.*	13,695	830,602
Addus HomeCare Corp.*	46,039	3,710,283	RealPage, Inc.*	45,726	2,856,961
Agios Pharmaceuticals, Inc. *,1	12,677	609,890	Total Information Technology		13,506,146
Amedisys, Inc. *	7,557	1,042,035	Materials - 0.9%
Amicus Therapeutics, Inc. *	38,728	480,227	Ingevity Corp.*	7,315	720,820
AtriCure, Inc. *	100,993	3,239,855	Total Common Stocks
Blueprint Medicines Corp. *	3,849	385,477	(Cost $67,525,448)		76,595,430
CryoLife, Inc.*	42,579	1,227,127		Principal
				Amount
Encompass Health Corp.	40,365	2,576,902
			Short-Term Investments - 4.5%
Haemonetics Corp. *	9,889	1,207,249
			Joint Repurchase Agreements - 2.5%[2]
HMS Holdings Corp. *	47,453	1,656,110
			Bank of America Securities, Inc. , dated 07/31/19,
Intercept Pharmaceuticals, Inc. *	4,006	251,777
			due 08/01/19, 2.540% total to be received
iRhythm Technologies, Inc. *,1	16,682	1,386,942	$10,401 (collateralized by various
LHC Group, Inc. *	18,009	2,279,579	U. S. Treasuries, 0.125% - 3.125%, 07/15/22 -
			02/15/49, totaling $10,608)	$10,400	10,400
Ligand Pharmaceuticals, Inc.*,1	8,951	819,106
			Citigroup Global Markets, Inc. , dated 07/31/19,
Merit Medical Systems, Inc. *,1	48,109	1,898,381	due 08/01/19, 2.550% total to be received
Molina Healthcare, Inc. *	19,535	2,593,857	$1,000,071 (collateralized by various
Nuvectra Corp. *	103,139	218,655	U. S. Government Agency Obligations and
			U. S. Treasuries, 2.000% - 5.000%, 02/15/23 -
R1 RCM, Inc.*	122,055	1,535,452	07/01/49, totaling $1,020,000)	1,000,000	1,000,000

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Joint Repurchase Agreements - 2.5%[2]			Total Investments - 101.3%
(continued)			(Cost $71,117,179)		$80,187,161
RBC Dominion Securities, Inc. , dated 07/31/19,			Other Assets, less Liabilities - (1.3)%		(1,037,871)
due 08/01/19, 2.540% total to be received			Net Assets - 100.0%		$79,149,290
$1,000,071 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
7.000%, 02/01/37 - 05/20/49, totaling
$1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		2,010,400

	Shares
Other Investment Companies - 2.0%
Dreyfus Government Cash Management Fund,
Institutional Shares, 2.22% [3]	521,839	521,839
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.29% [3]	521,839	521,839
JPMorgan U. S. Government Money Market Fund,
IM Shares, 2.27% [3]	537,653	537,653
Total Other Investment Companies		1,581,331
Total Short-Term Investments
(Cost $3,591,731)		3,591,731

* Non-income producing security.	[2] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $10,467,679 or 13.2% of net assets, were out on	repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.	sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$76,595,430	—	—	$76,595,430
Short-Term Investments
Joint Repurchase Agreements	—	$2,010,400	—	2,010,400
Other Investment Companies	1,581,331	—	—	1,581,331
Total Investments in Securities	$78,176,761	$2,010,400	—	$80,187,161

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 92.6%			Health Care - 4.9%
Communication Services - 15.9%			Computer Programs & Systems, Inc.	47,599	$1,228,530
Discovery, Inc. , Class C*	122,648	$3,463,579	Patterson Cos., Inc. [1]	17,714	350,737
Entercom Communications Corp., Class A	142,889	811,610	Premier, Inc., Class A*	117,842	4,566,378
GCI Liberty, Inc. , Class A *	88,395	5,279,833	Total Health Care		6,145,645
The Interpublic Group of Cos., Inc.	33,788	774,421	Industrials - 25.0%
Liberty Broadband Corp., Class C *	36,864	3,668,337	Air Transport Services Group, Inc. *	129,317	3,014,379
Liberty Latin America, Ltd., Class A *	71,352	1,169,459	Argan, Inc.	54,891	2,258,765
Liberty Latin America, Ltd., Class C *	112,215	1,840,326	Armstrong World Industries, Inc.	16,935	1,654,719
MSG Networks, Inc. , Class A *,1	106,023	2,013,377	Atkore International Group, Inc.*	59,411	1,621,326
Vonage Holdings Corp.*,1	91,169	1,130,496	Colfax Corp. *,1	69,294	1,918,058
Total Communication Services		20,151,438	Cubic Corp.	25,216	1,669,299
Consumer Discretionary - 12.7%			Forward Air Corp.	19,377	1,220,751
Advance Auto Parts, Inc.	3,224	485,663	GrafTech International Ltd.[1]	126,116	1,444,028
Aramark	72,641	2,628,878	Harsco Corp. *	80,737	1,894,090
Biglari Holdings, Inc., Class A *	286	130,702	Kansas City Southern	18,367	2,272,732
Expedia Group, Inc.	19,415	2,577,147	MSC Industrial Direct Co., Inc. , Class A	28,475	2,023,149
Extended Stay America, Inc.	202,079	3,378,761	Nielsen Holdings PLC	76,229	1,765,464
J Alexander's Holdings, Inc. *	33,457	360,332	PICO Holdings, Inc.*	54,114	546,010
LKQ Corp. *	136,661	3,680,281	Resideo Technologies, Inc.*	100,142	1,888,678
Motorcar Parts of America, Inc. *,1	35,188	629,161	Resources Connection, Inc.	34,930	614,768
Murphy USA, Inc.*	23,477	2,074,428	UniFirst Corp.	15,873	3,124,917
Sleep Number Corp.*,1	3,010	148,002	Viad Corp.	26,663	1,843,480
Total Consumer Discretionary		16,093,355	WageWorks, Inc. *	19,174	981,134
Consumer Staples - 5.7%			Total Industrials		31,755,747
BJ's Wholesale Club Holdings, Inc. *	53,466	1,259,659	Information Technology - 13.6%
Hostess Brands, Inc. *,1	321,345	4,537,391	Alliance Data Systems Corp.	9,204	1,444,292
Ingles Markets, Inc. , Class A	47,306	1,489,193	Anixter International, Inc. *	16,027	1,031,498
Total Consumer Staples		7,286,243	Avaya Holdings Corp. *,1	173,991	2,094,851
Energy - 2.2%			CDK Global, Inc.	48,247	2,502,572
PBF Energy, Inc. , Class A	60,807	1,698,339	Conduent, Inc.*	136,968	1,246,409
World Fuel Services Corp.	27,670	1,080,237	NCR Corp.*	65,049	2,199,307
Total Energy		2,778,576	Sabre Corp.	154,235	3,626,065
Financials - 12.1%			Tech Data Corp.*	22,522	2,282,379
Axis Capital Holdings, Ltd. (Bermuda)	36,154	2,301,925	Verra Mobility Corp. *,1	59,504	824,130
Cannae Holdings, Inc. *	176,753	5,116,999	Total Information Technology		17,251,503
FGL Holdings (Bermuda)	205,802	1,677,286	Real Estate - 0.5%
Genworth Financial, Inc. , Class A *	99,813	398,254	Newmark Group, Inc. , Class A	69,979	689,993
Health Insurance Innovations, Inc. , Class A *,1	39,039	858,468	Total Common Stocks
Webster Financial Corp.	26,805	1,367,055	(Cost $109,893,810)		117,457,719
White Mountains Insurance Group, Ltd.	3,332	3,585,232
Total Financials		15,305,219

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value
Short-Term Investments - 8.7%			Total Investments - 101.3%
Joint Repurchase Agreements - 1.1%[2]			(Cost $120,982,515)		$128,546,424
JPMorgan Securities LLC, dated 07/31/19, due			Other Assets, less Liabilities - (1.3)%		(1,671,824)
08/01/19, 2.540% total to be received $419,070			Net Assets - 100.0%		$126,874,600
(collateralized by various U. S. Treasuries,
2.250% - 2.875%, 01/31/21 - 04/30/25, totaling
$427,421)	$419,040	$419,040
RBC Dominion Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received
$1,000,071 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
7.000%, 02/01/37 - 05/20/49, totaling
$1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,419,040

	Shares
Other Investment Companies - 7.6%
Dreyfus Government Cash Management Fund,
Institutional Shares, 2.22% [3]	3,190,990	3,190,990
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.29% [3]	3,190,989	3,190,989
JPMorgan U. S. Government Money Market Fund,
IM Shares, 2.27% [3]	3,287,686	3,287,686
Total Other Investment Companies		9,669,665
Total Short-Term Investments
(Cost $11,088,705)		11,088,705

* Non-income producing security.	[2] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $9,019,942 or 7.1% of net assets, were out on	repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.	sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$117,457,719	—	—	$117,457,719
Short-Term Investments
Joint Repurchase Agreements	—	$1,419,040	—	1,419,040
Other Investment Companies	9,669,665	—	—	9,669,665
Total Investments in Securities	$127,127,384	$1,419,040	—	$128,546,424

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 89.3%			Premier, Inc., Class A*	385,493	$14,937,854
Communication Services - 5.6%			Total Health Care		22,464,447
Cars.com, Inc.*,1	59,755	$1,135,345	Industrials - 28.9%
Entercom Communications Corp., Class A	359,096	2,039,665	Air Transport Services Group, Inc. *	421,840	9,833,091
Liberty Latin America, Ltd., Class C *,1	531,052	8,709,253	Argan, Inc.[1]	164,160	6,755,184
MSG Networks, Inc. , Class A *,1	291,651	5,538,453	Armstrong Flooring, Inc. *	145,224	1,214,073
Vonage Holdings Corp.*,1	275,497	3,416,163	Armstrong World Industries, Inc.	69,816	6,821,721
Total Communication Services		20,838,879	Atkore International Group, Inc.*	193,931	5,292,377
Consumer Discretionary - 10.7%			Barrett Business Services, Inc.	48,049	4,204,288
Biglari Holdings, Inc., Class A *	1,388	634,316	Colfax Corp. *,1	199,966	5,535,059
Biglari Holdings, Inc., Class B *	9,412	854,610	Cubic Corp. [1]	95,355	6,312,501
Camping World Holdings, Inc. , Class A [1]	222,406	2,608,822	Forward Air Corp.	67,459	4,249,917
Expedia Group, Inc.	53,478	7,098,670	GrafTech International Ltd.[1]	432,638	4,953,705
Extended Stay America, Inc.	614,941	10,281,813	Harsco Corp. *	228,322	5,356,434
J Alexander's Holdings, Inc. *	304,027	3,274,371	MSC Industrial Direct Co., Inc. , Class A	105,688	7,509,132
Motorcar Parts of America, Inc. *,1	213,807	3,822,869	PICO Holdings, Inc.*	285,514	2,880,836
Murphy USA, Inc.*	94,828	8,379,002	Resideo Technologies, Inc.*	281,183	5,303,111
Sleep Number Corp.*	57,206	2,812,819	Resources Connection, Inc.	243,109	4,278,718
Total Consumer Discretionary		39,767,292	SP Plus Corp.*	106,534	3,678,619
Consumer Staples - 6.7%			UniFirst Corp.	61,725	12,151,801
BJ's Wholesale Club Holdings, Inc. *,1	194,930	4,592,551	Viad Corp.	93,089	6,436,174
Hostess Brands, Inc. *,1	971,954	13,723,990	WageWorks, Inc. *	82,720	4,232,782
Ingles Markets, Inc. , Class A	210,579	6,629,027	Total Industrials		106,999,523
Total Consumer Staples		24,945,568	Information Technology - 13.8%
Energy - 3.7%			ACI Worldwide, Inc.*	39,430	1,323,271
Evolution Petroleum Corp.	429,068	2,617,315	Anixter International, Inc. *	48,079	3,094,364
Gran Tierra Energy, Inc. (Canada) *	550,650	897,559	Avaya Holdings Corp. *,1	480,438	5,784,474
PBF Energy, Inc. , Class A	167,911	4,689,754	Computer Services, Inc.	225,426	9,023,803
QEP Resources, Inc. *	163,499	809,320	Conduent, Inc.*	379,007	3,448,964
World Fuel Services Corp.	118,340	4,619,994	CSG Systems International, Inc.	60,077	3,078,345
Total Energy		13,633,942	Ituran Location and Control, Ltd. (Israel)	189,221	5,521,469
Financials - 13.3%			NCR Corp.*,1	209,780	7,092,662
American National Insurance Co.	30,455	3,685,664	Sykes Enterprises, Inc. *	101,697	2,877,008
Cannae Holdings, Inc. *	634,780	18,376,881	Tech Data Corp.*	72,904	7,388,091
FGL Holdings (Bermuda)	631,029	5,142,886	Verra Mobility Corp. *,1	184,676	2,557,763
First Citizens BancShares, Inc. , Class A	7,618	3,557,759	Total Information Technology		51,190,214
Genworth Financial, Inc. , Class A *	319,131	1,273,333	Real Estate - 0.5%
Health Insurance Innovations, Inc. , Class A *,1	109,767	2,413,776	Newmark Group, Inc. , Class A	193,963	1,912,475
White Mountains Insurance Group, Ltd.	13,740	14,784,240	Total Common Stocks
Total Financials		49,234,539	(Cost $282,495,489)		330,986,879
Health Care - 6.1%
Computer Programs & Systems, Inc.	203,739	5,258,503
Patterson Cos., Inc. [1]	114,550	2,268,090

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value
Short-Term Investments - 12.2%			Other Investment Companies - 10.6%
Joint Repurchase Agreements - 1.6%[2]			Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.22%[3]	12,934,360	$12,934,360
Cantor Fitzgerald Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.570% total to be received			Dreyfus Institutional Preferred Government
$1,425,916 (collateralized by various			Money Market Fund, Institutional Shares,
U. S. Government Agency Obligations and			2.29% [3]	12,934,359	12,934,359
U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -			JPMorgan U.S. Government Money Market Fund,
05/20/69, totaling $1,454,330)	$1,425,814	$1,425,814	IM Shares, 2.27% [3]	13,326,309	13,326,309
Daiwa Capital Markets America, dated 07/31/19,			Total Other Investment Companies		39,195,028
due 08/01/19, 2.550% total to be received
$1,425,915 (collateralized by various			Total Short-Term Investments
U. S. Government Agency Obligations and			(Cost $45,198,063)		45,198,063
U. S. Treasuries, 0.000% - 6.500%, 09/01/19 -			Total Investments - 101.5%
08/01/49, totaling $1,454,330) $1,454,330)	1,425,814	1,425,814	(Cost $327,693,552)		376,184,942
HSBC Securities USA, Inc., dated 07/31/19, due			Other Assets, less Liabilities - (1.5)%		(5,480,921)
08/01/19, 2.530% total to be received $299,800			Net Assets - 100.0%		$370,704,021
(collateralized by various U. S. Treasuries,
0.000% - 3.750%, 07/31/21 - 11/15/45, totaling
$305,775)	299,779	299,779
Morgan, Stanley & Co. LLC, dated 07/31/19, due
08/01/19, 2.570% total to be received
$1,425,916 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
4.500%, 11/01/21 - 07/20/49, totaling
$1,454,330)	1,425,814	1,425,814
RBC Dominion Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received
$1,425,915 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
7.000%, 02/01/37 - 05/20/49, totaling
$1,454,330)	1,425,814	1,425,814
Total Joint Repurchase Agreements		6,003,035

* Non-income producing security.	[2] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $41,781,756 or 11.3% of net assets, were out on	repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.	sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$330,986,879	—	—	$330,986,879
Short-Term Investments
Joint Repurchase Agreements	—	$6,003,035	—	6,003,035
Other Investment Companies	39,195,028	—	—	39,195,028
Total Investments in Securities	$370,181,907	$6,003,035	—	$376,184,942

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.4%			Industrials - 18.1%
Communication Services - 1.9%			ABM Industries, Inc.	59,940	$2,522,875
Meredith Corp.	75,255	$4,128,489	Altra Industrial Motion Corp.	119,875	3,444,009
Consumer Discretionary - 9.3%			BMC Stock Holdings, Inc.*	142,955	3,023,498
Carter's, Inc. [1]	24,320	2,262,246	Casella Waste Systems, Inc., Class A *	78,240	3,411,264
Dana, Inc.	174,570	2,917,065	EMCOR Group, Inc.	12,056	1,017,406
Dine Brands Global, Inc. [1]	24,130	1,980,832	ESCO Technologies, Inc.	63,950	5,343,662
La-Z-Boy, Inc.	141,345	4,662,972	Forward Air Corp.	41,760	2,630,880
Oxford Industries, Inc.	32,030	2,344,276	Gibraltar Industries, Inc. *	76,340	3,163,530
Stoneridge, Inc.*	85,900	2,797,763	ICF International, Inc.	34,300	2,922,017
Visteon Corp. *,1	11,810	778,043	Knoll, Inc.	133,445	3,236,041
Wolverine World Wide, Inc.	105,090	2,853,193	Mueller Water Products, Inc. , Class A	309,855	3,151,225
Total Consumer Discretionary		20,596,390	Standex International Corp.	29,455	2,072,748
Consumer Staples - 3.7%			US Ecology, Inc.	67,164	4,273,645
Central Garden & Pet Co., Class A*	76,110	2,096,830	Total Industrials		40,212,800
J&J Snack Foods Corp.[1]	22,628	4,205,188	Information Technology - 14.7%
Lancaster Colony Corp.	11,957	1,863,140	ACI Worldwide, Inc.*	136,207	4,571,107
Total Consumer Staples		8,165,158	Brooks Automation, Inc.[1]	157,355	6,105,374
Energy - 4.5%			Methode Electronics, Inc.	102,135	3,058,943
Callon Petroleum Co.*,1	434,940	2,139,905	MKS Instruments, Inc.	27,920	2,376,830
Magnolia Oil & Gas Corp., Class A *,1	228,110	2,550,270	Plexus Corp. *	60,885	3,635,443
Matador Resources Co. *,1	208,975	3,684,229	Rogers Corp. *	16,522	2,621,381
Select Energy Services, Inc., Class A *,1	165,455	1,682,677	Semtech Corp.*	51,230	2,708,530
Total Energy		10,057,081	SYNNEX Corp.	50,810	5,006,817
Financials - 21.4%			Verra Mobility Corp. *	185,270	2,565,990
BancorpSouth Bank[1]	228,940	6,843,017	Total Information Technology		32,650,415
CVB Financial Corp.	246,750	5,430,968	Materials - 4.3%
Glacier Bancorp, Inc.[1]	134,020	5,616,778	HB Fuller Co.	90,045	4,305,051
Horace Mann Educators Corp.	83,239	3,615,902	Minerals Technologies, Inc.	56,850	3,027,263
IBERIABANK Corp.	89,039	6,995,794	PH Glatfelter Co.	140,878	2,299,129
Independent Bank Corp.	83,603	6,500,969	Total Materials		9,631,443
Selective Insurance Group, Inc.	84,150	6,328,080	Real Estate - 7.4%
South State Corp.	38,970	3,120,328	EastGroup Properties, Inc. , REIT	22,983	2,768,992
Synovus Financial Corp.	78,571	2,999,055	Pebblebrook Hotel Trust, REIT [1]	161,905	4,531,721
Total Financials		47,450,891	Physicians Realty Trust, REIT	208,815	3,593,706
Health Care - 7.6%			QTS Realty Trust, Inc. , Class A, REIT [1]	117,280	5,427,718
Allscripts Healthcare Solutions, Inc. *,1	275,500	2,837,650	Total Real Estate		16,322,137
AMN Healthcare Services, Inc. *	63,750	3,402,975	Utilities - 3.5%
ICU Medical, Inc. *	11,077	2,818,432	MGE Energy, Inc.	34,738	2,575,823
Integer Holdings Corp. *	54,540	4,773,886	ONE Gas, Inc.	57,535	5,246,041
Natus Medical, Inc. *	96,615	3,001,828	Total Utilities		7,821,864
Total Health Care		16,834,771	Total Common Stocks
			(Cost $200,482,999)		213,871,439

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value	Shares	Value
Short-Term Investments - 3.7%			Total Investments - 100.1%
Other Investment Companies - 3.7%			(Cost $208,760,063)	$222,148,503
Dreyfus Government Cash Management Fund,			Other Assets, less Liabilities - (0.1)%	(155,197)
Institutional Shares, 2.22% [2]	2,731,431	$2,731,431	Net Assets - 100.0%	$221,993,306
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.29% [2]	2,731,431	2,731,431
JPMorgan U. S. Government Money Market Fund,
IM Shares, 2.27%[2]	2,814,202	2,814,202
Total Short-Term Investments
(Cost $8,277,064)		8,277,064

* Non-income producing security.			[2] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
[1] Some of these securities, amounting to $32,285,120 or 14.5% of net assets, were out on			sum of the previous seven days' dividends paid, expressed as an annual percentage.
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.			REIT Real Estate Investment Trust
See Notes to Schedules of Portfolio of Investments.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$213,871,439	—	—	$213,871,439
Short-Term Investments
Other Investment Companies	8,277,064	—	—	8,277,064
Total Investments in Securities	$222,148,503	—	—	$222,148,503

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value
Corporate Bonds and Notes - 30.8%			Banco Macro SA (Argentina)
			(USD Swap 5 year + 5.463%), 6.750%,
Financials - 9.3%			11/04/26 [3]	$950,000	$812,259
A. S. P AMC Merger Sub, Inc.			(USD Swap 5 year + 5.463%), 6.750%,
8.000%, 05/15/25[1,2]	$98,000	$67,130	11/04/26 [1,3]	200,000	171,002
Acrisure LLC/Acrisure Finance, Inc.			Banco Mercantil del Norte SA/Grand Cayman
8.125%, 02/15/24 [1]	105,000	112,547	(Cayman Islands)
AerCap Ireland Capital DAC/AerCap Global			(U.S. Treasury Yield Curve CMT 5 year +
			4.447%), 5.750%, 10/04/31[3]	400,000	394,004
Aviation Trust (Ireland)
3.500%, 01/15/25	485,000	491,490	(U.S. Treasury Yield Curve CMT 10 year +
			5.470%), 7.500%, 09/27/67[1,3,4]	200,000	202,050
Air Lease Corp.			(U.S. Treasury Yield Curve CMT 5 year +
3.750%, 02/01/22	430,000	440,161	5.035%), 6.875%, 10/06/67[3,4]	500,000	501,880
2.750%, 01/15/23	70,000	70,098	(U.S. Treasury Yield Curve CMT 10 year +
Alexandria Real Estate Equities, Inc.			5.353%), 7.625%, 10/06/67[3,4]	1,200,000	1,234,200
4.000%, 01/15/24	365,000	387,096	Banco Nacional de Comercio Exterior
Alliant Holdings Intermediate LLC			SNC/Cayman Islands (Cayman Islands)
8.250%, 08/01/23 [1]	210,000	215,775	(U.S. Treasury Yield Curve CMT 5 year +
			3.000%)
Allied Universal Holdco LLC/Allied Universal			3.800%, 08/11/26[3]	200,000	202,252
Finance Corp.
6.625%, 07/15/26 [1]	80,000	83,800	Banco Santander Mexico SA Institucion de Banca
9.750%, 07/15/27 [1]	55,000	57,544	Multiple Grupo Financiero Santand (Mexico)
American Express Co.			(U.S. Treasury Yield Curve CMT 5 year +
2.500%, 08/01/22	520,000	522,056	2.995%)
			5.950%, 10/01/28[1,3]	550,000	585,750
American Tower Corp.
4.400%, 02/15/26	1,300,000	1,405,162	Banco Santander SA (Spain)
3.600%, 01/15/28	525,000	541,122	(3 month LIBOR + 1.090%)
			3.614%, 02/23/23[3]	600,000	601,535
AssuredPartners, Inc.
7.000%, 08/15/25[1]	180,000	181,350	Bancolombia SA (Colombia)
			5.125%, 09/11/22 [2]	500,000	525,630
Athene Global Funding			(U.S. Treasury Yield Curve CMT 5 year +
3.000%, 07/01/22 [1]	565,000	572,409
			2.929%), 4.875%, 10/18/27[3]	600,000	615,006
AXA Equitable Holdings, Inc.			Banistmo SA (Panama)
3.900%, 04/20/23	560,000	582,603	3.650%, 09/19/22 [1]	200,000	201,770
Banco Bilbao Vizcaya Argentaria			Bank of America Corp.
Colombia SA (Colombia)			(3 month LIBOR + 1.210%)
4.875%, 04/21/25	300,000	319,128	3.974%, 02/07/30[3]	495,000	530,908
Banco BTG Pactual SA (Cayman Islands)			Bank of Montreal (Canada)
(U.S. Treasury Yield Curve CMT 5 year+5.257%)			(USD Swap 5 year + 1.432%)
7.750%, 02/15/29 [1,3]	1,250,000	1,315,000	3.803%, 12/15/32[3]	450,000	459,103
Banco de Reservas de la Republica Dominicana			Bank of New Zealand (New Zealand)
(Dominican Republic)			3.500%, 02/20/24[1]	510,000	530,230
7.000%, 02/01/23 [1]	300,000	311,775
7.000%, 02/01/23	200,000	207,850	The Bank of Nova Scotia (Canada)
			3.400%, 02/11/24[2]	375,000	390,158
Banco do Brasil SA/Cayman (Cayman Islands)
(U.S. Treasury Yield Curve CMT 10 year +			Bantrab Senior Trust (Cayman Islands)
4.398%), 6.250%, 10/15/67 [3,4]	2,000,000	2,000,000	9.000%, 11/14/20	150,000	155,627
(U.S. Treasury Yield Curve CMT 5 year +			Barclays PLC (United Kingdom)
6.978%), 8.750%, 03/18/68 [3,4]	200,000	201,252
			(3 month LIBOR + 1.380%)
Banco General SA (Panama)			3.905%, 05/16/24 [3]	440,000	437,054
4.125%, 08/07/27	300,000	308,850	BBVA Bancomer SA/Texas
Banco Internacional del Peru SAA			(U.S. Treasury Yield Curve CMT 5 year +
Interbank (Peru)			3.000%), 5.350%, 11/12/29[3]	400,000	396,504
(3 month LIBOR + 6.740%)
8.500%, 04/23/70 [3]	500,000	518,755

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Financials - 9.3% (continued)			DBS Group Holdings, Ltd., GMTN (Singapore)
			(USD Swap 5 year + 2.390%)
BBVA Bancomer SA/Texas			3.600%, 03/07/68[3,4]	$1,379,000	$1,382,447
(U.S. Treasury Yield Curve CMT 5 year +
2.650%), 5.125%, 01/18/33 [3]	$1,900,000	$1,833,500	Digital Realty Trust LP
BDO Unibank, Inc. , EMTN (Philippines)			3.700%, 08/15/27	1,135,000	1,178,567
2.950%, 03/06/23	1,000,000	1,007,079	Discover Financial Services
BNP Paribas SA (France)			4.100%, 02/09/27	730,000	771,893
3.375%, 01/09/25 [1]	420,000	427,597	Docuformas SAPI de CV (Mexico)
			10.250%, 07/24/24[1]	500,000	497,875
BOC Aviation, Ltd. (Singapore)
(3 month LIBOR + 1.125%)			ESH Hospitality, Inc.
3.458%, 09/26/23 [1,3]	500,000	502,155	5.250%, 05/01/25[1]	245,000	252,656
Boston Properties LP			Gilex Holding Sarl (Colombia)
3.400%, 06/21/29	545,000	560,825	8.500%, 05/02/23[1]	200,000	215,252
			8.500%, 05/02/23	450,000	484,317
Brighthouse Financial Inc.
3.700%, 06/22/27	515,000	500,639	Global Aircraft Leasing Co., Ltd. (Cayman Islands)
			6.500%, 09/15/24	170,000	169,788
Capital One Financial Corp.
(3 month LIBOR + 0.720%)			Global Bank Corp. (Panama)
2.986%, 01/30/23 [3]	120,000	119,670	4.500%, 10/20/21	900,000	925,200
			(3 month LIBOR + 3.300%), 5.250%,
CFX Escrow Corp.			04/16/29 [1,2,3]	600,000	634,500
6.000%, 02/15/24 [1]	75,000	79,711
6.375%, 02/15/26 [1]	95,000	101,799	The Goldman Sachs Group, Inc.
			(3 month LIBOR + 0.780%), 3.036%, 10/31/22[3]	245,000	245,776
The Charles Schwab Corp.			(3 month LIBOR + 1.170%), 3.688%, 05/15/26 [3]	470,000	471,435
3.550%, 02/01/24	485,000	511,070
			HSBC Holdings PLC (United Kingdom)
Citigroup, Inc.			(3 month LIBOR + 1.380%)
(3 month LIBOR + 1.100%)			3.816%, 09/12/26 [3]	750,000	756,262
3.625%, 05/17/24 [3]	825,000	833,980
			Icahn Enterprises, LP/Icahn Enterprises
CNO Financial Group, Inc.			Finance Corp.
5.250%, 05/30/29	50,000	54,250	6.250%, 02/01/22	110,000	113,313
Commonwealth Bank of Australia (Australia)			6.375%, 12/15/25	40,000	41,900
4.316%, 01/10/48 [1]	535,000	551,127	6.250%, 05/15/26 [1]	175,000	180,485
Credit Acceptance Corp.			Industrial Senior Trust (Cayman Islands)
6.625%, 03/15/26 [1]	155,000	167,602	5.500%, 11/01/22	500,000	512,750
Credit Agricole SA/London (United Kingdom)			Interoceanica IV Finance, Ltd. (Cayman Islands)

3.750%, 04/24/23 [1]	545,000	564,681	0.000%, 11/30/25	1,337,475	1,200,023
Credit Suisse Group AG (Switzerland)			Itau Unibanco Holding SA/Cayman Island
(3 month LIBOR + 1.240%)			(Cayman Islands)
3.676%, 06/12/24 [1,3]	430,000	432,801	(U.S. Treasury Yield Curve CMT 5 year +
			3.863%)
Credito Real SAB de CV (Mexico)			6.500%, 09/19/67 [3,4]	1,000,000	1,031,000
9.500%, 02/07/26 [1]	700,000	784,910
			Liberty Mutual Group, Inc.
Credito Real SAB de CV SOFOM ER (Mexico)			6.500%, 05/01/42[1]	689,000	928,122
(U.S. Treasury Yield Curve CMT 5 year +
7.026%)			Lions Gate Capital Holdings LLC
			6.375%, 02/01/24[1]	140,000	147,175
9.125%, 05/29/68 [3,4]	800,000	816,008
Crown Castle International Corp.			Lloyds Banking Group PLC (United Kingdom)
3.700%, 06/15/26	600,000	627,555	(3 month LIBOR + 1.205%)
			3.574%, 11/07/28[3]	630,000	627,386
4.000%, 03/01/27	775,000	823,328
3.650%, 09/01/27	590,000	611,397	Macquarie Group, Ltd. (Australia)
DBS Group Holdings, Ltd. (Singapore)			(3 month LIBOR + 1.023%), 3.189%, 11/28/23[1,3]	185,000	188,227
(3 month LIBOR + 0.620%)			(3 month LIBOR + 1.330%), 4.150%, 03/27/24[1,3]	355,000	371,680
2.896%, 07/25/22 [3]	200,000	201,007	Malayan Banking Bhd (Malaysia)
			(USD Swap 5 year + 2.542%)
			3.905%, 10/29/26[3]	1,800,000	1,824,192

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Financials - 9.3% (continued)			Unifin Financiera SAB de CV (Mexico)
MGM Growth Properties Operating			7.375%, 02/12/26	$300,000	$288,600
			(U.S. Treasury Yield Curve CMT 5 year +
Partnership LP/MGP Finance Co-Issuer, Inc.			6.308%), 8.875%, 07/29/68[3,4]	1,600,000	1,462,016
5.750%, 02/01/27 [1]	$95,000	$102,625
			United Overseas Bank, Ltd., EMTN (Singapore)
Mitsubishi UFJ Financial Group, Inc. (Japan)			(USD Swap 5 year + 2.236%), 3.500%,
(3 month LIBOR + 0.740%)			09/16/26 [3]	1,000,000	1,008,460
3.260%, 03/02/23 [3]	570,000	570,136
			(USD Swap 5 year + 1.794%), 3.875%,
Morgan Stanley			04/19/67[3,4]	600,000	603,214
(3 month LIBOR + 1.340%)			Wells Fargo & Co.
3.591%, 07/22/28 [3]	585,000	606,985
			(3 month LIBOR + 1.170%)
MPT Operating Partnership LP/MPT			3.196%, 06/17/27[3]	245,000	250,008
Finance Corp.			Welltower, Inc.
5.000%, 10/15/27	205,000	212,175	3.950%, 09/01/23	525,000	552,015
4.625%, 08/01/29	80,000	81,100
Nationstar Mortgage Holdings Inc.			Westpac Banking Corp. (Australia)
8.125%, 07/15/23 [1]	120,000	124,950	(3 month LIBOR + 0.720%)
			3.238%, 05/15/23[2,3]	885,000	892,240
Navient Corp.
			WeWork Cos., Inc.
6.500%, 06/15/22	175,000	186,760	7.875%, 05/01/25 [1]	30,000	29,311
NFP Corp.
6.875%, 07/15/25 [1]	190,000	191,663	Willis North America, Inc.
			4.500%, 09/15/28	495,000	537,571
Prudential Financial, Inc.			Total Financials		61,581,712
3.905%, 12/07/47	275,000	290,818
			Industrials - 17.4%
Public Storage
3.385%, 05/01/29	520,000	546,316	AbbVie, Inc.
			4.700%, 05/14/45	518,000	528,297
Radiant Access, Ltd. (Virgin Islands, British)
4.600%, 11/18/67 [4]	1,100,000	1,067,000	Adecoagro, S. A. (Argentina)
			6.000%, 09/21/27	150,000	144,187
Royal Bank of Scotland Group PLC
(United Kingdom)			AECOM
(3 month LIBOR + 1.480%)			5.125%, 03/15/27	240,000	252,600
3.498%, 05/15/23 [3]	285,000	286,446	Aeropuerto Internacional de Tocumen SA
S. P. A. RC EM SPC Panama Metro Line 2 SP			(Panama)
(Cayman Islands)			5.625%, 05/18/36	200,000	228,000
0.000%, 12/05/22 [1,5]	1,192,412	1,131,312	AI Candelaria Spain SLU (Spain)
0.000%, 12/05/22 [5]	1,195,828	1,134,554	7.500%, 12/15/28	750,000	841,500
Springleaf Finance Corp.			7.500%, 12/15/28[1]	250,000	280,500
6.875%, 03/15/25	104,000	116,592	Air Medical Group Holdings, Inc.
7.125%, 03/15/26	5,000	5,625	6.375%, 05/15/23[1,2]	90,000	81,450
6.625%, 01/15/28	25,000	27,000
			Ajecorp BV (Netherlands)
Sprint Capital Corp.			6.500%, 05/14/22	200,000	191,480
6.875%, 11/15/28	245,000	270,113
			AK Steel Corp.
Sumitomo Mitsui Financial Group, Inc. (Japan)			7.625%, 10/01/21	30,000	29,963
(3 month LIBOR + 0.740%)			6.375%, 10/15/25	35,000	29,925
3.043%, 01/17/23 [3]	735,000	736,312
			Albertsons Cos LLC/Safeway, Inc. /New
SURA Asset Management SA (Colombia)			Albertsons LP/Albertson's LLC
4.875%, 04/17/24	200,000	213,502	7.500%, 03/15/26[1]	55,000	60,878
Synchrony Financial			Albertsons Cos LLC/Safeway, Inc. /New
3.950%, 12/01/27	565,000	573,512	Albertson's, Inc./Albertson's LLC
Tempo Acquisition LLC/Tempo Acquisition			5.750%, 03/15/25	85,000	87,125
Finance Corp.			Alcoa Nederland Holding BV (Netherlands)
6.750%, 06/01/25 [1]	195,000	202,069	6.125%, 05/15/28 [1]	200,000	210,000
TerraForm Power Operating LLC			Allison Transmission, Inc.
4.250%, 01/31/23 [1]	155,000	155,925	5.000%, 10/01/24[1]	140,000	142,758

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 17.4% (continued)			Becton Dickinson and Co.
Altria Group, Inc.			2.894%, 06/06/22	$835,000	$842,725
4.800%, 02/14/29	$510,000	$549,188	Berry Global, Inc.
			5.625%, 07/15/27[1,2]	130,000	136,825
American Axle & Manufacturing, Inc.
6.250%, 03/15/26 [2]	75,000	75,094	Bharti Airtel International Netherlands BV
Amsted Industries, Inc.			(Netherlands)
5.625%, 07/01/27 [1]	65,000	68,432	5.125%, 03/11/23	800,000	839,633
Anglo American Capital PLC (United Kingdom)			Bharti Airtel, Ltd. (India)
4.500%, 03/15/28 [1]	615,000	644,446	4.375%, 06/10/25	1,200,000	1,220,803
			Bombardier, Inc. (Canada)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev			6.000%, 10/15/22 [1]	65,000	65,325
Worldwide Inc.			7.875%, 04/15/27[1]	45,000	45,675
4.900%, 02/01/46	140,000	159,458
			Boyne USA, Inc.
Anheuser-Busch InBev Worldwide, Inc.			7.250%, 05/01/25[1]	215,000	235,425
4.600%, 04/15/48	385,000	424,298
			BPRL International Singapore Pte, Ltd., EMTN
Antero Midstream Partners, LP/Antero Midstream			(Singapore)
Finance Corp.			4.375%, 01/18/27	1,500,000	1,588,786
5.750%, 03/01/27 [1]	165,000	155,103
			Builders FirstSource, Inc.
APT Pipelines, Ltd. (Australia)			5.625%, 09/01/24[1]	165,000	171,394
4.250%, 07/15/27 [1]	1,000,000	1,052,727	6.750%, 06/01/27[1]	40,000	42,300
Aramark Services, Inc.			C&W Senior Financing DAC (Ireland)
5.000%, 04/01/25 [1]	185,000	190,975	7.500%, 10/15/26[1]	500,000	535,000
Ardagh Packaging Finance PLC/Ardagh Holdings			6.875%, 09/15/27	1,700,000	1,785,085
USA, Inc. (Ireland)			Camelot Finance SA (Luxembourg)
6.000%, 02/15/25 [1]	200,000	207,000	7.875%, 10/15/24[1]	145,000	151,887
Arrow Electronics, Inc.			Canacol Energy, Ltd. (Canada)
3.875%, 01/12/28	245,000	244,852	7.250%, 05/03/25[1]	200,000	210,252
Ascend Learning LLC			7.250%, 05/03/25	1,300,000	1,366,638
6.875%, 08/01/25 [1]	30,000	31,200	Carvana Co.
6.875%, 08/01/25 [1]	170,000	176,800	8.875%, 10/01/23 [1]	50,000	50,475
Ashland LLC			Catalent Pharma Solutions, Inc.
4.750%, 08/15/22	320,000	333,664	5.000%, 07/15/27 [1]	85,000	87,550
AstraZeneca PLC (United Kingdom)			CCO Holdings LLC/CCO Holdings Capital Corp.
2.375%, 06/12/22	525,000	526,648	5.750%, 02/15/26[1]	155,000	163,674
			5.000%, 02/01/28[1]	170,000	174,896
AT&T, Inc.
5.250%, 03/01/37	735,000	834,933	CDK Global, Inc.
			5.875%, 06/15/26	65,000	69,388
Avantor, Inc.			5.250%, 05/15/29[1]	50,000	51,938
9.000%, 10/01/25[1]	190,000	211,020
			Cedar Fair LP
Avolon Holdings Funding, Ltd. (Ireland)			5.250%, 07/15/29[1]	80,000	83,100
5.250%, 05/15/24 [1]	160,000	172,147
3.950%, 07/01/24 [1]	395,000	404,662	Celgene Corp.
B&G Foods, Inc.			4.350%, 11/15/47	555,000	617,201
5.250%, 04/01/25 [2]	115,000	114,856	Celulosa Arauco y Constitucion SA (Chile)
			5.500%, 04/30/49[1]	750,000	812,812
Banff Merger Sub, Inc.
9.750%, 09/01/26 [1]	55,000	49,466	Cemex SAB de CV (Mexico)
			7.750%, 04/16/26[2]	200,000	216,750
Bausch Health Cos., Inc.
7.000%, 03/15/24 [1]	90,000	95,175	Cengage Learning, Inc.
5.750%, 08/15/27 [1]	30,000	31,650	9.500%, 06/15/24 [1]	125,000	118,437
7.000%, 01/15/28 [1]	140,000	144,550
7.250%, 05/30/29 [1]	140,000	145,863	Cenovus Energy Inc. (Canada)
			5.400%, 06/15/47	250,000	270,962
Beacon Escrow Corp.
4.875%, 11/01/25 [1]	220,000	218,625	Centene Corp.
			4.750%, 01/15/25	175,000	178,941

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 17.4% (continued)			CRC Escrow Issuer LLC/CRC Finco, Inc.
			5.250%, 10/15/25 [1]	$130,000	$130,039
Centene Corp.
5.375%, 06/01/26 [1]	$90,000	$95,287	Crown Americas LLC/Crown Americas Capital
Century Communities, Inc.			Corp. VI
6.750%, 06/01/27 [1]	70,000	72,450	4.750%, 02/01/26	230,000	237,015
Charter Communications Operating LLC/Charter			Crown Americas LLC/Crown
Communications Operating Capital			Americas Capital Corp. IV
4.908%, 07/23/25	485,000	523,515	4.500%, 01/15/23	115,000	119,025
			CSC Holdings LLC
Cheniere Energy Partners LP			5.375%, 07/15/23[1]	200,000	205,620
5.250%, 10/01/25	195,000	202,804
5.625%, 10/01/26	80,000	84,800	5.250%, 06/01/24	135,000	141,244
Cigna Corp.			CSI Compressco, LP/CSI Compressco
4.900%, 12/15/48 [1]	265,000	291,469	Finance, Inc.
			7.500%, 04/01/25[1]	170,000	170,000
CIMPOR Financial Operations BV (Netherlands)
5.750%, 07/17/24	400,000	359,200	CSN Islands XII Corp. (Brazil)
			7.000%, 12/23/67[4]	750,000	692,344
Cincinnati Bell, Inc.
7.000%, 07/15/24 [1,2]	115,000	98,900	CSN Resources SA (Brazil)
			7.625%, 02/13/23[2]	400,000	424,980
Clean Harbors, Inc.			7.625%, 04/17/26[1]	300,000	320,347
4.875%, 07/15/27 [1]	90,000	93,026
5.125%, 07/15/29 [1]	30,000	31,697	CSX Corp.
			3.800%, 11/01/46	555,000	561,959
Clear Channel Worldwide Holdings, Inc.
9.250%, 02/15/24 [1]	35,000	38,063	CVS Health Corp.
			5.050%, 03/25/48	260,000	283,022
CNOOC Finance 2015 USA LLC
3.750%, 05/02/23 [2]	590,000	610,915	Dana Financing Luxembourg Sarl (Luxembourg)
			5.750%, 04/15/25[1]	155,000	157,325
CNX Midstream Partners LP/CNX Midstream
Finance Corp.			Delek & Avner Tamar Bond, Ltd. (Israel)
			5.082%, 12/30/23[1]	100,000	103,101
6.500%, 03/15/26 [1]	195,000	186,712
Colombia Telecomunicaciones SA ESP			Delek & Avner Tamar Bond, Ltd. (Israel)
			5.412%, 12/30/25[1]	300,000	311,382
(Colombia)
(USD Swap 5 year + 6.958%)			Delta Air Lines, Inc.
8.500%, 09/30/67 [3,4]	200,000	206,252	3.800%, 04/19/23	500,000	516,387
Comcast Corp.			Diamond Sports Group LLC/Diamond Sports
3.950%, 10/15/25	495,000	532,916	Finance Co.
			5.375%, 08/15/26[1,6]	100,000	101,875
CommScope, Inc.
5.500%, 03/01/24 [1]	95,000	96,662	Digicel Group Two, Ltd. PIK (Jamaica)
6.000%, 03/01/26[1]	40,000	40,638	9.125%, 04/01/24 [1,7]	1,606,844	301,283
Comunicaciones Celulares SA Via Comcel Trust			DISH DBS Corp.
(Cayman Islands)			5.875%, 11/15/24	65,000	60,491
6.875%, 02/06/24	500,000	518,750
			Dollar Tree, Inc.
Constellation Brands, Inc.			4.000%, 05/15/25	510,000	532,024
3.150%, 08/01/29	140,000	140,558
			The Dun & Bradstreet Corp
Constellation Merger Sub, Inc.			6.875%, 08/15/26 [1]	80,000	85,426
8.500%, 09/15/25 [1,2]	85,000	76,925
			DuPont de Nemours, Inc.
Controladora Mabe SA de CV (Mexico)			5.419%, 11/15/48	460,000	557,636
5.600%, 10/23/28	700,000	743,057
			Eagle Holding Co. II LLC
Corning, Inc.			7.750%, 05/15/22[1,7]	80,000	80,900
4.375%, 11/15/57	545,000	543,514
			Eldorado Resorts, Inc.
Cosan Overseas, Ltd. (Cayman Islands)			6.000%, 04/01/25	105,000	111,169
8.250%, 02/05/67 [4]	2,000,000	2,075,000
			Embarq Corp.
Cott Holdings, Inc.			7.995%, 06/01/36	125,000	122,187
5.500%, 04/01/25 [1]	140,000	144,025

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 17.4% (continued)			Freeport-McMoRan, Inc.
Embotelladora Andina SA (Chile)			5.450%, 03/15/43	$1,000,000	$930,840
5.000%, 10/01/23	$200,000	$215,365	Fresnillo PLC (Mexico)
			5.500%, 11/13/23	400,000	434,004
Empresa de Transporte de Pasajeros Metro SA
(Chile)			Frontdoor, Inc.
5.000%, 01/25/47 [1]	1,150,000	1,285,136	6.750%, 08/15/26[1]	130,000	138,775
ENA Norte Trust (Panama)			Frontier Communications Corp.
4.950%, 04/25/23	980,491	1,011,141	8.500%, 04/15/20[2]	40,000	30,400
			8.500%, 04/01/26 [1]	75,000	73,478
Enable Midstream Partners LP			8.000%, 04/01/27[1]	55,000	57,527
4.400%, 03/15/27	280,000	280,884
			FTS International, Inc.
Energizer Holdings, Inc.			6.250%, 05/01/22	62,000	55,490
7.750%, 01/15/27 [1]	75,000	81,750
			General Electric Co.
Energy Transfer LP			5.875%, 01/14/38	505,000	591,942
4.750%, 01/15/26	490,000	528,682
4.200%, 04/15/27	30,000	31,298	General Motors Co.
			(3 month LIBOR + 0.800%)
Envision Healthcare Corp.			3.365%, 08/07/20[3]	210,000	210,282
8.750%, 10/15/26 [1,2]	10,000	6,975
			General Motors Financial Co, Inc.
EP Energy LLC/Everest Acquisition Finance, Inc.			(3 month LIBOR + 0.990%)
7.750%, 05/15/26 [1]	70,000	63,088
			3.279%, 01/05/23 [3]	690,000	681,481
EQT Corp.			Genesys Telecommunications Laboratories Inc.
3.900%, 10/01/27	290,000	259,612	10.000%, 11/30/24[1]	220,000	240,625
EQT Midstream Partners LP			Geopark, Ltd. (Chile)
4.750%, 07/15/23	510,000	521,562	6.500%, 09/21/24	1,400,000	1,461,250
ESAL GmbH (Austria)			GFL Environmental, Inc. (Canada)
6.250%, 02/05/23	400,000	408,504	8.500%, 05/01/27[1]	55,000	60,363
Exelon Corp.			GNL Quintero SA (Chile)
3.400%, 04/15/26	1,000,000	1,035,894	4.634%, 07/31/29	450,000	478,129
Expedia, Inc.			Gogo Intermediate Holdings LLC/Gogo Finance
3.800%, 02/15/28	280,000	287,652	Co., Inc.
Exterran Energy Solutions, LP/EES Finance Corp			9.875%, 05/01/24[1]	110,000	113,853
8.125%, 05/01/25	95,000	97,137	Gohl Capital, Ltd. (Isle of Man)
Extraction Oil & Gas, Inc.			4.250%, 01/24/27	1,500,000	1,564,121
5.625%, 02/01/26 [1]	45,000	33,436
			Golden Entertainment, Inc.
FedEx Corp.			7.625%, 04/15/26[1]	65,000	66,950
4.750%, 11/15/45	270,000	286,361	Golden Nugget, Inc.
Fermaca Enterprises S de RL de CV (Mexico)			6.750%, 10/15/24 [1]	220,000	227,014
6.375%, 03/30/38 [1]	222,297	232,023
			Gran Tierra Energy International Holdings, Ltd.
Fideicomiso PA Pacifico Tres (Colombia)			(Cayman Islands)
8.250%, 01/15/35	200,000	222,500	6.250%, 02/15/25	1,126,000	1,073,922
Fidelity National Information Services, Inc.			Gran Tierra Energy, Inc. (Canada)
3.625%, 10/15/20	283,000	286,567	7.750%, 05/23/27[1]	200,000	199,250
Flex Acquisition Co, Inc.			Gray Television, Inc.
7.875%, 07/15/26 [1]	50,000	45,375	5.125%, 10/15/24[1]	55,000	56,581
			7.000%, 05/15/27 [1]	90,000	98,662
Ford Motor Co.
7.450%, 07/16/31	245,000	287,244	GrubHub Holdings, Inc.
			5.500%, 07/01/27 [1]	50,000	51,438
Foresight Energy LLC/Foresight Energy
Finance Corp.			Grupo Bimbo SAB de CV (Mexico)
11.500%, 04/01/23 [1]	180,000	71,550	(U.S. Treasury Yield Curve CMT 5 year +
			3.280%)
Freeport-McMoRan, Inc.			5.950%, 07/17/68[2,3,4]	700,000	738,150
5.400%, 11/14/34	1,150,000	1,115,500

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 17.4% (continued)			Inversiones CMPC SA (Chile)
			4.750%, 09/15/24	$200,000	$213,855
Grupo Idesa SA de CV (Mexico)
7.875%, 12/18/20 [1]	$100,000	$75,501	IRB Holding Corp.
7.875%, 12/18/20	600,000	453,006	6.750%, 02/15/26 [1]	140,000	139,650
GTT Communications, Inc.			Iridium Communications, Inc.
7.875%, 12/31/24 [1]	110,000	86,075	10.250%, 04/15/23[1]	165,000	179,437
Guanay Finance, Ltd. (Cayman Islands)			JBS Investments II GmbH (Austria)
6.000%, 12/15/20	682,088	695,730	7.000%, 01/15/26[1]	400,000	429,200
Gulfport Energy Corp.			5.750%, 01/15/28	1,200,000	1,214,700
6.375%, 05/15/25	110,000	84,700	JBS USA LUX, S. A./JBS USA Finance, Inc.
			5.875%, 07/15/24[1]	25,000	25,750
GW Honos Security Corp. (Canada)			5.750%, 06/15/25[1]	15,000	15,544
8.750%, 05/15/25 [1]	130,000	133,575
			6.750%, 02/15/28 [1]	105,000	113,269
Halfmoon Parent, Inc.			JBS USA LUX, S. A./JBS USA Food Co./JBS USA
(3 month LIBOR + 0.890%)			Finance, Inc.
3.193%, 07/15/23 [1,3]	275,000	275,778	6.500%, 04/15/29[1]	100,000	107,625
Hasbro, Inc.			5.500%, 01/15/30[6]	35,000	35,026
3.500%, 09/15/27	565,000	578,700	Jeld-Wen, Inc.
HCA, Inc.			4.625%, 12/15/25[1]	175,000	172,594
5.250%, 04/15/25	55,000	60,727	John Deere Capital Corp., MTN
5.375%, 09/01/26	305,000	330,925	3.450%, 01/10/24	250,000	261,495
5.875%, 02/01/29	15,000	16,763
4.125%, 06/15/29	270,000	277,127	JSL Europe, S. A. (Luxembourg)
			7.750%, 07/26/24	850,000	906,652
Hess Infrastructure Partners, LP/Hess
Infrastructure Partners Finance Corp.			KAR Auction Services, Inc.
5.625%, 02/15/26 [1]	300,000	313,406	5.125%, 06/01/25 [1]	160,000	165,200
Hexion, Inc.			Kinder Morgan Energy Partners L. P. , MTN
7.875%, 07/15/27 [1]	55,000	54,588	6.950%, 01/15/38	430,000	557,601
Hilcorp Energy I, LP/Hilcorp Finance Co.			Kratos Defense & Security Solutions, Inc.
6.250%, 11/01/28 [1]	150,000	146,250	6.500%, 11/30/25 [1]	90,000	96,417
Hilton Domestic Operating Co, Inc.			The Kroger Co.
4.250%, 09/01/24	305,000	309,636	3.400%, 04/15/22	510,000	521,538
The Home Depot, Inc.			Kronos Acquisition Holdings, Inc. (Canada)
3.900%, 06/15/47	260,000	282,970	9.000%, 08/15/23[1]	70,000	60,550
IAA, Inc.			Latam Finance, Ltd. (Cayman Islands)
5.500%, 06/15/27 [1]	115,000	120,534	6.875%, 04/11/24	500,000	526,255
			7.000%, 03/01/26[1]	500,000	530,625
iHeartCommunications, Inc.
6.375%, 05/01/26 [2]	30,000	32,016	Level 3 Communications, Inc.
8.375%, 05/01/27 [2]	15,000	15,863	5.750%, 12/01/22	125,000	126,250
Imperial Brands Finance PLC (United Kingdom)			Level 3 Financing, Inc.
3.500%, 07/26/26	565,000	563,262	5.375%, 01/15/24	190,000	193,063
Indian Oil Corp., Ltd. (India)			Live Nation Entertainment, Inc.
5.625%, 08/02/21	450,000	474,340	5.625%, 03/15/26[1]	180,000	191,025
5.750%, 08/01/23	1,700,000	1,861,475	Lockheed Martin Corp.
Indigo Natural Resources LLC			4.700%, 05/15/46	435,000	527,355
6.875%, 02/15/26 [1]	80,000	67,800
			LTF Merger Sub, Inc.
Informatica LLC			8.500%, 06/15/23[1]	175,000	180,031
7.125%, 07/15/23 [1]	185,000	188,931
			Marathon Petroleum Corp.
Intelsat Jackson Holdings SA (Luxembourg)			5.125%, 12/15/26	540,000	597,899
5.500%, 08/01/23	60,000	55,575
8.500%, 10/15/24 [1]	95,000	95,247	MARB BondCo PLC (United Kingdom)
			6.875%, 01/19/25	1,700,000	1,746,750
The Interpublic Group of Cos, Inc.
5.400%, 10/01/48	485,000	556,097

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 17.4% (continued)			NXP BV/NXP Funding LLC/NXP USA, Inc.
			(Netherlands)
Marriott Ownership Resorts, Inc./ILG LLC			3.875%, 06/18/26[1]	$265,000	$272,478
6.500%, 09/15/26	$125,000	$134,725
			OAS Finance, Ltd. (Virgin Islands, British)
Marvell Technology Group, Ltd.			8.875%, 07/25/68[1,4,8]	400,000	3,000
4.200%, 06/22/23	490,000	512,558	8.875%, 07/25/68[4,8]	600,000	4,500
Masonite International Corp.
5.625%, 03/15/23 [1]	55,000	56,507	Oasis Petroleum, Inc.
5.750%, 09/15/26 [1]	145,000	151,525	6.875%, 03/15/22	95,000	95,033
			6.250%, 05/01/26[1,2]	65,000	61,906
Match Group, Inc.			Oleoducto Central, S. A. (Colombia)
5.000%, 12/15/27 [1]	150,000	158,062
			4.000%, 05/07/21	200,000	204,252
Matterhorn Merger Sub LLC/Matterhorn			ONGC Videsh Vankorneft Pte, Ltd. (Singapore)
Finance Sub, Inc.			3.750%, 07/27/26	2,500,000	2,561,753
8.500%, 06/01/26 [1]	75,000	62,250
			Owens Corning
McDonald's Corp., MTN			4.400%, 01/30/48	295,000	259,209
4.450%, 03/01/47	245,000	270,040
			Packaging Corp of America
MEG Energy Corp. (Canada)			3.400%, 12/15/27	255,000	259,622
7.000%, 03/31/24 [1]	75,000	71,984
			Panther BF Aggregator 2 LP/Panther
MGM Resorts International			Finance Co., Inc.
5.750%, 06/15/25	70,000	76,017	6.250%, 05/15/26 [1]	90,000	93,348
Millicom International Cellular SA (Luxembourg)			8.500%, 05/15/27[1]	50,000	50,938
6.000%, 03/15/25	200,000	208,250	Par Petroleum LLC/Petroleum Finance Corp.
6.625%, 10/15/26	500,000	545,625	7.750%, 12/15/25[1]	160,000	160,400
5.125%, 01/15/28 [2]	600,000	617,250
6.250%, 03/25/29 [1]	200,000	216,350	Parkland Fuel Corp. (Canada)
			5.875%, 07/15/27[1]	70,000	72,188
Minerva Luxembourg SA (Luxembourg)
6.500%, 09/20/26	700,000	715,750	Parsley Energy LLC/Parsley Finance Corp.
5.875%, 01/19/28	1,000,000	981,350	5.625%, 10/15/27[1]	140,000	145,250
The Mosaic Co.			Peabody Energy Corp.
4.050%, 11/15/27	595,000	616,083	6.000%, 03/31/22 [1]	215,000	220,106
Moss Creek Resources Holdings, Inc.			Penn National Gaming, Inc.
7.500%, 01/15/26 [1]	75,000	59,063	5.625%, 01/15/27[1]	130,000	132,340
MPH Acquisition Holdings LLC			Penske Truck Leasing Co. LP/PTL Finance Corp.
7.125%, 06/01/24 [1]	90,000	87,746	4.200%, 04/01/27[1]	245,000	257,189
Nabors Industries, Inc.			Petrobras Global Finance BV (Netherlands)
5.750%, 02/01/25	85,000	74,163	5.750%, 02/01/29	1,700,000	1,832,600
NBM US Holdings, Inc.			6.900%, 03/19/49	150,000	168,877
7.000%, 05/14/26[1]	200,000	207,050	Petroleos Mexicanos (Mexico)
			6.500%, 06/02/41	550,000	495,814
Netflix, Inc.
5.875%, 02/15/25	55,000	60,012	PetSmart, Inc.
5.375%, 11/15/29 [1]	45,000	47,475	7.125%, 03/15/23 [1]	80,000	75,000
			5.875%, 06/01/25[1,2]	26,000	25,834
New Red Finance, Inc. (Canada)
5.000%, 10/15/25 [1]	230,000	235,175	Pilgrim's Pride Corp.
			5.875%, 09/30/27[1]	185,000	194,944
Nexa Resources SA (Brazil)
5.375%, 05/04/27 [2]	300,000	316,503	Polaris Intermediate Corp., PIK
			8.500%, 12/01/22 [1,7]	115,000	107,237
NuStar Logistics LP
6.000%, 06/01/26	100,000	105,750	Post Holdings, Inc.
			5.500%, 03/01/25[1]	140,000	146,125
Nutrien, Ltd. (Canada)			5.500%, 12/15/29 [1]	25,000	25,375
4.200%, 04/01/29	575,000	621,310
			Prime Security Services Borrower LLC
NVA Holdings, Inc./United States			9.250%, 05/15/23[1]	79,000	83,148
6.875%, 04/01/26 [1]	55,000	59,125

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 17.4% (continued)			Sociedad Quimica y Minera de Chile SA (Chile)
			4.375%, 01/28/25[2]	$200,000	$211,000
PTTEP Treasury Center Co., Ltd. (Thailand)
(U.S. Treasury Yield Curve CMT 5 year +			Sophia LP/Sophia Finance, Inc.
2.724%)			9.000%, 09/30/23 [1]	164,000	170,355
4.600%, 01/17/68[3,4]	$700,000	$717,617
			Sprint Corp.
QEP Resources, Inc.			7.125%, 06/15/24	235,000	257,031
5.250%, 05/01/23	75,000	68,625	Sprint Spectrum Co. LLC/Sprint Spectrum Co.
5.625%, 03/01/26 [2]	75,000	64,688
			II LLC/Sprint Spectrum Co. III LLC
Radiate Holdco LLC/Radiate Finance, Inc.			4.738%, 03/20/25[1]	525,000	553,219
6.875%, 02/15/23 [1]	10,000	10,200
6.625%, 02/15/25 [1]	155,000	153,837	SS&C Technologies, Inc.
			5.500%, 09/30/27 [1]	115,000	119,816
Refinitiv US Holdings, Inc.
6.250%, 05/15/26 [1]	95,000	102,362	Staples, Inc.
			7.500%, 04/15/26[1]	115,000	117,875
8.250%, 11/15/26 [1]	100,000	111,000
Reliance Holding USA, Inc.			Stars Group Holdings BV/Stars Group US
5.400%, 02/14/22	1,500,000	1,592,068	Co-Borrower LLC (Netherlands)
			7.000%, 07/15/26 [1]	135,000	142,594
Resideo Funding, Inc.
6.125%, 11/01/26 [1]	135,000	142,931	Stevens Holding Co, Inc.
			6.125%, 10/01/26 [1]	110,000	117,150
Riverbed Technology, Inc.
8.875%, 03/01/23 [1,2]	70,000	42,175	SunCoke Energy Partners LP/SunCoke Energy
			Partners Finance Corp.
Royal Caribbean Cruises, Ltd.			7.500%, 06/15/25[1]	150,000	149,242
3.700%, 03/15/28	265,000	268,054
			Sunoco Logistics Partners Operations LP
Sabine Pass Liquefaction LLC			3.900%, 07/15/26	1,000,000	1,025,637
5.000%, 03/15/27	495,000	540,113
			Sunoco LP/Sunoco Finance Corp.
SACI Falabella (Chile)			5.500%, 02/15/26	120,000	124,500
3.750%, 04/30/23	900,000	926,335	6.000%, 04/15/27	60,000	63,375
SBA Tower Trust			Sydney Airport Finance Co. Pty, Ltd. (Australia)
3.168%, 04/11/22 [1]	400,000	403,057	3.375%, 04/30/25[1]	990,000	1,007,115
Schweitzer-Mauduit International, Inc.			Syngenta Finance, N. V. (Netherlands)
6.875%, 10/01/26 [1]	90,000	92,250	5.676%, 04/24/48	1,600,000	1,600,716
Scientific Games International, Inc.			Tapstone Energy LLC/Tapstone Energy
5.000%, 10/15/25 [1]	115,000	117,875	Finance Corp.
8.250%, 03/15/26 [1]	105,000	112,642	9.750%, 06/01/22[1]	60,000	39,300
Scripps Escrow, Inc.			Targa Resources Partners, LP/Targa Resources
5.875%, 07/15/27 [1]	75,000	75,952
			Partners Finance Corp.
Select Medical Corp.			5.875%, 04/15/26	175,000	185,447
6.375%, 06/01/21	195,000	195,487	6.500%, 07/15/27[1]	60,000	65,476
6.250%, 08/15/26	75,000	76,313	Tecnoglass, Inc. (Colombia)
The ServiceMaster Co. LLC			8.200%, 01/31/22	200,000	215,750
5.125%, 11/15/24 [1]	120,000	124,465
			Telefonica Celular del Paraguay SA (Paraguay)
Shire Acquisitions Investments (Ireland)			5.875%, 04/15/27[1]	250,000	264,145
2.875%, 09/23/23	535,000	541,223	Telesat Canada/Telesat LLC (Canada)
Sinopec Group Overseas Development 2016,			8.875%, 11/15/24[1]	150,000	162,375
Ltd. (China)			Tempo Acquisition LLC/Tempo Acquisition
2.750%, 09/29/26	300,000	296,080	Finance Corp.
Sirius XM Radio, Inc.			6.750%, 06/01/25[1]	15,000	15,544
5.375%, 07/15/26 [1]	135,000	141,581
5.500%, 07/01/29 [1]	65,000	67,987	Tempur Sealy International Inc.
			5.500%, 06/15/26	194,000	204,187
Six Flags Entertainment Corp.
4.875%, 07/31/24 [1]	125,000	128,125	Tenet Healthcare Corp.
			7.000%, 08/01/25	110,000	110,137
Smithfield Foods, Inc.
4.250%, 02/01/27 [1]	530,000	541,216

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 17.4% (continued)			Vedanta Resources PLC (India)
			6.125%, 08/09/24	$1,800,000	$1,695,507
Tenet Healthcare Corp.
6.250%, 02/01/27 [1]	$120,000	$124,350	Verizon Communications, Inc.
			4.400%, 11/01/34	500,000	556,376
Tervita 7.625%, Corp. 12/01/21 (Canada) 1	190,000	194,750	4.272%, 01/15/36	255,000	277,917
			Verscend Escrow Corp.
T-Mobile USA, Inc.			9.750%, 08/15/26[1]	148,000	158,327
0.000%, *,9,10	100,000	0
4.500%, 02/01/26	220,000	224,950	Viking Cruises, Ltd.
			5.875%, 09/15/27[1]	205,000	212,687
TransDigm, Inc.
6.250%, 03/15/26 [1]	120,000	126,150	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
6.375%, 06/15/26	90,000	91,998	8.750%, 04/15/23 [1]	75,000	44,625
Transocean Guardian, Ltd. (Cayman Islands)			Vizient, Inc.
5.875%, 01/15/24 [1]	71,200	72,980	6.250%, 05/15/27 [1]	55,000	58,575
Transocean Poseidon, Ltd. (Cayman Islands)			Volkswagen Group of America Finance LLC
6.875%, 02/01/27 [1]	105,000	112,352	4.250%, 11/13/23[1]	615,000	653,892
Transocean Proteus, Ltd. (Cayman Islands)			VTR Finance BV (Chile)
6.250%, 12/01/24 [1]	105,000	109,578	6.875%, 01/15/24	1,500,000	1,554,375
Transocean, Inc.			Waste Management, Inc.
7.250%, 11/01/25 [1]	65,000	61,344	4.000%, 07/15/39	525,000	573,437
Trident Merger Sub, Inc.			Waste Pro USA, Inc.
6.625%, 11/01/25 [1]	80,000	70,600	5.500%, 02/15/26[1]	145,000	148,987
Triumph Group, Inc.			Weatherford International, Ltd.
7.750%, 08/15/25 [2]	118,000	118,590	9.875%, 02/15/24 [8]	65,000	31,038
Twin River Worldwide Holdings, Inc.			WellCare Health Plans, Inc.
6.750%, 06/01/27 [1]	60,000	62,700	5.250%, 04/01/25	160,000	166,634
			5.375%, 08/15/26[1]	110,000	116,614
Uber Technologies, Inc.
8.000%, 11/01/26 [1]	95,000	100,700	Whiting Petroleum Corp.
			6.625%, 01/15/26	145,000	137,387
United Rentals North America, Inc.
6.500%, 12/15/26	145,000	157,281	The William Carter Co.
5.250%, 01/15/30	20,000	20,509	5.625%, 03/15/27[1]	100,000	105,250
Univision Communications, Inc.			WRKCo, Inc.
5.125%, 05/15/23 [1]	30,000	29,934	3.750%, 03/15/25	600,000	625,380
UPL Corp, Ltd. (Mauritius)			YPF SA (Argentina)
3.250%, 10/13/21	1,100,000	1,099,505	8.500%, 07/28/25	1,050,000	1,050,000
			6.950%, 07/21/27[2]	700,000	634,375
USA Compression Partners, LP/USA Compression
Finance Corp.			Total Industrials		114,864,062
6.875%, 09/01/27 [1]	205,000	214,207	Utilities - 4.1%
Vedanta Resources Finance II PLC			AES Andres BV/Dominican Power
(United Kingdom)			Partners/Empresa Generadora de Electricidad
9.250%, 04/23/26 [1]	200,000	206,789	It (Netherlands)
			7.950%, 05/11/26	200,000	216,752
			AES Andres/Dominican Power Partners/Empresa
			Generadora De Electricidad IT (Netherlands)
			7.950%, 05/11/26 [1]	1,000,000	1,083,760
			AES Gener SA (Chile)
			5.000%, 07/14/25	200,000	208,846
			(USD Swap 5 year + 4.644%), 7.125%,
			03/26/79[1,3]	900,000	973,125

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Utilities - 4.1% (continued)			Minejesa Capital BV (Netherlands)
			4.625%, 08/10/30	$600,000	$614,901
AES Gener SA (Chile)			5.625%, 08/10/37	400,000	431,514
(USD Swap 5 year + 4.644%), 7.125%,
03/26/79[3]	$600,000	$648,750	Monongahela Power Co.
			5.400%, 12/15/43[1]	225,000	285,713
American Electric Power Co, Inc.
Series F			NextEra Energy Capital Holdings, Inc.
2.950%, 12/15/22	1,300,000	1,319,916	3.550%, 05/01/27	240,000	251,558
American Water Capital Corp.			NGL Energy Partners, LP/NGL Energy
3.400%, 03/01/25	775,000	805,760	Finance Corp.
			7.500%, 04/15/26[1]	70,000	72,800
The Brooklyn Union Gas Co.
4.487%, 03/04/49 [1]	510,000	594,782	NRG Energy, Inc.
			5.250%, 06/15/29[1]	110,000	116,028
Calpine Corp.
5.750%, 01/15/25 [2]	75,000	75,281	Orazul Energy Egenor S en C por A (Peru)
5.250%, 06/01/26 [1]	70,000	70,964	5.625%, 04/28/27	400,000	409,000
Colbun SA (Chile)			Pampa Energia SA (Argentina)
3.950%, 10/11/27	200,000	204,877	7.500%, 01/24/27[2]	1,600,000	1,483,200
Cometa Energia SA de CV (Mexico)			PSEG Power LLC
6.375%, 04/24/35	2,145,000	2,241,525	3.850%, 06/01/23	370,000	385,899
Duke Energy Corp.			Star Energy Geothermal Wayang Windu, Ltd.
3.950%, 08/15/47	350,000	360,616	(Indonesia)
Duke Energy Progress LLC			6.750%, 04/24/33	1,149,600	1,185,630
4.150%, 12/01/44	365,000	402,811	Stoneway Capital Corp. (Argentina)
Duquesne Light Holdings, Inc.			10.000%, 03/01/27	971,780	902,541
3.616%, 08/01/27 [1]	500,000	505,626	Superior Plus LP/Superior General Partner, Inc.
Empresa de Transmision Electrica SA (Panama)			(Canada)
5.125%, 05/02/49 [1]	700,000	762,125	7.000%, 07/15/26 [1,2]	225,000	238,781
Empresa Electrica Angamos SA (Chile)			Talen Energy Supply LLC
			6.625%, 01/15/28[1]	65,000	62,806
4.875%, 05/25/29	339,105	357,312
Empresa Electrica Guacolda SA (Chile)			Transelec SA (Chile)
			4.625%, 07/26/23[1]	300,000	318,750
4.560%, 04/30/25	800,000	758,210
			4.625%, 07/26/23	200,000	212,500
Empresas Publicas de Medellin ESP (Colombia)
4.250%, 07/18/29 [1,2]	600,000	618,300	Vistra Operations Co. LLC
			5.500%, 09/01/26 [1]	105,000	109,987
Energuate Trust (Guatemala)			5.625%, 02/15/27[1]	185,000	195,869
5.875%, 05/03/27	400,000	404,000	Xcel Energy, Inc.
Engie Energia Chile SA (Chile)			3.300%, 06/01/25	1,300,000	1,345,978
4.500%, 01/29/25	550,000	584,878	Total Utilities		27,065,581
Eversource Energy			Total Corporate Bonds and Notes
Series K			(Cost $197,100,508)		203,511,355
2.750%, 03/15/22	1,000,000	1,009,963
			Asset-Backed Securities - 7.8%
Fortis, Inc. (Canada)
2.100%, 10/04/21	455,000	450,736	AASET US, Ltd.
			Series 2018-1A, Class A
Inkia Energy, Ltd. (Peru)			3.844%, 01/16/38[1]	786,518	788,693
5.875%, 11/09/27	1,000,000	1,044,750
			Adams Mill CLO, Ltd.
ITC Holdings Corp.			Series 2014-1A, Class D1
3.250%, 06/30/26	1,000,000	1,024,952	(3 month LIBOR + 3.500%), 5.803%, 07/15/26[1,3]	250,000	250,078
LLPL Capital Pte, Ltd. (Singapore)			AIMCO CLO Series
6.875%, 02/04/39 [1]	1,000,000	1,167,093	Series 2018-AA, Class D
Mexico Generadora de Energia S de rl (Mexico)			(3 month LIBOR + 2.550%), 4.853%, 04/17/31[1,3]	500,000	460,683
5.500%, 12/06/32	504,306	546,416

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Asset-Backed Securities - 7.8%			Canyon Capital CLO, Ltd.
(continued)			Series 2017-1A, Class D
			(3 month LIBOR + 3.600%), 5.903%, 07/15/30[1,3]	$500,000	$500,616
ALM VII R, Ltd.
Series 2013-7RA, Class CR			Castlelake Aircraft Structured Trust
(3 month LIBOR + 4.040%), 6.343%, 10/15/28 [1,3]	$1,000,000	$1,002,232	Series 2019-1A, Class A
			3.967%, 04/15/39[1]	488,805	493,741
Apidos CLO XII
Series 2013-12A, Class DR			CBAM, Ltd.
(3 month LIBOR + 2.600%), 4.903%, 04/15/31 [1,3]	500,000	470,564	Series 2019-10A, Class B
			(3 month LIBOR + 2.050%), 4.619%, 04/20/32[1,3]	500,000	500,898
Apidos CLO XVI
Series 2013-16A, Class BR			CLI Funding V LLC
(3 month LIBOR + 1.950%), 4.253%, 01/19/25 [1,3]	500,000	499,051	Series 2013-2A,
			3.220%, 06/18/28[1]	592,950	594,919
Atrium IX
Series 9A, Class DR			CLI Funding VI LLC
(3 month LIBOR + 3.600%), 6.121%, 05/28/30 [1,3]	1,000,000	997,674	Series 2019-1A, Class A
			3.710%, 05/18/44[1]	490,587	496,106
Babson CLO, Ltd.
Series 2015-2A, Class DR			Cook Park CLO
(3 month LIBOR + 2.950%), 5.228%,			Series 2018-1A, Class D
10/20/30 [1,3]	500,000	483,304	(3 month LIBOR + 2.600%), 4.903%, 04/17/30[1,3]	750,000	701,983
Series 2015-IA, Class DR			Dorchester Park CLO DAC
(3 month LIBOR + 2.600%), 4.878%,			Series 2015-1A, Class ER
01/20/31 [1,3]	500,000	471,897
			(3 month LIBOR + 5.000%), 7.278%,
Barings CLO, Ltd.			04/20/28 [1,3]	500,000	476,646
Series 2017-1A, Class D			Dryden 40 Senior Loan Fund
(3 month LIBOR + 3.600%), 5.900%,			Series 2015-40A, Class DR
07/18/29 [1,3]	1,000,000	1,000,494	(3 month LIBOR + 3.100%), 5.618%, 08/15/31[1,3]	500,000	483,620
Series 2018-1A, Class C
(3 month LIBOR + 2.600%), 4.903%,			Dryden 43 Senior Loan Fund
04/15/31 [1,3]	350,000	327,389	Series 2016-43A, Class DRR
Series 2018-3A, Class D			(3 month LIBOR + 3.550%), 5.828%,
(3 month LIBOR + 2.900%), 5.178%,			07/20/29 [1,3]	500,000	500,653
07/20/29 [1,3]	500,000	484,097	Dryden 57 CLO, Ltd.
Series 2019-1A, Class D			Series 2018-57A, Class D
(3 month LIBOR + 3.850%), 6.153%,			(3 month LIBOR + 2.550%), 5.068%, 05/15/31[1,3]	500,000	466,271
04/15/31 [1,3]	500,000	500,800
Series 2019-2A, Class C			ECAF I, Ltd.
(3 month LIBOR + 3.850%), 6.153%,			Series 2015-1A, Class A1
			3.473%, 06/15/40[1]	387,720	389,482
04/15/31 [1,3]	500,000	500,800
Blackbird Capital Aircraft Lease			Elmwood CLO II, Ltd.
Securitization, Ltd.			Series 2019-2A, Class B
			(3 month LIBOR + 2.100%), 4.645%, 04/20/31[1,3]	500,000	496,984
Series 2016-1A, Class B
5.682%, 12/16/41 [1,11]	843,750	882,042	Gilbert Park CLO, Ltd.
BlueMountain CLO, Ltd.			Series 2017-1A, Class D
Series 2013-1A, Class CR			(3 month LIBOR + 2.950%), 5.253%,
			10/15/30 [1,3]	500,000	485,440
(3 month LIBOR + 4.150%), 6.428%,
01/20/29 [1,3]	1,000,000	999,458	Series 2017-1A, Class E
Series 2016-2A, Class C			(3 month LIBOR + 6.400%), 8.703%,
			10/15/30 [1,3]	1,000,000	988,887
(3 month LIBOR + 4.100%), 6.620%,
08/20/28 [1,3]	1,000,000	1,001,389	Global SC Finance II SRL
CAL Funding			Series 2014-1A, Class A1
			3.190%, 07/17/29[1]	687,500	683,909
Series 2018-1A, Class A
3.960%, 02/25/43 [1]	643,750	651,874	Global SC Finance IV, Ltd.
Canyon Capital CLO 2014-1 Ltd.			Series 2018-1A, Class A
			4.290%, 05/17/38[1]	436,400	449,146
Series 2014-1A, Class CR
(3 month LIBOR + 2.750%), 5.016%, 01/30/31 [1,3]	500,000	471,391

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Asset-Backed Securities - 7.8%			Neuberger Berman Loan Advisers CLO, 27 Ltd.
(continued)			Series 2018-27A, Class D
			(3 month LIBOR + 2.600%), 4.903%, 01/15/30[1,3]	$500,000	$470,472
GPMT, Ltd.
Series 2019-FL2, Class D			Newark BSL, Ltd.
(1 month LIBOR + 2.950%), 5.275%, 02/22/36 [1,3]	$767,000	$776,156	Series 2016-1A, Class C
			(3 month LIBOR + 4.000%), 6.256%, 12/21/29[1,3]	1,000,000	1,001,018
Halcyon Loan Advisors Funding, Ltd.
Series 2013-2A, Class C			Octagon Investment Partners 27, Ltd.
(3 month LIBOR + 2.700%), 5.279%, 08/01/25 [1,3]	250,000	250,166	Series 2016-1A, Class DR
			(3 month LIBOR + 2.950%), 5.253%, 07/15/30[1,3]	500,000	472,181
Highbridge Loan Management, Ltd.
Series 4A-2014, Class A2R			Octagon Investment Partners XV, Ltd.
(3 month LIBOR + 1.500%), 3.756%, 01/28/30 [1,3]	1,000,000	988,011	Series 2013-1A, Class DR
			(3 month LIBOR + 3.700%), 6.003%, 07/19/30[1,3]	1,000,000	1,000,605
HPS Loan Management, Ltd.
Series 11A-17, Class D			Octagon Investment Partners XVI, Ltd.
6.165%, 05/06/30	500,000	498,125	Series 2013-1A, Class DR
			(3 month LIBOR + 3.000%), 5.303%, 07/17/30[1,3]	500,000	480,157
Invitation Homes Trust
Series 2018-SFR1, Class C			Octagon Investment Partners XXI, Ltd.
(1 month LIBOR + 1.250%), 3.564%,			Series 2014-1A, Class CRR
03/17/37 [1,3]	1,745,000	1,741,359	(3 month LIBOR + 3.950%), 6.478%, 02/14/31[1,3]	500,000	494,862
Series 2018-SFR1, Class D			Octagon Investment Partners XXII, Ltd.
(1 month LIBOR + 1.450%), 3.764%,			Series 2014-1A, Class ERR
03/17/37 [1,3]	1,150,000	1,151,463	(3 month LIBOR + 5.450%), 7.728%, 01/22/30 [1,3]	500,000	460,786
JOL Air, Ltd.			Octagon Investment Partners XXX, Ltd.
Series 2019-1, Class A			Series 2017-1A, Class C
3.967%, 04/15/44 [1]	976,799	990,778
			(3 month LIBOR + 3.500%), 5.778%,
LCM XIV, L. P.			03/17/30[1,3]	500,000	500,341
Series 14A, Class DR			Series 2017-1A, Class D
(3 month LIBOR + 2.750%), 5.028%, 07/20/31 [1,3]	500,000	472,093	(3 month LIBOR + 6.200%), 8.478%,
			03/17/30[1,3]	250,000	245,032
LCM XVIII L. P.
Series 19A, Class D			OHA Credit Funding 1, Ltd.
(3 month LIBOR + 3.450%), 5.753%, 07/15/27 [1,3]	1,000,000	997,432	Series 2018-1A, Class D
			(3 month LIBOR + 3.050%), 5.328%, 10/20/30[1,3]	500,000	481,476
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1			PRPM LLC
3.200%, 05/25/59	500,000	503,453	Series 2019-3A, Class A1
Madison Park Funding XIV, Ltd.			3.351%, 07/25/24	2,600,000	2,599,022
Series 2014-14A, Class DRR			Sprite 2017-1, Ltd.
(3 month LIBOR + 2.950%), 5.228%, 10/22/30 [1,3]	500,000	478,302	Series 2017-1, Class A
			4.250%, 12/15/37[1]	355,611	362,693
Madison Park Funding XV, Ltd.
Series 2014-15A, Class CR			Stack Infrastructure Issuer LLC
(3 month LIBOR + 3.450%), 5.706%, 01/27/26 [1,3]	500,000	501,652	Series 2019-1A, Class A2
			4.540%, 02/25/44[1]	746,875	777,317
Magnetite XXII, Ltd.
Series 2019-22A, Class D			START Ireland
(3 month LIBOR + 3.650%), 6.142%, 04/15/31 [1,3]	750,000	750,149	Series 2019-1, Class A
			4.089%, 03/15/44[1]	488,095	497,891
Mosaic Solar Loan Trust
Series 2018-1A, Class A			Symphony CLO XIV, Ltd.
4.010%, 06/22/43 [1]	1,130,284	1,165,238	Series 2014-14A, Class D2
			(3 month LIBOR + 3.600%), 5.903%, 07/14/26[1,3]	750,000	751,366
Mosaic Solar Loans LLC
Series 2017-1A, Class A			TAL Advantage VI LLC
4.450%, 06/20/42 [1]	501,967	520,755	Series 2017-1A, Class A
			4.500%, 04/20/42[1]	773,570	792,757
Myers Park CLO, Ltd.
Series 2018-1A, Class D			Textainer Marine Containers VII, Ltd.
(3 month LIBOR + 3.050%), 5.328%, 10/20/30 [1,3]	1,000,000	963,001	Series 2019-1A, Class A
			3.960%, 04/20/44[1]	735,000	758,920

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Asset-Backed Securities - 7.8%			BBCMS Mortgage Trust
(continued)			Series 2017-DELC, Class C
Thunderbolt Aircraft Lease, Ltd.			(1 month LIBOR + 1.200%), 3.525%,
			08/15/36 [1,3]	$132,000	$131,847
Series 2017-A, Class A
4.212%, 05/17/32 [1,11]	$377,384	$385,758	Series 2017-DELC, Class D
			(1 month LIBOR + 1.700%), 4.025%,
Trinity Rail Leasing 2010 LLC			08/15/36[1,3]	150,000	150,209
Series 2010-1A, Class A			Series 2017-DELC, Class E
5.194%, 10/16/40 [1]	905,576	995,824	(1 month LIBOR + 2.500%), 4.825%,
			08/15/36[1,3]	302,000	303,046
Triton Container Finance V LLC
Series 2018-1A, Class A			Series 2017-DELC, Class F
3.950%, 03/20/43[1]	433,333	440,069	(1 month LIBOR + 3.500%), 5.825%,
			08/15/36[1,3]	301,000	302,451
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2			BBCMS Trust
4.072%, 02/16/43 [1]	690,083	706,181	Series 2015-STP, Class D
			4.284%, 09/10/28[1,3]	630,000	632,585
VB-S1 Issuer LLC
Series 2018-1A, Class D			Bear Stearns Asset Backed Securities I Trust
4.122%, 02/15/48 [1]	1,500,000	1,530,010	Series 2004-AC2, Class 2A
			5.000%, 05/25/34	53,697	55,603
VERDE CLO, Ltd.
Series 2019-1A, Class D			Bear Stearns Commercial Mortgage
(3 month LIBOR + 3.800%), 6.364%, 04/15/32 [1,3]	500,000	494,734	Securities Trust
			Series 2007-T26, Class AJ
Westcott Park CLO, Ltd.			5.464%, 01/12/45[3]	450,000	401,372
Series 2016-1A, Class DR
(3 month LIBOR + 3.250%), 5.528%,			BHMS
07/20/28 [1,3]	1,000,000	996,401	Series 2018-ATLS, Class C
			(1 month LIBOR + 1.900%), 4.225%, 07/15/35[1,3]	125,000	125,532
Total Asset-Backed Securities
(Cost $51,464,917)		51,397,217	CFCRE Commercial Mortgage Trust
			Series 2016-C3, Class XA
Mortgage-Backed Securities - 17.0%			1.038%, 01/10/48[3,12]	8,864,397	492,939
Ajax Mortgage Loan Trust			Series 2016-C4, Class C
Series 2019-C,			4.874%, 05/10/58[3]	858,000	917,656
3.950%, 10/25/58 [1,3]	3,051,460	3,062,722	Citicorp Mortgage Securities Trust Series
Alternative Loan Trust			Series 2007-2, Class 3A1
Series 2007-18CB, Class 2A17			5.500%, 02/25/37	1,085	1,081
6.000%, 08/25/37	43,176	40,117	Citigroup Commercial Mortgage Trust
Series 2007-23CB, Class A3			Series 2012-GC8, Class XA
(1 month LIBOR + 0.500%), 2.766%,			1.775%, 09/10/45 [1,3,12]	623,335	27,260
09/25/37 [3]	187,909	114,017	Series 2014-GC25, Class XA
Series 2007-23CB, Class A4			0.997%, 10/10/47[3,12]	4,664,832	205,450
(6.500% - 1 month LIBOR, Cap 6.500%,			Series 2015-GC27, Class C
Floor 0.000%), 4.234%, 09/25/37 [3]	179,422	39,092	4.427%, 02/10/48[3]	761,000	779,319
Series 2007-J2, Class 2A1			Series 2015-GC27, Class D
6.000%, 07/25/37	318,661	316,034	4.427%, 02/10/48[1,3]	197,700	183,972
Banc of America Funding Trust			Series 2015-GC31, Class C
			4.058%, 06/10/48[3]	780,000	783,105
Series 2006-B, Class 7A1
4.465%, 03/20/36 [3]	264,100	252,670	Series 2015-GC35, Class C
			4.498%, 11/10/48[3]	235,000	245,037
Series 2010-R9, Class 3A3
5.500%, 12/26/35 [1]	372,141	313,128	Series 2015-GC35, Class XA
			0.862%, 11/10/48[3,12]	7,334,814	268,954
Barclays Commercial Mortgage Trust			Series 2016-GC36, Class B
Series 2019-C3, Class AS			4.756%, 02/10/49[3]	763,000	832,417
3.895%, 05/15/52	808,000	865,980	Series 2016-GC36, Class XA
Series 2019-C3, Class B			1.285%, 02/10/49 [3,12]	7,503,700	489,237
4.096%, 05/15/52	808,000	858,759	Series 2016-P3, Class XA
Bayview Financial Acquisition Trust			1.696%, 04/15/49[3,12]	5,418,851	442,265
Series 2007-A, Class 1A5			Series 2016-P4, Class XA
6.101%, 05/28/37 [11]	130,394	135,432	1.987%, 07/10/49[3,12]	5,109,270	512,927

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 17.0%			Countrywide Home Loan Mortgage Pass
(continued)			Through Trust
			Series 2007-14, Class A15
Citigroup Mortgage Loan Trust			6.500%, 09/25/37	$843,478	$709,278
Series 2006-AR2, Class 1A2
4.783%, 03/25/36 [3]	$752,826	$731,265	Series 2007-2, Class A13
Series 2010-7, Class 11A1			6.000%, 03/25/37	334,594	282,066

5.007%, 07/25/36[1,3]	805,148	813,921	Series 2007-7, Class A4
			5.750%, 06/25/37	57,537	48,680
COMM Mortgage Trust			Credit Suisse First Boston Mortgage
Series 2016-DC2, Class C			Securities Corp.
4.640%, 02/10/49 [3]	453,000	472,212
			Series 2005-9, Class 5A9
Series 2016-DC2, Class XA
1.022%, 02/10/49 [3,12]	6,580,000	343,405	5.500%, 10/25/35	923,849	827,097
Series 2016-GCT, Class D			Credit Suisse Mortgage Capital Certificates
3.461%, 08/10/29 [1,3]	644,881	646,135	Series 2007-1, Class 5A4
Series 2016-GCT, Class E			6.000%, 02/25/37	524,650	463,541
3.461%, 08/10/29 [1,3]	780,000	774,950
			Credit-Based Asset Servicing &
Series 2016-GCT, Class F			Securitization LLC
3.461%, 08/10/29 [1,3]	795,000	783,093
			Series 2007-MX1, Class A4
Commercial Mortgage Pass Through Certificates			6.231%, 12/25/36 [1,11]	100,000	107,227
Series 2012-CR3, Class XA			CSAIL Commercial Mortgage Trust
1.865%, 10/15/45 [3,12]	1,469,999	71,683
			Series 2016-C6, Class XA
Series 2013-CR10, Class XA			1.786%, 01/15/49[3,12]	6,853,234	564,347
0.668%, 08/10/46 [3,12]	16,548,382	402,778
			Series 2018-C14, Class C
Series 2014-CR20, Class C			4.893%, 11/15/51[3]	880,000	975,198
4.515%, 11/10/47 [3]	300,000	317,534
Series 2015-CR26, Class B			CSMC Trust
4.485%, 10/10/48 [3]	600,000	651,462	Series 2013-IVR4, Class A2
Series 2015-CR26, Class XA			3.000%, 07/25/43[1,3]	2,563,217	2,537,417
0.955%, 10/10/48 [3,12]	7,774,437	374,076	Series 2017-CHOP, Class D
Series 2015-LC23, Class C			(1 month LIBOR + 1.900%), 4.225%,
4.645%, 10/10/48 [3]	585,000	626,662	07/15/32[1,3]	261,000	261,766
Series 2016-CR28, Class C			Series 2017-CHOP, Class E
4.646%, 02/10/49 [3]	726,000	781,338	(1 month LIBOR + 3.300%), 5.625%,
			07/15/32[1,3]	261,000	262,630
Commercial Mortgage Trust
Series 2018-HCLV, Class C			DBJPM
(1 month LIBOR + 1.700%), 4.025%, 09/15/33 [1,3]	600,000	599,999	Series 2016-C1, Class C
			3.343%, 05/10/49[3]	534,000	530,244
Core Industrial Trust			Series 2016-C1, Class XA
Series 2015-CALW, Class D			1.466%, 05/10/49[3,12]	7,519,035	563,848
3.850%, 02/10/34 [1,3]	500,000	516,529
Series 2015-CALW, Class F			DBUBS Mortgage Trust
3.850%, 02/10/34 [1,3]	754,000	778,554	Series 2017-BRBK,
			3.530%, 10/10/34[1,3]	541,000	533,883
CORE Mortgage Trust
Series 2019-CORE, Class E			First Horizon Alternative Mortgage
(1 month LIBOR + 1.900%), 4.225%,			Securities Trust
12/15/31 [1,3]	775,000	776,939	Series 2006-AA7, Class A1
Series 2019-CORE, Class F			4.107%, 01/25/37[3]	1,623,863	1,483,098
(1 month LIBOR + 2.350%), 4.675%,			FREMF Mortgage Trust
12/15/31 [1,3]	775,000	776,939
			Series 2016-KF22, Class B
Countrywide Alternative Loan Trust			(1 month LIBOR + 5.050%), 7.448%, 07/25/23[1,3]	198,470	204,319
Series 2005-86CB, Class A5			Great Wolf Trust
5.500%, 02/25/36	730,463	638,892	Series 2017-WOLF, Class D
Series 2006-J1, Class 2A1			(1 month LIBOR + 2.100%), 4.425%,
7.000%, 02/25/36	449,808	120,515	09/15/34 [1,3]	274,000	274,375
Countrywide Home Loan Mortgage Pass			Series 2017-WOLF, Class E
Through Trust			(1 month LIBOR + 3.100%), 5.425%,
Series 2005-HYB8, Class 4A1			09/15/34 [1,3]	425,000	426,089
3.971%, 12/20/35 [3]	341,278	336,502

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 17.0%			JPMBB Commercial Mortgage Securities Trust
(continued)			Series 2014-C18, Class XA
			0.850%, 02/15/47[3,12]	$4,687,640	$149,406
Great Wolf Trust			Series 2014-C23, Class C
Series 2017-WOLF, Class F			4.471%, 09/15/47[3]	330,824	349,115
(1 month LIBOR + 4.070%), 6.395%,			Series 2014-C25, Class C
09/15/34[1,3]	$226,000	$226,904
			4.444%, 11/15/47[3]	450,000	461,512
GS Mortgage Securities Trust			Series 2014-C25, Class XA
Series 2014-GC26, Class C			0.930%, 11/15/47[3,12]	6,258,222	205,802
4.520%, 11/10/47 [3]	391,000	400,408	Series 2014-C26, Class XA
Series 2014-GC26, Class D			1.054%, 01/15/48 [3,12]	4,476,771	171,879
4.520%, 11/10/47 [1,3]	1,301,000	1,127,781	Series 2015-C27, Class D
Series 2015-GC34, Class XA			3.843%, 02/15/48[1,3]	263,000	256,821
1.324%, 10/10/48 [3,12]	6,291,783	385,104	Series 2015-C28, Class XA
Series 2015-GS1, Class XA			1.113%, 10/15/48 [3,12]	7,430,514	285,557
0.794%, 11/10/48 [3,12]	10,470,396	439,748	Series 2015-C33, Class C
Series 2016-GS2, Class XA			4.617%, 12/15/48 [3]	670,000	711,382
1.655%, 05/10/49 [3,12]	7,261,159	582,710	Series 2016-C1, Class C
			4.738%, 03/15/49[3]	755,000	809,835
GSAA Home Equity Trust
Series 2006-15, Class AF3B			JPMDB Commercial Mortgage Securities Trust
5.933%, 09/25/36 [3]	757,000	96,072	Series 2016-C2, Class XA
			1.680%, 06/15/49[3,12]	7,573,299	550,723
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17			Lehman XS Trust
5.750%, 02/25/36	2,152,050	2,087,651	Series 2007-12N, Class 1A3A
Series 2006-AR1, Class 3A1			(1 month LIBOR + 0.200%), 2.466%, 07/25/47[3]	5,540,155	5,396,148
4.579%, 01/25/36 [3]	231,634	229,771
			LSTAR Commercial Mortgage Trust
Headlands Residential LLC			Series 2016-4, Class C
Series 2019-RPL1, Class NOTE			4.555%, 03/10/49[1,3]	588,000	586,924
3.967%, 06/25/24 [1,11]	5,900,000	5,900,845
			Merrill Lynch Mortgage Investors Trust
HPLY Trust			Series 2006-AF2, Class AF1
Series 2019-HIT, Class F			6.250%, 10/25/36	3,508,780	3,015,568
(1 month LIBOR + 3.150%), 5.475%, 11/15/36 [1,3]	808,000	817,001
			Morgan Stanley Bank of America
HSI Asset Loan Obligation Trust			Merrill Lynch Trust
Series 2007-2, Class 1A1			Series 2012-C5, Class XA
5.500%, 09/25/37	5,450	5,154	1.458%, 08/15/45 [1,3,12]	658,327	22,822
JP Morgan Chase Commercial Mortgage			Series 2014-C14, Class XA
			1.013%, 02/15/47[3,12]	3,840,371	118,767
Securities Trust
Series 2006-A2, Class 2A1			Series 2014-C18, Class C
4.266%, 04/25/36 [3]	1,270,196	1,238,220	4.495%, 10/15/47[3]	300,000	312,416
Series 2006-LDP8, Class X			Series 2014-C19, Class C
0.285%, 05/15/45 [3,12]	44,039	57	4.000%, 12/15/47	413,500	422,439
Series 2007-LDPX, Class AM			Series 2015-C25, Class C
5.464%, 01/15/49 [3]	27,957	27,900	4.527%, 10/15/48[3]	785,000	838,391
Series 2011-C4, Class XA			Series 2015-C27, Class C
1.185%, 07/15/46 [1,3,12]	257,222	4,218	4.528%, 12/15/47[3]	80,000	82,430
Series 2012-C8, Class XA			Series 2016-C28, Class XA
1.767%, 10/15/45 [3,12]	1,415,939	61,946	1.249%, 01/15/49[3,12]	8,285,842	493,762
Series 2012-CBX, Class XA			Series 2016-C29, Class C
1.487%, 06/15/45 [3,12]	548,117	15,460	4.750%, 05/15/49[3]	844,000	889,249
Series 2015-JP1, Class XA			Morgan Stanley Capital I Trust
1.092%, 01/15/49 [3,12]	8,097,151	335,319	Series 2011-C1, Class XA
Series 2016-JP2, Class B			0.342%, 09/15/47[1,3,12]	451,658	1,716
3.459%, 08/15/49	320,000	327,468	Series 2014-150E, Class B
Series 2016-JP2, Class C			4.264%, 09/09/32[1]	761,000	811,227
3.791%, 08/15/49 [3]	246,000	252,516	Series 2014-CPT, Class E
			3.446%, 07/13/29[1,3]	250,000	251,739

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 17.0%			UBS Commercial Mortgage Trust
(continued)			Series 2018-C8, Class C
			4.704%, 02/15/51[3]	$917,000	$982,383
Morgan Stanley Capital I Trust			Series 2019-C16, Class B
Series 2016-UB11, Class XA
1.629%, 08/15/49[3,12]	$2,749,195	$218,109	4.320%, 04/15/52	769,000	832,300
Series 2019-H6, Class AS			UBS-Barclays Commercial Mortgage Trust
3.700%, 06/15/52	818,000	866,899	Series 2012-C3, Class XA
			1.827%, 08/10/49[1,3,12]	1,360,358	64,882
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2			Vericrest Opportunity Loan Trust
3.682%, 07/25/35 [3]	334,968	313,664	Series 2019-NPL3, Class A1
Series 2005-9AR, Class 2A			3.967%, 03/25/49[1,11]	3,899,466	3,939,007
4.372%, 12/25/35 [3]	3,423,222	3,283,150
			VOLT LXII LLC
Series 2007-14AR, Class 1A3			Series 2017-NPL9, Class A1
4.302%, 10/25/37 [3]	906,851	863,491	3.125%, 09/25/47[1,11]	2,836,183	2,841,021
MSCG Trust			Washington Mutual Mortgage Pass Through
Series 2016-SNR, Class C			Certificates WMALT Trust
5.205%, 11/15/34 [1]	804,100	819,451
			Series 2005-8, Class 2CB1
Natixis Commercial Mortgage Securities Trust			5.500%, 10/25/35	1,113,554	1,103,920
Series 2018-FL1, Class A			Washington Mutual Mortgage Pass-Through
(1 month LIBOR + 0.950%), 3.344%,
06/15/35 [1,3]	560,652	559,308	Certificates WMALT Trust
Series 2018-FL1, Class C			Series 2005-6, Class 3CB
(1 month LIBOR + 2.200%), 4.594%,			5.500%, 08/25/35	2,834,536	2,734,385
06/15/35 [1,3]	584,000	579,401	Wells Fargo Commercial Mortgage Trust
Nomura Asset Acceptance Corp. Alternative			Series 2014-LC16, Class D
			3.938%, 08/15/50[1]	725,000	585,545
Loan Trust
			Series 2015-C28, Class C
Series 2005-AP3, Class A3			4.112%, 05/15/48[3]	400,000	407,616
5.318%, 08/25/35 [3]	191,918	125,710
			Series 2015-C31, Class C
PR Mortgage Loan Trust			4.608%, 11/15/48[3]	585,000	615,228
Series 2014-1, Class APT			Series 2015-C31, Class XA
5.909%, 10/25/49 [1,3]	1,846,232	1,772,979	1.026%, 11/15/48 [3,12]	8,060,734	420,634
PRPM LLC			Series 2015-LC22, Class C
			4.543%, 09/15/58 [3]	480,000	502,713
Series 2017-2A, Class A1
3.470%, 09/25/22 [1,11]	2,253,503	2,265,201	Series 2015-NXS1, Class XA
			1.141%, 05/15/48 [3,12]	4,307,796	181,392
RALI Trust			Series 2015-NXS3, Class C
Series 2005-QA10, Class A31			4.487%, 09/15/57[3]	610,000	644,201
4.804%, 09/25/35 [3]	812,256	732,054	Series 2016-C32, Class C
Series 2006-QO10, Class A1			4.722%, 01/15/59[3]	558,000	585,929
(1 month LIBOR + 0.160%), 2.426%,			Series 2016-C33, Class C
01/25/37 [3]	5,013,620	4,852,311	3.896%, 03/15/59	517,000	525,857
Series 2006-QS7, Class A2			Series 2016-C33, Class XA
6.000%, 06/25/36	2,418,730	2,260,898	1.762%, 03/15/59[3,12]	5,151,608	416,149
Residential Asset Securitization Trust			Series 2016-NXS6, Class XA
Series 2006-A6, Class 1A1			1.635%, 11/15/49[3,12]	6,167,315	480,611
6.500%, 07/25/36	183,345	90,151	Series 2017-C41, Class C
Series 2007-A1, Class A8			4.510%, 11/15/50 [3]	1,238,000	1,305,985
6.000%, 03/25/37	357,972	211,651	Series 2019-C50, Class B
			4.192%, 05/15/52	637,000	684,601
Sequoia Mortgage Trust			Series 2019-C50, Class C
Series 2013-1, Class 2A1			4.345%, 05/15/52	637,000	668,500
1.855%, 02/25/43 [3]	1,062,614	999,619
			Series 2019-C51, Class AS
Structured Adjustable Rate Mortgage Loan Trust			3.584%, 06/15/52	412,000	432,308
Series 2006-1, Class 2A2			Series 2019-C51, Class B
4.204%, 02/25/36 [3]	110,702	108,490	3.836%, 06/15/52	412,000	429,382

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 17.0%			Fannie Mae REMICS,
(continued)			Series 2013-8, Class Z
			3.000%, 02/25/43	$5,786,959	$5,702,435
Wells Fargo Mortgage Backed Securities Trust			Series 2014-73, Class CZ
Series 2007-13, Class A6			3.000%, 11/25/44	5,764,740	5,648,763
6.000%, 09/25/37	$112,045	$113,307	Series 2015-9, Class HA
Series 2007-8, Class 1A16			3.000%, 01/25/45	3,891,099	3,959,749
6.000%, 07/25/37	126,519	127,618	Series 2015-95, Class AP
WFRBS Commercial Mortgage Trust			3.000%, 08/25/42	2,784,946	2,810,644
Series 2012-C8, Class XA			Series 2016-24, Class NZ
1.823%, 08/15/45 [1,3,12]	659,702	29,484	3.000%, 05/25/46	5,997,215	5,873,943
Series 2012-C9, Class XA			Total Fannie Mae		56,737,245
1.903%, 11/15/45 [1,3,12]	984,395	49,667
Series 2014-C21, Class XA			Freddie Mac - 5.0%
1.048%, 08/15/47 [3,12]	5,198,659	223,614	Freddie Mac Gold,
Total Mortgage-Backed Securities			3.000%, 07/01/45 to 08/01/45	6,130,426	6,233,615
(Cost $109,774,785)		112,281,360	3.500%, 10/01/42	554,468	564,847
			4.000%, 10/01/41	100,876	105,532
Municipal Bonds - 0.1%			5.000%, 07/01/35	17,166	18,745
State of California			Freddie Mac Multifamily Structured Pass
7.550%, 04/01/39	305,000	489,739	Through Certificates,
Missouri Highway & Transportation Commission,			Series K050, Class A2
Build America Bonds			3.334%, 08/25/25[3]	569,000	603,664
5.063%, 05/01/24	220,000	246,072	Series K053, Class A2
Total Municipal Bonds			2.995%, 12/25/25	766,000	799,317
			Series K722, Class X1
(Cost $682,555)		735,811	1.307%, 03/25/23[3,12]	5,168,911	198,658
U. S. Government and Agency Obligations -
30.0%			Freddie Mac REMICS,
			Series 2909, Class Z
Fannie Mae - 8.6%			5.000%, 12/15/34	236,777	257,867
Fannie Mae,			Series 3301, Class MS
3.000%, 03/01/45 to 04/01/45	5,871,268	5,918,655	(6.100% minus 1 month LIBOR, Cap 6.100%,
3.500%, 12/01/31 to 03/01/46	8,593,327	8,935,616	Floor 0.000%), 3.775%, 04/15/37 [3]	63,811	7,333
4.000%, 09/01/31 to 06/01/42	306,182	317,611	Series 3382, Class SB
4.500%, 03/01/42	79,276	82,071	(6.000% minus 1 month LIBOR, Cap
			6.000%, Floor 0.000%), 3.675%, 11/15/37[3]	15,022	1,275
Fannie Mae REMICS,			Series 3384, Class S
Series 2007-57, Class SX			(6.390% minus 1 month LIBOR, Cap 6.390%,
(6.620% minus 1 month LIBOR, Cap 6.620%,			Floor 0.000%), 4.065%, 11/15/37 [3]	22,586	2,483
Floor 0.000%), 4.354%, 10/25/36 [3]	103,052	14,345
			Series 3500, Class SA
Series 2009-86, Class CI			(5.520% minus 1 month LIBOR, Cap 5.520%,
(5.800% minus 1 month LIBOR, Cap 5.800%,			Floor 0.000%), 3.195%, 01/15/39 [3]	58,096	5,730
Floor 0.000%), 3.534%, 09/25/36[3]	119,340	12,179
			Series 3626, Class AZ
Series 2010-156, Class ZC			5.500%, 08/15/36	109,778	119,916
4.000%, 01/25/41	371,818	413,016	Series 3792, Class SE
Series 2011-121, Class JP			(9.860% minus 2 times 1 month LIBOR, Cap
4.500%, 12/25/41	127,245	137,492	9.860%, Floor 0.000%), 5.210%, 01/15/41[3]	903,021	1,062,851
Series 2011-18, Class UZ			Series 3795, Class VZ
4.000%, 03/25/41	437,465	457,936
Series 2012-105, Class Z			4.000%, 01/15/41	133,694	140,918
			Series 3872, Class BA
3.500%, 10/25/42	1,269,748	1,331,403
Series 2012-127, Class PA			4.000%, 06/15/41	28,800	29,643
			Series 3894, Class ZA
2.750%, 11/25/42	1,380,618	1,395,844
Series 2012-20, Class ZT			4.500%, 07/15/41	297,639	322,119
			Series 3957, Class DZ
3.500%, 03/25/42	4,665,299	4,900,032
Series 2012-31, Class Z			3.500%, 11/15/41	433,607	446,619
			Series 3957, Class HZ
4.000%, 04/25/42	2,010,354	2,195,187
Series 2013-5, Class EZ			4.000%, 11/15/41	611,188	672,202
			Series 4016, Class KZ
2.000%, 08/25/42	7,165,101	6,630,324	4.000%, 03/15/42	2,412,424	2,654,836

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Freddie Mac - 5.0% (continued)			U. S. Treasury Notes,
			1.625%, 05/31/23	$4,410,000	$4,376,839
Freddie Mac REMICS,			1.750%, 11/30/21	8,030,000	8,010,239
Series 4075, Class S			1.875%, 08/31/24	2,280,000	2,284,275
(5.500% minus 1 month LIBOR, Cap 5.500%,			2.125%, 09/30/24	5,630,000	5,707,193
Floor 0.000%), 3.175%, 07/15/42 [3]	$2,640,830	$354,419
			2.250%, 10/31/24 to 11/15/27	19,270,000	19,677,123
Series 4215, Class KC			2.375%, 05/15/27	4,450,000	4,589,758
2.250%, 03/15/38	1,342,995	1,340,871	2.500%, 03/31/23	5,450,000	5,578,692
Series 4316, Class BZ			2.625%, 02/28/23 to 01/31/26	5,925,000	6,108,776
3.000%, 03/15/44	3,519,830	3,463,065	2.750%, 08/15/21 to 11/15/47	17,820,000	18,472,861
Series 4323, Class GA			2.875%, 10/15/21	7,820,000	7,989,688
3.000%, 06/15/40	1,575,794	1,593,912	3.000%, 09/30/25	3,960,000	4,215,080
Series 4511, Class QA			Total U. S. Treasury Obligations		107,155,625
3.000%, 01/15/41	2,424,672	2,451,613
Series 4750, Class PA			Total U. S. Government and Agency Obligations
3.000%, 07/15/46	4,434,745	4,486,098	(Cost $192,713,886)		198,013,267
Seasoned Credit Risk Transfer Trust			Foreign Government Obligations - 1.6%
Series 2018-2, Class HV			Argentine Republic Government International
3.000%, 11/25/57 [3]	4,822,128	4,709,324
			Bond (Argentina)
Total Freddie Mac		32,647,472	5.875%, 01/11/28	450,000	356,456
Ginnie Mae - 0.2%			6.625%, 07/06/28	350,000	282,625
			6.875%, 01/26/27	1,400,000	1,162,875
Ginnie Mae,			Colombia Government International Bond
Series 2004-35, Class SA
			(Colombia)
(32.500% minus 6.5 times 1 month LIBOR,			4.500%, 03/15/29	200,000	219,102
Cap 32.500%, Floor 0.000%), 17.735%,			5.200%, 05/15/49	200,000	230,750
03/20/34[3]	18,456	29,749
Series 2008-69, Class SB			Costa Rica Government International Bond
(7.630% minus 1 month LIBOR, Cap 7.630%,			(Costa Rica)
Floor 0.000%), 5.359%, 08/20/38 [3]	216,675	38,929	9.995%, 08/01/20	500,000	530,630
Series 2009-32, Class ZE			Dominican Republic International Bond
4.500%, 05/16/39	238,226	257,539	(Dominican Republic)
Series 2009-35, Class DZ			6.400%, 06/05/49[1,2]	400,000	429,004
4.500%, 05/20/39	271,317	293,291
Series 2009-75, Class GZ			Export Import Bank of Thailand (Thailand)
			(3 month LIBOR + 0.850%), 3.374%, 05/23/24[3]	400,000	401,257
4.500%, 09/20/39	281,012	300,923
Series 2010-98, Class IA			Mexico Government International Bond (Mexico)
5.718%, 03/20/39 [3,12]	50,779	6,211	3.750%, 01/11/28	560,000	567,700
Series 2011-89, Class SA			4.150%, 03/28/27	406,000	422,951
(5.450% minus 1 month LIBOR, Cap 5.450%,			Perusahaan Penerbit SBSN Indonesia III
Floor 0.000%), 3.179%, 06/20/41 [3]	488,213	53,788
			(Indonesia)
Series 2014-156, Class PS			3.400%, 03/29/22	200,000	203,708
(6.250% minus 1 month LIBOR, Cap 6.250%,			3.750%, 03/01/23	1,200,000	1,240,656
Floor 0.000%), 3.979%, 10/20/44 [3]	1,943,139	286,763	4.150%, 03/29/27[1]	1,200,000	1,269,600
Series 2014-5, Class PS			4.150%, 03/29/27	800,000	846,400
(6.150% minus 1 month LIBOR, Cap 6.150%,
Floor 0.000%), 3.879%, 07/20/43 [3]	1,815,774	205,732	Philippine Government International Bond
			(Philippines)
Total Ginnie Mae		1,472,925	4.200%, 01/21/24	1,000,000	1,079,250
U. S. Treasury Obligations - 16.2%			Provincia de Buenos Aires/Government Bonds
U. S. Treasury Bonds,			(Argentina)
2.750%, 11/15/42	610,000	639,475	7.875%, 06/15/27	1,500,000	1,129,515
3.125%, 02/15/43	3,580,000	3,992,469	Total Foreign Government Obligations
3.625%, 08/15/43	2,860,000	3,451,998	(Cost $10,744,655)		10,372,479
3.750%, 11/15/43	2,810,000	3,458,331
			Floating Rate Senior Loan Interests - 2.0%
U. S. Treasury Inflation Indexed Bonds,
0.875%, 01/15/29	2,748,536	2,898,019	Financials - 0.3%
1.000%, 02/15/46	5,382,434	5,704,809	Acrisure LLC First Lien Term Loan B-2,
			(3 month LIBOR + 4.250%), 6.772%, 11/22/23[3]	167,257	166,881

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Financials - 0.3% (continued)			Catalent Pharma Solutions, Inc., Dollar
			Term B-2 Loan,
AlixPartners LLP, 2017 Refinancing Term Loan,			(1 month LIBOR + 2.250%), 4.484%, 05/17/26[3]	$184,538	$185,535
(1 month LIBOR + 2.750%), 4.984%, 04/04/24 [3]	$320,220	$321,140
AssuredPartners, Inc., 2017 September			Change Healthcare Holdings LLC, Closing Date
			Term Loan,
Refinancing Term Loan,			(1 month LIBOR + 2.500%), 4.734%, 03/01/24[3]	167,065	166,948
(1 month LIBOR + 3.500%), 5.734%, 10/22/24 [3]	166,832	166,394
			CHG Healthcare Services Inc. , New Term Loan,
BHN Merger Sub, Inc., First Lien Term Loan,			(1 month LIBOR + 3.000%), 5.234%, 06/07/23[3]	74,439	74,402
(1 month LIBOR + 3.000%), 5.234%, 06/15/25 [3]	72,800	72,762
			Commscope, Inc., Initial Term Loan,
Canyon Valor Cos, Inc. , Initial Dollar Term Loan			(1 month LIBOR + 3.250%), 5.484%, 04/04/26[3]	55,304	55,467
(First Lien),
(3 month LIBOR + 2.750%), 5.080%, 06/16/23 [3]	435,175	434,033	Concentra, Inc., First Lien Term B-1 Loan,
			(3 month LIBOR + 2.750%), 5.210%, 06/01/22[3]	366,856	368,228
The Edelman Financial Center LLC,
(1 month LIBOR + 3.250%), 5.564%, 07/19/25 [3]	94,637	94,874	CSC Holdings LLC, February 2019 Incremental
			Term Loan,
ESH Hospitality, Inc. , First Lien Term Loan B,			(1 month LIBOR + 3.000%), 5.325%, 04/15/27[3]	194,513	195,564
(USD LIBOR + 2.000%), 4.402%, 08/30/23 [3,13]	120,000	120,345
			Cvent Inc., First Lien Term Loan,
Forest City Enterprises LP, Initial Term Loan,			(1 month LIBOR + 3.750%), 5.984%, 11/30/24[3]	296,926	293,214
(1 month LIBOR + 4.000%), 6.234%, 12/07/25 [3]	134,325	135,836
			EG America LLC Additional Facility Loan,
TKC Holdings Inc., Initial Term Loan (First Lien),			(3 month LIBOR + 4.000%), 6.330%, 02/05/25[3]	370,965	367,719
(1 month LIBOR + 3.750%), 5.990%, 02/01/23 [3]	196,380	193,107
			Equinox Holdings Inc., Term B-1 Loan,
UFC Holdings LLC, Term B Loan,			(1 month LIBOR + 3.000%), 5.234%, 03/08/24[3]	423,193	424,560
(1 month LIBOR + 3.250%), 5.490%, 04/29/26 [3]	193,509	194,162
Total Financials		1,899,534	EW Scripps Co., Tranche B-1 Term Loan,
			(1 month LIBOR + 2.750%), 4.984%, 05/01/26[3]	109,725	109,965
Industrials - 1.7%
			Filtration Group Corporation Initial Dollar
Albertson's LLC, 2018 Term B-7 Loan,			Term Loan,
(1 month LIBOR + 3.000%), 5.234%, 11/16/25 [3]	94,762	95,028	(1 month LIBOR + 3.000%), 5.234%, 03/29/25[3]	357,792	359,078
Allied Universal Holdco LLC, Initial Term Loan,			Garda World Security Corporation New
(3 month LIBOR + 4.250%), 6.507%, 07/12/26 [3]	127,387	127,653
			Incremental Term B Loan,
Almonde Inc. , First Lien Dollar Term Loan,			(3 month LIBOR + 3.500%), 6.020%, 05/26/24[3]	374,151	375,379
(1 month LIBOR + 3.500%), 5.734%, 06/16/24 [3]	68,310	67,166
			Gates Global LLC, Initial B-2 Dollar Term Loan,
Alterra Mountain Company, Initial Term Loan,			(1 month LIBOR + 2.750%), 4.984%, 03/31/24[3]	69,252	69,025
(USD LIBOR + 3.000%), 5.402%, 07/31/24 [3]	193,805	194,126
			Gentiva Health Services Inc. First Lien Closing
Applied Systems, Inc. , Initial Term Loan			Date Initial Term Loan,
(First Lien),			(1 month LIBOR + 3.750%), 6.000%, 07/02/25[3]	276,173	277,636
(3 month LIBOR + 3.000%), 5.330%, 09/19/24 [3]	62,214	62,119
			Gobp Holdings, Inc. , First Lien Term Loan B,
Auris Luxembourg Iii, S. A. , Facility B2 Loan,			(3 month LIBOR + 3.500%), 5.759%, 10/22/25	121,255	122,088
(1 month LIBOR + 3.750%), 5.984%, 02/21/26 [3]	189,525	190,562
			Greeneden US Holdings II LLC, Tranche B-3 Dollar
Bausch Health Cos., Inc. , Term Loan,			Term Loan,
(1 month LIBOR + 2.750%), 5.129%, 11/27/25 [3]	150,000	150,131	(1 month LIBOR + 3.250%), 5.484%, 12/01/23[3]	167,660	167,101
Berry Global, Inc. , Term U Loan,			Hyland Software, Inc. , 2018 Refinancing
(3 month LIBOR + 2.500%), 4.902%, 05/15/26 [3]	195,000	195,061	Term Loan,
			(1 month LIBOR + 3.250%), 5.484%, 07/01/24[3]	372,927	374,026
BJ's Wholesale Club, Inc., 2018 Other Term Loan,
(1 month LIBOR + 3.000%), 5.075%, 02/03/24 [3]	192,635	193,290	IAA Spinco, Inc., First Lien Term Loan B,
			(USD LIBOR + 2.250%), 2.250%, 06/28/26[3,13]	120,000	120,900
Blackstone CQP Holdco LP, Initial Term Loan,
(3 month LIBOR + 3.500%), 5.887%, 06/20/24 [3]	150,000	150,797	Informatica LLC, Dollar Term B-1 Loan,
			(1 month LIBOR + 3.250%), 5.484%, 08/06/22[3]	137,610	138,229
Brookfield WEC Holdings Inc., First Lien
Term Loan,			IQVIA, Inc. , First Lien Term Loan B,
(1 month LIBOR + 3.750%), 5.734%, 08/01/25 [3]	233,825	235,238	(USD LIBOR + 2.000%), 4.330%, 01/18/25[3,13]	120,000	120,450
Brookfield WEC Holdings, Inc. , First Lien			IRB Holding Corp Term B Loan,
Term Loan B,			(3 month LIBOR + 3.250%), 5.556%,
(USD LIBOR + 3.500%), 4.250%, 08/01/25 [3,13]	29,000	29,154	02/05/25 [3,13]	195,787	195,151

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 1.7% (continued)			Solera LLC Dollar Term Loan,
			(1 month LIBOR + 2.750%), 4.984%, 03/03/23[3]	$445,396	$444,469
Jaguar Holding Company II, 2018 Term Loan,
(1 month LIBOR + 2.500%), 4.734%, 08/18/22 [3]	$72,286	$72,286	Sophia LP, Term B Loan,
			(3 month LIBOR + 3.250%), 5.580%, 09/30/22[3]	165,745	165,866
JBS USA LUX, S. A. , New Term Loan,
(1 month LIBOR + 2.500%), 4.734%, 05/01/26 [3]	184,538	185,018	Sprint Communications, Initial Term Loan,
			(1 month LIBOR + 2.500%), 4.750%, 02/03/24[3]	218,703	218,337
Kronos Incorporated 2018 New Incremental
Term Loan,			Starfruit US Holdco LLC, Initial Dollar Term Loan,
(3 month LIBOR + 3.000%), 5.579%, 11/01/23 [3]	72,579	72,738	(1 month LIBOR + 3.250%), 5.610%, 10/01/25[3]	103,271	101,851
Life Time Inc. , New 2017 Refinancing Term Loan,			Tempo Acquisition LLC, Initial Term Loan,
(3 month LIBOR + 2.750%), 5.272%, 06/15/22 [3]	72,337	72,412	(1 month LIBOR + 3.000%), 5.234%, 05/01/24[3]	193,539	194,084
Lower Cadence Holdings LLC, Intial Term Loan,			Verscend Holding Corp., Term B Loan,
(3 month LIBOR + 4.000%), 6.269%, 05/08/26 [3]	139,425	139,425	(1 month LIBOR + 4.500%), 6.734%, 08/27/25[3]	221,966	223,352
Messer Industries LLC, USD Term Loan,			Vertafore Inc. , Initial Term Loan (First Lien),
(3 month LIBOR + 2.500%), 4.830%, 03/01/26 [3]	144,638	144,276	(1 month LIBOR + 3.250%), 5.484%, 07/02/25[3]	144,093	141,782
Milacron LLC, Term B Loan,			VVC Holding Corp., Term B Loan (First Lien),
(1 month LIBOR + 2.500%), 4.734%, 09/28/23 [3]	132,599	132,682	(3 month LIBOR + 4.500%), 7.045%, 02/11/26[3]	137,983	138,716
Mitchell International, Inc. Initial Term			Web.com Group, Inc., First Lien Initial Term Loan,
Loan (First Lien),			(1 month LIBOR + 3.750%), 6.075%, 10/11/25[3]	168,105	167,286
(1 month LIBOR + 3.250%), 5.484%, 12/01/24 [3]	316,000	301,385	Total Industrials		11,014,587
MLN US Holdings LLC, Term Loan (First Lien),			Utilities - 0.0%#
(1 month LIBOR + 4.500%), 6.734%, 11/30/25 [3]	35,974	35,092
			Calpine Corp., Term Loan,
MPH Acquisition Holdings LLC, Initial Term Loan,			(3 month LIBOR + 2.750%), 5.080%, 04/01/26[3]	185,000	185,430
(3 month LIBOR + 2.750%), 5.080%, 06/07/23 [3]	70,469	68,493
			Edgewater Generation LLC, Term Loan,
Nexstar Broadcasting, Inc., First Lien			(1 month LIBOR + 3.750%), 5.984%, 12/13/25[3,13]	69,384	69,202
Term Loan B,			Total Utilities		254,632
(USD LIBOR + 2.750%), 2.750%, 06/20/26 [3,13]	145,000	145,015
			Total Floating Rate Senior Loan Interests
Option Care Health, Inc. , First Lien Term Loan,			(Cost $13,189,735)		13,168,753
(USD LIBOR + 4.250%), 4.500%, 05/22/26 [3,9,13]	150,000	149,625
Panther BF Aggregator LP, USD Term Loan,				Shares
(1 month LIBOR + 3.500%), 5.734%, 04/30/26 [3]	138,866	139,082	Common Stock - 0.0%#
Ply Gem Midco, Inc., Initial Term Loan,			Energy - 0.0%#
(1 month LIBOR + 3.750%), 6.119%, 04/12/25 [3]	71,343	69,782
			Frontera Energy Corp. (Colombia)	17,242	176,438
PODS LLC Tranche B-4 Term Loan,			Total Common Stock
(3 month LIBOR + 2.750%), 5.053%, 11/21/24 [3]	72,728	72,395
			(Cost $322,698)		176,438
Prime Security Services Borrower, Term B-1			Investment Companies - 4.5%
Loan (First Lien),
(1 month LIBOR + 2.750%), 4.984%, 05/02/22 [3]	329,130	329,295	DoubleLine Global Bond Fund, Class I14
			(Cost $29,401,657)	2,831,986	29,509,300
Radiology Partners, Inc., Term Loan B,
(3 month LIBOR + 4.750%), 7.061%, 07/09/25 [3]	132,978	132,811		Principal
Refinitiv US Holdings, Inc., Initial				Amount
Dollar Term Loan,			Short-Term Investments - 7.4%
(1 month LIBOR + 3.750%), 5.984%, 10/01/25 [3]	141,885	142,004	Joint Repurchase Agreements - 1.1%[15]
Scientific Games International, Inc. Initial			Cantor Fitzgerald Securities, Inc. , dated 07/31/19,
Term B-5 Loan,			due 08/01/19, 2.570% total to be received
(1 month LIBOR + 2.750%), 4.984%, 08/14/24 [3]	72,569	72,327
			$1,734,211 (collateralized by various
Securus Technologies Holdings Inc. , Initial Term			U. S. Government Agency Obligations and
Loan (First Lien),			U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -
(3 month LIBOR + 4.500%), 6.830%, 11/01/24 [3]	233,978	214,675	05/20/69, totaling $1,768,769)	$1,734,087	1,734,087
Select Medical Corp., Repriced Term Loan B,
(3 month LIBOR + 2.500%), 4.850%, 03/06/25 [3]	277,036	277,036

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Joint Repurchase Agreements - 1.1%[15]			United States Treasury Bill, 2.061%, 12/05/19 [16]	$4,270,000	$4,239,770
(continued)			United States Treasury Bill, 2.086%, 01/23/20 [16]	635,000	628,765
Daiwa Capital Markets America, dated 07/31/19,			Total U.S. Government and Agency
due 08/01/19, 2.550% total to be received			Obligations		11,790,007
$1,734,210 (collateralized by various
U. S. Government Agency Obligations and				Shares
U. S. Treasuries, 0.000% - 6.500%, 09/01/19 -			Other Investment Companies - 4.5%
08/01/49, totaling $1,768,769)	$1,734,087	$1,734,087
			Dreyfus Government Cash Management Fund,
HSBC Securities USA, Inc., dated 07/31/19, due			Institutional Shares, 2.22%[17]	9,692,522	9,692,522
08/01/19, 2.530% total to be received $364,581
(collateralized by various U. S. Treasuries,			Dreyfus Institutional Preferred Government
0.000% - 3.750%, 07/31/21 - 11/15/45, totaling			Money Market Fund, Institutional Shares,
			2.29% [17]	9,692,522	9,692,522
S371,846)	364,555	364,555
Morgan, Stanley & Co. LLC, dated 07/31/19, due			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [17]	9,986,234	9,986,234
08/01/19, 2.570% total to be received $1,734,211
(collateralized by various U. S. Government			Total Other Investment Companies		29,371,278
Agency Obligations, 3.000% - 4.500%, 11/01/21			Total Short-Term Investments
- 07/20/49, totaling $1,768,769)	1,734,087	1,734,087	(Cost $48,454,343)		48,462,188
RBC Dominion Securities, Inc. , dated 07/31/19,			Total Investments - 101.2%
due 08/01/19, 2.540% total to be received			(Cost $653,849,739)		667,628,168
$1,734,209 (collateralized by various
			Other Assets, less Liabilities - (1.2)%		(7,845,825)
U. S. Government Agency Obligations, 3.000% -
7.000%, 02/01/37 - 05/20/49, totaling			Net Assets - 100.0%		$659,782,343
$1,768,769)	1,734,087	1,734,087
Total Joint Repurchase Agreements		7,300,903
U. S. Government and Agency Obligations
- 1.8%
United States Treasury Bill, 2.494%, 11/07/19 [16]	6,960,000	6,921,472

* Non-income producing security.	[10] Escrow shares received as part of a corporate action on June 12, 2019. The shares are
# Less than 0.05%.	restricted and not available for re-sale.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	[11] Step Bond: A debt instrument with either deferred interest payments or an interest
security may be resold in transactions exempt from registration, normally to qualified	rate that resets at specific times during its term.
buyers. At July 31, 2019, the value of these securities amounted to $140,197,898 or 21.2%	[12] Interest only security. This type of security represents the right to receive the monthly
of net assets.	interest payments on an underlying pool of mortgages. Payments of principal on the
[2] Some of these securities, amounting to $7,164,005 or 1.1% of net assets, were out on	pool reduce the value of the “interest only” holding.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	[13] Estimated interest rate based on period end due to security settling after July 31, 2019.
Obligations. See Notes to Schedules of Portfolio of Investments.	[14] Affiliated issuer. See summary of affiliated investment transaction for details.
[3] Variable rate security. The rate shown is based on the latest available information as	[15] Cash collateral received for securities lending activity was invested in these joint
of July 31, 2019. Certain variable rate securities are not based on a published reference	repurchase agreements.
rate and spread but are determined by the issuer or agent and are based on current	[16] Represents yield to maturity at July 31, 2019.
market conditions. These securities do not indicate a reference rate and spread in
their description above.	[17] Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[4] Perpetuity Bond. The date shown is the final call date.
CLO Collateralized Loan Obligation
[5] Zero Coupon Bond.
CMT Constant Maturity Treasury
[6] All or part of the security is delayed delivery transaction. The market value for delayed
delivery security at July 31, 2019, amounted to $136,901, or less than 0.01% of net	CSI China Securities Index
assets.	EMTN European Medium Term Note
[7] Payment-in-Kind Security: The security may pay interest/dividends in additional	GMTN Global Medium-Term Notes
par/shares and/or in cash. Rates shown are the current rate and possible payment	GSR Goldman Sachs REMIC
rates.	LIBOR London Interbank Offered Rate
[8] Security is in default. Issuer has failed to make a timely payment of either principal or	MTN Medium-Term Note
either interest or has failed to comply with some provision of the bond indenture.
PIK Payment-in-Kind
[9] Security's value was determined by using significant unobservable inputs.
REMICS Real Estate Mortgage Investment Conduit

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The Fund had the following unfunded floating rate senior loan commitment outstanding as of July 31, 2019, which could be extended at the option of the borrower:
								Unrealized
					Unfunded Loan			Appreciation
Borrower					Commitment	Value		(Depreciation)
Allied Universal Holdco LLC, Delayed Draw Term Loan					$12,613	$12,639		$26

The following schedule shows the value of affiliated investments at July 31, 2019.
					Net increase
					(decrease) in
					unrealized
				Net realized	appreciation		Amount of
Affiliated	Number			gain (loss) for	(depreciation)		Dividends or
Issuers	of shares	Purchases	Sales	the period	for the period		Interest	Value
DoubleLine Global Bond Fund	2,831,987	$8,200,000	—	—	$1,169,520		$150,237	$29,509,300
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
					Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes
Industrials					—	$114,864,062	$0	$114,864,062
Financials					—	61,581,712	—	61,581,712
Utilities					—	27,065,581	—	27,065,581
Asset-Backed Securities					—	51,397,217	—	51,397,217
Mortgage-Backed Securities					—	112,281,360	—	112,281,360
Municipal Bonds					—	735,811	—	735,811
U. S. Government and Agency Obligations †					—	198,013,267	—	198,013,267
Foreign Government Obligations					—	10,372,479	—	10,372,479
Floating Rate Senior Loan Interests
Industrials					—	10,864,962	149,625	11,014,587
Financials					—	1,899,534	—	1,899,534
Utilities					—	254,632	—	254,632
Common Stock ††					$176,438	—	—	176,438
Investment Companies					29,509,300	—	—	29,509,300
Short-Term Investments
Joint Repurchase Agreements					—	7,300,903	—	7,300,903
U. S. Government and Agency Obligations					—	11,790,007	—	11,790,007
Other Investment Companies					29,371,278	—	—	29,371,278
Unfunded Loan Commitment					—	12,639	—	12,639
Total Investments in Securities					$59,057,016	$608,434,166	$149,625	$667,640,807

† All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund's Schedule of Portfolio Investments.
All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2019:
Floating Rate
Senior Loan
Interests
Balance as of October 31, 2018	—
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	$875
Purchases	148,750
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2019	$149,625

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2019	$875

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of July 31, 2019. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of	Valuation	Unobservable
	July 31, 2019	Technique(s)	Inputs(s)	Range	Average
Floating Rate Senior Loan Interests	$149,625	Market Approach	Indicative Broker Bid	N/A	N/A

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Long Positions - 100.5%			Premier, Inc., Class A*	18,397	$712,884
Common Stocks - 84.2%			UnitedHealth Group, Inc.	2,850	709,678
Communication Services - 19.6%			Total Health Care		2,112,032
Alphabet, Inc. , Class C*,1	803	$976,994	Industrials - 9.6%
Comcast Corp., Class A	11,867	512,298	FedEx Corp.	3,626	618,342
GCI Liberty, Inc. , Class A *	5,926	353,960	GEA Group AG, Sponsored ADR (Germany)	22,296	554,278
Liberty Broadband Corp., Class C *,1	3,546	352,863	General Electric Co.	33,854	353,774
Liberty Global PLC, Class C (United Kingdom) *	28,903	752,634	Kuehne + Nagel International AG,
Liberty Latin America, Ltd., Class C *	29,339	481,160	ADR (Switzerland)	17,364	503,730
Liberty Media Corp.-Liberty SiriusXM, Class C *,1	23,955	1,002,756	Nielsen Holdings PLC	19,469	450,902
			Total Industrials		2,481,026
Millicom International Cellular, S. A. (Luxembourg)	6,839	350,567
			Information Technology - 5.3%
The Walt Disney Co.	1,778	254,272
			CDK Global, Inc. [1]	14,873	771,463
Total Communication Services		5,037,504
			Sabre Corp.	24,700	580,697
Consumer Discretionary - 5.4%
			Total Information Technology		1,352,160
Expedia Group, Inc.[1]	2,893	384,017
			Real Estate - 2.3%
L Brands, Inc. [1]	14,784	383,645
			Brookfield Property Partners LP	31,084	600,543
LKQ Corp. *	23,005	619,524
			Total Common Stocks
Total Consumer Discretionary		1,387,186	(Cost $21,267,675)		21,647,980
Consumer Staples - 8.7%			Short-Term Investments - 16.3%
Hostess Brands, Inc. *,1	30,221	426,721
			Other Investment Companies - 16.3%
Molson Coors Brewing Co., Class B [1]	11,379	614,352
			Dreyfus Government Cash Management Fund,
Seaboard Corp.	159	648,981	Institutional Shares, 2.22%[2]	1,387,126	1,387,126
Walgreens Boots Alliance, Inc. [1]	9,805	534,274	Dreyfus Institutional Preferred Government
Total Consumer Staples		2,224,328	Money Market Fund, Institutional Shares,
			2.29% [2]	1,387,126	1,387,126
Energy - 6.8%
			JPMorgan U.S. Government Money Market Fund,
Marathon Petroleum Corp.	9,808	553,073	IM Shares, 2.27% [2]	1,429,160	1,429,160
Occidental Petroleum Corp. [1]	6,635	340,774	Total Short-Term Investments
Texas Pacific Land Trust	488	389,034	(Cost $4,203,412)		4,203,412
The Williams Cos., Inc.	19,143	471,683	Total Investments - 100.5%
Total Energy		1,754,564	(Cost $25,471,087)		25,851,392
			Short Sales - (30.3%)[3]
Financials - 18.3%
BB&T Corp.	10,636	548,073	Common Stocks - (29.2%)
Berkshire Hathaway, Inc., Class B *,1	4,646	954,428	Consumer Discretionary - (6.1%)
The Blackstone Group, Inc.	5,674	272,239	Best Buy Co., Inc.	(4,218)	(322,803)
Brookfield Asset Management, Inc.,			Brinker International, Inc.	(3,220)	(128,317)
Class A (Canada)	7,858	385,042	Dave & Buster's Entertainment, Inc.	(3,229)	(131,259)
JPMorgan Chase & Co.	5,669	657,604	Dick's Sporting Goods, Inc.	(10,023)	(372,555)
KKR & Co., Inc.	24,007	642,187	Fossil Group, Inc. *	(11,448)	(126,386)
Lazard, Ltd., Class A	18,270	707,232	Mattel, Inc. *	(10,443)	(152,468)
Wells Fargo & Co.[1]	10,986	531,832	Tesla, Inc. *	(635)	(153,422)
Total Financials		4,698,637	Whirlpool Corp.	(1,220)	(177,486)
Health Care - 8.2%			Total Consumer Discretionary		(1,564,696)
McKesson Corp.	4,962	689,470

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Consumer Staples - (2.0%)			XPO Logistics, Inc. *	(3,983)	$(268,773)
Conagra Brands, Inc.	(8,576)	$(247,589)	Total Industrials		(2,694,549)
Energizer Holdings, Inc.	(6,398)	(269,228)	Information Technology - (4.5%)
Total Consumer Staples		(516,817)	Canon, Inc. , Sponsored ADR (Japan)	(7,324)	(198,481)
Financials - (1.9%)			HP, Inc.	(18,306)	(385,158)
Canadian Imperial Bank of Commerce (Canada)	(1,663)	(130,828)	International Business Machines Corp.	(2,214)	(328,203)
Mercury General Corp.	(6,138)	(348,086)	Stratasys, Ltd. *	(8,578)	(239,241)
Total Financials		(478,914)	Total Information Technology		(1,151,083)
Health Care - (1.7%)			Materials - (1.0%)
Mallinckrodt PLC *	(19,678)	(134,007)	Rio Tinto PLC, Sponsored ADR (United Kingdom)	(4,461)	(254,634)
Prestige Brands Holdings, Inc. *	(9,002)	(311,469)	Real Estate - (1.5%)
Total Health Care		(445,476)	Realty Income Corp., REIT	(3,794)	(262,583)
Industrials - (10.5%)			The St Joe Co. *	(7,087)	(136,354)
ACCO Brands Corp.	(7,775)	(76,039)	Total Real Estate		(398,937)
Caterpillar, Inc.	(2,801)	(368,808)	Total Common Stocks
			(Proceeds $(7,372,241))		(7,505,106)
Deluxe Corp.	(5,947)	(265,355)
			Exchange Traded Funds - (1.1%)
Ennis, Inc.	(9,638)	(195,940)
MasTec, Inc. *	(5,302)	(272,099)	United States Oil Fund, LP*
			(Proceeds $(268,390))	(23,127)	(278,449)
Quad/Graphics, Inc.	(18,198)	(205,819)	Total Short Sales - (30.3%)
Snap-On, Inc.	(1,695)	(258,674)	(Proceeds $(7,640,631))		(7,783,555)
Terex Corp.	(6,207)	(189,003)	Other Assets, less Liabilities - 29.8%		7,655,218
Textron, Inc.	(5,129)	(252,860)	Net Assets - 100.0%		$25,723,055
United Rentals, Inc. *	(2,696)	(341,179)

* Non-income producing security.	[3] The Fund is contractually responsible to the lender for any dividends payable and
[1] Security position is either entirely or partially held in a segregated account as	interest accrued on securities while those securities are outstanding in short position.
collateral for securities sold short. As of July 31, 2019, value of securities held in the	ADR American Depositary Receipt
segregated account was $2,413,312.	REIT Real Estate Investment Trust
[2] Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks †	$21,647,980	—	—	$21,647,980
Short-Term Investments
Other Investment Companies	4,203,412	—	—	4,203,412
Total Assets	25,851,392	—	—	25,851,392
Liabilities
Common Stocks†	(7,505,106)	—	—	(7,505,106)
Exchange Traded Funds†	(278,449)	—	—	(278,449)
Total Liabilities	(7,783,555)	—	—	(7,783,555)
Net Investments in Securities	$18,067,837	—	—	$18,067,837

† All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.2%			Saga PLC (United Kingdom)	4,674,719	$2,530,931
Communication Services - 11.0%			Shinsei Bank, Ltd. (Japan)	278,500	4,206,734
Cineworld Group PLC (United Kingdom)	1,573,126	$4,883,352	Sompo Holdings, Inc. (Japan)	116,000	4,803,907
Informa PLC (United Kingdom)	866,489	9,174,181	Total Financials		48,072,629
PCCW, Ltd. (Hong Kong)	7,019,309	4,003,137	Health Care - 8.2%
SoftBank Group Corp. (Japan)	116,700	5,958,487	GlaxoSmithKline PLC (United Kingdom)	302,517	6,256,339
Square Enix Holdings Co., Ltd. (Japan)	205,700	7,016,365	Grifols SA, ADR (Spain)	206,150	4,691,974
Vivendi SA (France)	118,453	3,290,045	Healius, Ltd. (Australia)	1,957,360	3,923,829
Total Communication Services		34,325,567	LivaNova PLC (United Kingdom)*,2	89,625	6,905,606
Consumer Discretionary - 13.4%			Miraca Holdings, Inc. (Japan)	157,700	3,565,594
Cie Financiere Richemont SA (Switzerland)	57,176	4,899,598	Total Health Care		25,343,342
Ctrip.com International, Ltd., ADR (China) *	165,114	6,436,144	Industrials - 18.2%
Freni Brembo SpA (Italy)	289,082	2,956,906	BBA Aviation PLC (United Kingdom)	1,035,221	4,021,036
Gestamp Automocion SA (Spain) [1,2]	625,973	3,280,049	Bollore SA (France)	787,865	3,388,098
JD.com, Inc. , ADR (China)*,2	235,835	7,053,825	CK Hutchison Holdings, Ltd. (Hong Kong)	572,748	5,352,318
KOMEDA Holdings Co., Ltd. (Japan)	192,200	3,559,246	Elis SA (France)	376,264	6,989,295
Matas A/S (Denmark)	157,815	1,628,261	FANUC Corp. (Japan)	34,900	6,202,653
MGM China Holdings, Ltd. (Macau)	1,980,800	3,236,873	Fujitec Co., Ltd. (Japan)	261,400	3,258,648
Pandora A/S (Denmark)	55,247	2,117,744	Hoshizaki Corp. (Japan)	86,100	6,082,892
Sony Corp. (Japan)	113,700	6,466,564	Jardine Strategic Holdings, Ltd. (Hong Kong)	94,780	3,249,180
Total Consumer Discretionary		41,635,210	Knorr-Bremse AG (Germany)	32,231	3,271,839
Consumer Staples - 15.7%			Safran SA (France)	56,819	8,157,009
Ain Holdings, Inc. (Japan)	79,600	4,354,189	SEEK, Ltd. (Australia)	173,108	2,464,459
Anheuser-Busch InBev SA/NV (Belgium)	75,108	7,551,125	Vinci SA (France)	41,632	4,282,433
Asahi Group Holdings, Ltd. (Japan)	205,100	8,883,897	Total Industrials		56,719,860
cocokara fine, Inc. (Japan)	101,400	5,344,014	Information Technology - 8.3%
Danone SA (France)	56,857	4,934,564	ams AG (Austria) *,2	62,891	3,283,256
Japan Tobacco, Inc. (Japan)	239,800	5,283,689	ASML Holding NV (Netherlands)	32,305	7,198,354
Nestle SA (Switzerland)	97,300	10,322,285	Nokia OYJ (Finland)[2]	630,969	3,400,714
Ontex Group NV (Belgium)	134,724	2,219,580	Samsung Electronics Co., Ltd. (South Korea)	139,746	5,292,840
Total Consumer Staples		48,893,343	Siltronic AG (Germany)	48,788	3,818,398
Energy - 4.2%			Sophos Group PLC (United Kingdom)[1]	517,375	2,731,303
Royal Dutch Shell PLC, Class B (Netherlands)	317,559	10,030,121	Total Information Technology		25,724,865
Z Energy, Ltd. (New Zealand)	706,257	3,003,768	Materials - 3.7%
Total Energy		13,033,889	KAZ Minerals PLC (United Kingdom)	275,973	1,910,316
Financials - 15.5%			Oci NV (Netherlands)*	297,412	7,757,123
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,148,880	5,849,777	UPM-Kymmene Oyj (Finland)	72,405	1,951,682
EXOR NV (Netherlands)	66,951	4,662,570	Total Materials		11,619,121
Intesa Sanpaolo SpA (Italy)	1,773,119	3,845,741	Real Estate - 1.0%
Julius Baer Group, Ltd. (Switzerland)	131,854	5,634,467	Merlin Properties Socimi SA, REIT (Spain) [2]	233,102	3,182,690
Moscow Exchange MICEX-RTS PJSC (Russia)	3,784,765	5,528,068	Total Common Stocks
			(Cost $303,154,030)		308,550,516
Nordea Bank Abp (Finland)	553,839	3,554,200
Prudential PLC (United Kingdom)	362,406	7,456,234

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value
Short-Term Investments - 2.0%			Other Investment Companies - 0.7%
Joint Repurchase Agreements - 1.3%[3]			Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.22%[4]	705,611	$705,611
Bank of America Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received			Dreyfus Institutional Preferred Government
$24,361 (collateralized by various			Money Market Fund, Institutional Shares,
U. S. Treasuries, 0.125% - 3.125%, 07/15/22 -			2.29% [4]	705,610	705,610
02/15/49, totaling $24,846)	$24,359	$24,359	JPMorgan U.S. Government Money Market Fund,
Cantor Fitzgerald Securities, Inc. , dated 07/31/19,			IM Shares, 2.27%[4]	726,993	726,993
due 08/01/19, 2.570% total to be received			Total Other Investment Companies		2,138,214
$1,000,071 (collateralized by various
U. S. Government Agency Obligations and			Total Short-Term Investments
U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -			(Cost $6,162,573)		6,162,573
05/20/69, totaling $1,020,000)	1,000,000	1,000,000	Total Investments - 101.2%
Citigroup Global Markets, Inc., dated 07/31/19,			(Cost $309,316,603)		314,713,089
due 08/01/19, 2.550% total to be received			Other Assets, less Liabilities - (1.2)%		(3,596,068)
$1,000,071 (collateralized by various			Net Assets - 100.0%		$311,117,021
U. S. Government Agency Obligations and
U. S. Treasuries, 2.000% - 5.000%, 02/15/23 -
07/01/49, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 07/31/19,
due 08/01/19, 2.550% total to be received
$1,000,071 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 6.500%, 09/01/19 -
08/01/49, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received
$1,000,071 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
7.000%, 02/01/37 - 05/20/49, totaling
$1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		4,024,359

* Non-income producing security.	[3] Cash collateral received for securities lending activity was invested in these joint
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	repurchase agreements.
security may be resold in transactions exempt from registration, normally to qualified	[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
buyers. At July 31, 2019, the value of these securities amounted to $6,011,352 or 1.9% of	sum of the previous seven days' dividends paid, expressed as an annual percentage.
net assets.	ADR American Depositary Receipt
[2] Some of these securities, amounting to $14,428,167 or 4.6% of net assets, were out on	REIT Real Estate Investment Trust
loan to various borrowers and are collateralized by cash and various U. S. Treasury
Obligations. See Notes to Schedules of Portfolio of Investments.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$10,261,134	$46,458,726	—	$56,719,860
Consumer Staples	4,934,564	43,958,779	—	48,893,343
Financials	6,085,131	41,987,498	—	48,072,629
Consumer Discretionary	15,118,230	26,516,980	—	41,635,210
Communication Services	—	34,325,567	—	34,325,567
Information Technology	3,818,398	21,906,467	—	25,724,865
Health Care	11,597,580	13,745,762	—	25,343,342
Energy	—	13,033,889	—	13,033,889
Materials	—	11,619,121	—	11,619,121
Real Estate	—	3,182,690	—	3,182,690
Short-Term Investments
Joint Repurchase Agreements	—	4,024,359	—	4,024,359
Other Investment Companies	2,138,214	—	—	2,138,214
Total Investments in Securities	$53,953,251	$260,759,838	—	$314,713,089

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Australia	2.1	Macau	1.0
Austria	1.1	Netherlands	9.6
Belgium	3.2	New Zealand	1.0
China	4.4	Russia	1.8
Denmark	1.2	South Korea	1.7
Finland	2.9	Spain	5.5
France	10.0	Switzerland	6.7
Germany	2.3	United Kingdom	14.9
Hong Kong	4.1		100.0
Italy	2.2
Japan	24.3

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Notes to Schedules of Portfolio of Investments (continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at July 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG River Road Focused Absolute Value Fund	$9,747,293	—	$9,846,457	$9,846,457
AMG Managers Montag & Caldwell Growth Fund	17,294,384	—	17,722,493	17,722,493
AMG River Road Dividend All Cap Value Fund	51,213,882	$3,057,240	52,665,753	55,722,993
AMG River Road Dividend All Cap Value Fund II	6,210,029	—	6,429,154	6,429,154
AMG Managers LMCG Small Cap Growth Fund	10,467,679	2,010,400	9,326,529	11,336,929
AMG River Road Small-Mid Cap Value Fund	9,019,942	1,419,040	7,825,661	9,244,701
AMG River Road Small Cap Value Fund	41,781,756	6,003,035	36,926,461	42,929,496
AMG Managers Silvercrest Small Cap Fund	32,285,120	—	33,022,380	33,022,380
AMG Managers DoubleLine Core Plus Bond Fund	7,164,005	7,300,903	103,217	7,404,120
AMG Managers Pictet International Fund	14,428,167	4,024,359	11,283,179	15,307,538

The following table summarizes the securities received as collateral for securities lending at July 31, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG River Road Focused Absolute Value Fund	U. S. Treasury Obligations	0.000%-8.750%	08/15/19-05/15/49
AMG Managers Montag & Caldwell Growth Fund	U.S. Treasury Obligations	0.000%-8.750%	08/22/19-11/15/48
AMG River Road Dividend All Cap Value Fund	U.S. Treasury Obligations		08/22/19-05/15/49
AMG River Road Dividend All Cap Value Fund II	U.S. Treasury Obligations	0.000%-8.750%	08/22/19-05/15/49
AMG Managers LMCG Small Cap Growth Fund	U. S. Treasury Obligations	0.000%-8.750%	08/15/19-05/15/49
AMG River Road Small-Mid Cap Value Fund	U.S. Treasury Obligations	0.000%-8.750%	08/20/19-05/15/49
AMG River Road Small Cap Value Fund	U. S. Treasury Obligations	0.000%-8.750%	08/20/19-05/15/49
AMG Managers Silvercrest Small Cap Fund	U.S. Treasury Obligations	0.000%-8.750%	08/15/19-05/15/49
AMG Managers DoubleLine Core Plus Bond Fund	U. S. Treasury Obligations	0.000%-8.750%	08/22/19-11/15/48
AMG Managers Pictet International Fund	U. S. Treasury Obligations	0.000%-8.750%	08/22/19-05/15/49

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.3%			LHC Group, Inc.*	3,167	$400,879
Consumer Discretionary - 13.3%			Medidata Solutions, Inc. *	6,102	557,540
Churchill Downs, Inc.[1]	4,033	$482,548	Portola Pharmaceuticals, Inc. *,1	9,378	250,205
Chuy's Holdings, Inc. *	10,912	258,069	Retrophin, Inc.*,1	10,761	212,960
Five Below, Inc. *	4,988	585,890	Syneos Health, Inc.*,1	10,629	543,036
Fox Factory Holding Corp. *,1	8,351	668,748	Vericel Corp. *,1	23,646	452,112
Grand Canyon Education, Inc. *	7,701	837,638	Wright Medical Group, NV (Netherlands) *	12,583	363,145
Lithia Motors, Inc. , Class A	2,319	305,830	Zogenix, Inc.*,1	7,510	361,757
Ollie's Bargain Outlet Holdings, Inc. *,1	3,819	323,431	Total Health Care		8,895,075
Oxford Industries, Inc. [1]	4,030	294,956	Industrials - 18.6%
Pool Corp. [1]	1,825	345,600	AAR Corp.	10,852	454,265
Total Consumer Discretionary		4,102,710	Dycom Industries, Inc. *	2,706	149,263
Consumer Staples - 1.8%			Exponent, Inc.	10,991	756,181
Performance Food Group Co.*	8,014	351,414	Forrester Research, Inc.	8,116	384,130
PriceSmart, Inc.	3,221	196,481	Helios Technologies, Inc.	4,501	211,367
Total Consumer Staples		547,895	JELD-WEN Holding, Inc. *	6,463	141,605
Energy - 1.0%			John Bean Technologies Corp.	3,852	457,078
Matador Resources Co.*,1	17,336	305,634	Knight-Swift Transportation Holdings, Inc. [1]	6,487	232,494
Financials - 7.4%			RBC Bearings, Inc.*	3,551	577,712
Ameris Bancorp[1]	11,440	454,969	Ritchie Bros. Auctioneers, Inc. (Canada)	13,548	488,947
Atlantic Union Bankshares Corp.	8,397	319,338	SiteOne Landscape Supply, Inc.*,1	9,334	689,503
Encore Capital Group, Inc. *,1	7,505	270,030	Spartan Motors, Inc.	27,855	334,817
Heritage Insurance Holdings, Inc.	9,429	126,726	Thermon Group Holdings, Inc.*	11,843	300,102
Houlihan Lokey, Inc.	8,720	401,120	Woodward, Inc.	4,858	544,290
Pinnacle Financial Partners, Inc.	7,829	475,533	Total Industrials		5,721,754
Stifel Financial Corp.	4,147	248,032	Information Technology - 21.9%
Total Financials		2,295,748	Bottomline Technologies, Inc.*	5,195	218,657
Health Care - 28.9%			Cabot Microelectronics Corp.	2,755	335,146
Acadia Healthcare Co., Inc. *,1	5,228	166,982	Entegris, Inc.	8,963	389,980
Aimmune Therapeutics, Inc. *,1	14,661	282,224	EPAM Systems, Inc.*	3,158	611,989
Amicus Therapeutics, Inc. *,1	32,243	399,813	ExlService Holdings, Inc. *	4,113	282,933
AtriCure, Inc. *	13,965	447,997	HubSpot, Inc. *	3,858	689,502
Biohaven Pharmaceutical Holding Co., Ltd. *	7,709	331,795	MACOM Technology Solutions Holdings, Inc.*	8,741	171,498
Bruker Corp.	6,890	329,687	Mimecast, Ltd.*	13,741	654,072
Cardiovascular Systems, Inc. *	14,329	656,698	Paylocity Holding Corp. *	7,778	794,056
Catalent, Inc.*	12,922	729,964	Power Integrations, Inc.	3,402	309,820
Dova Pharmaceuticals, Inc. *,1	17,223	275,396	Rapid7, Inc.*,1	13,680	829,692
Global Blood Therapeutics, Inc. *,1	7,690	421,412	Rogers Corp. *	3,183	505,015
Globus Medical, Inc. , Class A *	11,340	516,877	Silicon Laboratories, Inc. *	4,613	517,625
GW Pharmaceuticals PLC,			Virtusa Corp. *	10,195	455,513
ADR (United Kingdom)*,1	1,946	315,836
			Total Information Technology		6,765,498
HMS Holdings Corp. *	9,286	324,081
			Materials - 3.5%
ICU Medical, Inc. *	2,180	554,679
			Balchem Corp.	5,624	577,247

1

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Materials - 3.5% (continued)			Other Investment Companies - 1.4%
PolyOne Corp.	15,408	$504,920	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.22%[3]	141,587	$141,587
Total Materials		1,082,167
Real Estate - 2.9%			Dreyfus Institutional Preferred Government

QTS Realty Trust, Inc. , Class A, REIT [1]	10,274	475,481	2.29% Money 3 Market Fund, Institutional Shares,	141,587	141,587
STAG Industrial, Inc. , REIT	14,362	426,838	JPMorgan U.S. Government Money Market Fund,
Total Real Estate		902,319	IM Shares, 2.27% [3]	145,878	145,878
Total Common Stocks			Total Other Investment Companies		429,052
(Cost $21,606,466)		30,618,800	Total Short-Term Investments
			(Cost $1,130,949)		1,130,949
	Principal
	Amount		Total Investments - 103.0%
Short-Term Investments - 3.7%			(Cost $22,737,415)		31,749,749
Joint Repurchase Agreements - 2.3%[2]			Other Assets, less Liabilities - (3.0)%		(934,609)
Citigroup Global Markets, Inc., dated 07/31/19,			Net Assets - 100.0%		$30,815,140
due 08/01/19, 2.530% total to be received
$701,946 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.750% - 4.818%, 08/15/19 -
09/01/37, totaling $715,935)	$701,897	701,897

* Non-income producing security.	[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
[1] Some of these securities, amounting to $6,766,061 or 22.0% of net assets, were out on	sum of the previous seven days' dividends paid, expressed as an annual percentage.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	ADR American Depositary Receipt
Obligations. See Notes to Schedules of Portfolio of Investments.	REIT Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$30,618,800	—	—	$30,618,800
Short-Term Investments
Joint Repurchase Agreements	—	$701,897	—	701,897
Other Investment Companies	429,052	—	—	429,052
Total Investments in Securities	$31,047,852	$701,897	—	$31,749,749

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

2

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value
Corporate Bonds and Notes - 42.2%			Fidelity National Information Services, Inc.
Financials - 19.9%			5.000%, 10/15/25	$1,951,000	$2,198,728
Aircastle, Ltd.			The George Washington University
4.125%, 05/01/24	$3,173,000	$3,260,618	Series 2018
			4.126%, 09/15/48	3,148,000	3,604,608
American Tower Corp.
3.375%, 10/15/26	1,678,000	1,719,794	Georgia-Pacific LLC
			8.000%, 01/15/24	1,678,000	2,059,683
Bank of America Corp., MTN
3.875%, 08/01/25	3,636,000	3,877,091	HCA, Inc.
			5.000%, 03/15/24	2,496,000	2,710,413
The Bank of New York Mellon Corp., MTN
2.450%, 08/17/26	1,099,000	1,093,532	Kaiser Foundation Hospitals
			3.150%, 05/01/27	2,161,000	2,232,815
Berkshire Hathaway, Inc.
3.125%, 03/15/26	3,226,000	3,342,234	Kinder Morgan, Inc.
			4.300%, 03/01/28	2,017,000	2,157,735
Boston Properties LP
3.400%, 06/21/29	2,145,000	2,206,590	McDonald's Corp., MTN
			3.700%, 01/30/26	2,603,000	2,778,799
Citigroup, Inc.
(3 month LIBOR + 1.023%)			Microsoft Corp.
4.044%, 06/01/24 [1]	3,578,000	3,761,609	3.750%, 02/12/45	2,665,000	2,901,514
Crown Castle International Corp.			Parker-Hannifin Corp.
4.000%, 03/01/27	2,071,000	2,199,599	3.250%, 06/14/29	2,139,000	2,194,553
The Goldman Sachs Group, Inc.			RELX Capital, Inc.
3.500%, 11/16/26	3,241,000	3,333,170	4.000%, 03/18/29	2,107,000	2,253,548
Host Hotels & Resorts, LP			Rockwell Automation, Inc.
Series C			3.500%, 03/01/29	2,077,000	2,216,362
4.750%, 03/01/23	2,504,000	2,650,267	Verizon Communications, Inc.
JPMorgan Chase & Co.			3.875%, 02/08/29	4,160,000	4,484,168
2.950%, 10/01/26	2,238,000	2,271,213	Waste Management, Inc.
Morgan Stanley, GMTN			3.450%, 06/15/29	2,107,000	2,219,979
5.500%, 07/28/21	1,972,000	2,086,035	Total Industrials		48,418,746
National Rural Utilities Cooperative			Total Corporate Bonds and Notes
Finance Corp., MTN			(Cost $87,839,670)		91,643,313
3.250%, 11/01/25	2,122,000	2,206,921	Municipal Bonds - 8.2%
Simon Property Group LP			JobsOhio Beverage System
3.300%, 01/15/26	2,107,000	2,186,351	4.532%, 01/01/35	1,940,000	2,282,138
US Bancorp, MTN			Los Angeles Unified School District
2.950%, 07/15/22	4,217,000	4,289,091	School Improvements
Visa, Inc., MTN			5.750%, 07/01/34	3,755,000	4,811,620
3.150%, 12/14/25	2,624,000	2,740,452	Metropolitan Transportation Authority
Total Financials		43,224,567	6.687%, 11/15/40	1,925,000	2,707,744
Industrials - 22.3%			State of California
			7.550%, 04/01/39	2,750,000	4,415,675
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	2,056,000	2,343,766	University of California
			3.349%, 07/01/29	3,320,000	3,565,381
AT&T, Inc.
4.250%, 03/01/27	4,080,000	4,392,040	Total Municipal Bonds
			(Cost $16,805,504)		17,782,558
Automatic Data Processing, Inc.
3.375%, 09/15/25	3,117,000	3,305,217	U. S. Government and Agency Obligations -
			48.0%
CVS Health Corp.
5.125%, 07/20/45	1,999,000	2,170,968	Fannie Mae - 28.4%
Exelon Corp.			FNMA
3.400%, 04/15/26	2,116,000	2,193,850	3.000%, 09/01/46 to 11/01/46	3,162,519	3,207,977
			3.500%, 03/01/30 to 03/01/48	12,324,812	12,813,422

3

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Fannie Mae - 28.4% (continued)			United States Treasury Notes
			2.000%, 11/30/22	$11,180,000	$11,235,027
FNMA			6.250%, 08/15/23	4,045,000	4,738,259
4.000%, 12/01/33 to 02/01/47	$12,525,643	$13,304,510
4.500%, 04/01/39 to 06/01/41	19,420,972	20,955,084	Total U. S. Treasury Obligations		27,072,077
5.000%, 02/01/34 to 08/01/40	10,385,902	11,338,042	Total U. S. Government and Agency Obligations
Total Fannie Mae		61,619,035	(Cost $102,939,652)		104,225,032

Freddie Mac - 7.1%				Shares
FHLMC Gold Pool			Short-Term Investments - 1.0%
3.000%, 06/01/43	352,112	359,132
3.500%, 07/01/32 to 05/01/44	2,809,746	2,931,356	Other Investment Companies - 1.0%
4.000%, 05/01/26	174,154	181,095	Dreyfus Government Cash Management Fund,
5.000%, 01/01/40 to 07/01/44	5,028,123	5,516,714	Institutional Shares, 2.22%[3]	729,750	729,750
FHLMC Multifamily Structured Pass			Dreyfus Institutional Preferred Government
Through Certificates			Money Market Fund, Institutional Shares,
Series K071, Class A2			2.29% [3]	729,751	729,751
3.286%, 11/25/27	3,066,000	3,265,524
Series K062, Class A2			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [3]	751,864	751,864
3.413%, 12/25/26	513,000	550,006
Series K063, Class A2			Total Short-Term Investments
3.430%, 01/25/27[2]	2,544,000	2,730,093	(Cost $2,211,365)		2,211,365
Total Freddie Mac		15,533,920	Total Investments - 99.4%
U. S. Treasury Obligations - 12.5%			(Cost $209,796,191)		215,862,268
United States Treasury Bonds			Other Assets, less Liabilities - 0.6%		1,398,532
3.500%, 02/15/39	1,800,000	2,136,726	Net Assets - 100.0%		$217,260,800
4.500%, 02/15/36	6,799,000	8,962,065

[1] Variable rate security. The rate shown is based on the latest available information as of	FHLMC	Freddie Mac
July 31, 2019.	FNMA	Fannie Mae
[2] Certain variable rate securities are not based on a published reference rate and	GMTN	Global Medium-Term Notes
spread but are determined by the issuer or agent and are based on current market	LIBOR	London Interbank Offered Rate
conditions. These securities do not indicate a reference rate and spread in their
description above.	MTN	Medium-Term Note
[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †	—	$91,643,313	—	$91,643,313
Municipal Bonds	—	17,782,558	—	17,782,558
U. S. Government and Agency Obligations †	—	104,225,032	—	104,225,032
Short-Term Investments
Other Investment Companies	$2,211,365	—	—	2,211,365
Total Investments in Securities	$2,211,365	$213,650,903	—	$215,862,268

† All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

4

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.3%			Wal-Mart de Mexico, SAB de CV (Mexico)	391,460	$1,155,153
Communication Services - 9.3%			Wuliangye Yibin Co., Ltd., Class A (China)	75,803	1,316,820
Baidu, Inc., Sponsored ADR (China) *	4,416	$493,267	Total Consumer Staples		8,147,170
Bharti Infratel, Ltd. (India)	65,480	233,213	Financials - 25.9%
iQIYI, Inc. , ADR (China) *,1	49,593	921,934	AIA Group, Ltd. (Hong Kong)	388,300	3,974,549
MultiChoice Group, Ltd. (South Africa) *	34,498	323,268	Bank Mandiri Persero Tbk PT (Indonesia)	1,886,450	1,061,306
Tencent Holdings, Ltd. (China)	84,200	3,923,128	China Merchants Bank Co., Ltd., Class H (China)	364,250	1,804,459
Tencent Music Entertainment Group, ADR			Credicorp, Ltd. (Peru)	929	202,513
(China)*	63,559	906,987	Grupo Financiero Banorte, S.A.B de CV (Mexico)	350,370	1,752,787
The Walt Disney Co. (United States)	2,071	296,174	HDFC Bank, Ltd., ADR (India)	36,118	4,152,848
Zee Entertainment Enterprises, Ltd. (India)	426,988	2,235,394	Kotak Mahindra (India)	130,341	2,869,477
Total Communication Services		9,333,365	Noah Holdings, Ltd., ADR (China)*,1	18,484	597,773
Consumer Discretionary - 31.5%			Ping An Insurance Group Co. of China, Ltd.,
Alibaba Group Holding, Ltd., Sponsored ADR			Class H (China)	448,000	5,280,044
(China)*	35,431	6,133,460
			Sberbank of Russia PJSC, Sponsored ADR
Booking Holdings, Inc. (United States) *	516	973,491	(Russia)	282,101	4,187,527
Ctrip.com International, Ltd., ADR (China) *	81,855	3,190,708	Total Financials		25,883,283
Eicher Motors, Ltd. (India)	6,430	1,520,088	Health Care - 5.8%
Hermes International (France)	512	359,642	China Resources Sanjiu Medical &
			Pharmaceutical Co., Ltd., Class A (China) *	654,691	2,775,527
Huazhu Group Ltd., ADR (China) [1]	36,631	1,200,032
			CSPC Pharmaceutical Group, Ltd. (China)	243,000	421,696
Jubilant Foodworks Ltd. (India)	28,400	492,900
			Jiangsu Hengrui Medicine Co., Ltd., Class A
LVMH Moet Hennessy Louis Vuitton SE (France)	3,350	1,383,752	(China)	50,880	490,598
MakeMyTrip, Ltd. (India) *,1	46,879	1,199,634
			Novo Nordisk A/S, Class B (Denmark)	12,379	594,432
Maruti Suzuki India, Ltd. (India)	25,168	1,993,842	Ping An Healthcare and Technology Co., Ltd.
Moncler SpA (Italy)	19,162	786,798	(China)*,1,2	353,100	1,516,778
Naspers, Ltd., N Shares (South Africa)	4,883	1,190,281	Total Health Care		5,799,031
New Oriental Education & Technology Group, Inc. ,			Industrials - 2.9%
Sponsored ADR (China) *	13,608	1,419,450
			Copa Holdings, S. A. , Class A (Panama)	9,661	976,727
NIKE, Inc., Class B (United States)	3,586	308,504	FANUC Corp. (Japan)	8,600	1,528,447
Sands China, Ltd. (Macau)	988,800	4,746,109	Havells India, Ltd. (India)	39,031	364,948
Starbucks Corp. (United States)	3,166	299,789	Total Industrials		2,870,122
Tiffany & Co. (United States) [1]	5,991	562,675	Information Technology - 9.6%
Titan Co., Ltd. (India)	15,600	238,732	Infineon Technologies AG (Germany)	257,695	4,773,082
Yum China Holdings, Inc. (China)	77,124	3,509,142	Mastercard, Inc., Class A (United States)	3,446	938,242
Total Consumer Discretionary		31,509,029	Pagseguro Digital, Ltd., Class A (Brazil) *,1	9,250	402,190
Consumer Staples - 8.2%			QUALCOMM, Inc. (United States)	47,636	3,485,050
The Estee Lauder Cos., Inc. , Class A			Total Information Technology		9,598,564
(United States)	1,660	305,755
			Materials - 3.1%
Kimberly-Clark de Mexico, SAB de CV, Class A
(Mexico)	131,600	273,037	Asian Paints, Ltd. (India)	56,504	1,244,703
Kweichow Moutai Co., Ltd., Class A (China)	8,793	1,233,159	Chr Hansen Holding A/S (Denmark)	12,324	1,076,094
LG Household & Health Care, Ltd. (South Korea)	2,571	2,722,242	Novozymes A/S (Denmark)	16,720	773,220
			Total Materials		3,094,017
Shoprite Holdings, Ltd. (South Africa)	88,730	953,259
			Total Common Stocks
Unilever NV (United Kingdom)	3,239	187,745	(Cost $88,051,413)		96,234,581

5

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value
Short-Term Investments - 4.6%			Dreyfus Institutional Preferred Government
Joint Repurchase Agreements - 1.1%[3]			Money Market Fund, Institutional Shares,
			2.29% [4]	1,172,231	$1,172,231
Bank of America Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [4]	1,207,753	1,207,753
$84,068 (collateralized by various
U. S. Treasuries, 0.125% - 3.125%, 07/15/22 -			Total Other Investment Companies		3,552,215
02/15/49, totaling $85,743)	$84,062	$84,062	Total Short-Term Investments
Citigroup Global Markets, Inc., dated 07/31/19,			(Cost $4,636,277)		4,636,277
due 08/01/19, 2.550% total to be received			Total Investments - 100.9%
$1,000,071 (collateralized by various			(Cost $92,687,690)		100,870,858
U. S. Government Agency Obligations and
U. S. Treasuries, 2.000% - 5.000%, 02/15/23 -			Other Assets, less Liabilities - (0.9)%		(883,525)
07/01/49, totaling $1,020,000)	1,000,000	1,000,000	Net Assets - 100.0%		$99,987,333
Total Joint Repurchase Agreements		1,084,062

	Shares
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund,
Institutional Shares, 2.22% [4]	1,172,231	1,172,231

* Non-income producing security.	[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $4,366,689 or 4.4% of net assets, were out on	repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.	sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	ADR American Depositary Receipt
security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2019, the value of these securities amounted to $1,516,778 or 1.5% of net assets.

6

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18,796,885	$12,712,144	—	$31,509,029
Financials	6,705,921	19,177,362	—	25,883,283
Information Technology	4,825,482	4,773,082	—	9,598,564
Communication Services	2,941,630	6,391,735	—	9,333,365
Consumer Staples	1,733,945	6,413,225	—	8,147,170
Health Care	—	5,799,031	—	5,799,031
Materials	—	3,094,017	—	3,094,017
Industrials	976,727	1,893,395	—	2,870,122
Short-Term Investments
Joint Repurchase Agreements	—	1,084,062	—	1,084,062
Other Investment Companies	3,552,215	—	—	3,552,215
Total Investments in Securities	$39,532,805	$61,338,053	—	$100,870,858

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2019:
Common
Stock
Balance as of October 31, 2018	$244,523
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(244,523)
Balance as of July 31, 2019	—
—
Net change in unrealized appreciation/depreciation on investments still held at July 31, 2019	—

7

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

% of Long-Term
Country	Investments
Brazil	0.4
China	38.6
Denmark	2.5
France	1.8
Germany	5.0
Hong Kong	4.1
India	17.2
Indonesia	1.1
Italy	0.8
Japan	1.6
Macau	4.9
Mexico	3.3
Panama	1.0
Peru	0.2
Russia	4.4
South Africa	2.6
South Korea	2.8
United Kingdom	0.2
United States	7.5
100.0

8

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.5%			Uni-President Enterprises Corp. (Taiwan)	422,000	$1,092,333
Communication Services - 11.1%			Wal-Mart de Mexico, SAB de CV (Mexico)	735,700	2,170,965
Autohome, Inc. , ADR (China) *,1	8,727	$741,795	Wuliangye Yibin Co., Ltd., Class A (China)	142,400	2,473,718
Baidu, Inc., Sponsored ADR (China) *	16,820	1,878,794	Total Consumer Staples		17,400,379
iQIYI, Inc. , ADR (China) *,1	77,788	1,446,079	Energy - 2.6%
MultiChoice Group, Ltd. (South Africa) *	178,407	1,671,786	China Petroleum & Chemical Corp., ADR (China)	14,911	956,839
NetEase, Inc. , ADR (China)	5,856	1,351,682	Novatek PJSC, Sponsored GDR (Russia)	11,501	2,399,696
Telekomunikasi Indonesia Persero Tbk PT			Reliance Industries, Ltd. (India)	95,300	1,606,537
(Indonesia)	5,230,947	1,596,389	Total Energy		4,963,072
Tencent Holdings, Ltd. (China)	198,000	9,225,409	Financials - 28.8%
Tencent Music Entertainment Group, ADR			AIA Group, Ltd. (Hong Kong)	320,000	3,275,446
(China)*	73,792	1,053,012
			Banco Bradesco, S. A. , ADR (Brazil)	431,259	3,898,581
Zee Entertainment Enterprises, Ltd. (India)	361,107	1,890,490	Banco de Chile, ADR (Chile)	44,156	1,269,043
Total Communication Services		20,855,436
			Bancolombia, S. A. , Sponsored ADR (Colombia)	43,778	2,183,647
Consumer Discretionary - 19.1%
			Bank Mandiri Persero Tbk PT (Indonesia)	4,119,800	2,317,777
Alibaba Group Holding, Ltd., Sponsored ADR
(China)*	55,091	9,536,803	Bank Rakyat Indonesia Persero Tbk PT
			(Indonesia)	8,217,835	2,604,051
Ctrip.com International, Ltd., ADR (China) *	55,226	2,152,709
			BB Seguridade Participacoes, S. A. (Brazil)	112,035	954,383
Feng TAY Enterprise Co., Ltd. (Taiwan)	395,560	2,630,499
			BDO Unibank, Inc. (Philippines)	640,655	1,842,165
Hanon Systems (South Korea)	146,399	1,439,793
			China Construction Bank Corp., Class H (China)	2,025,000	1,554,655
MakeMyTrip, Ltd. (India) *,1	50,043	1,280,600
			Credicorp, Ltd. (Peru)	13,293	2,897,741
Maruti Suzuki India, Ltd. (India)	12,344	977,908
			Dongbu Insurance Co., Ltd. (South Korea)	22,600	1,071,642
Midea Group Co., Ltd., Class A (China)	155,200	1,222,438	FirstRand, Ltd. (South Africa)[1]	519,464	2,222,692
Mr Price Group, Ltd. (South Africa)	47,620	584,547
			Grupo Financiero Banorte, S.A.B de CV (Mexico)	453,500	2,268,713
Naspers, Ltd., N Shares (South Africa)	24,059	5,864,629
			HDFC Bank, Ltd. (India)	88,200	2,877,046
New Oriental Education & Technology Group, Inc. ,
Sponsored ADR (China) *	19,389	2,022,467	Housing Development Finance Corp., Ltd. (India)	119,233	3,665,723
Sands China, Ltd. (Macau)	573,647	2,753,430	Itau Unibanco Holding, S.A., Sponsored ADR
			(Brazil)	448,876	4,107,215
Shanghai Jinjiang International Hotels
Development Co., Ltd. (China)	186,100	648,169	Kasikornbank PCL (Thailand)	281,400	1,578,150
			Noah Holdings, Ltd., ADR (China)*,1	22,437	725,613
Shenzhou International Group Holdings, Ltd.
(China)	199,200	2,747,509	OTP Bank Plc (Hungary)	56,909	2,370,030
Yum China Holdings, Inc. (China)	48,666	2,214,303	Ping An Insurance Group Co. of China, Ltd.,
			Class H (China)[1]	429,500	5,062,007
Total Consumer Discretionary		36,075,804
Consumer Staples - 9.2%			Sberbank of Russia PJSC, Sponsored ADR
			(Russia)	376,910	5,594,879
Bid Corp., Ltd. (South Africa)	113,580	2,375,770
			Total Financials		54,341,199
BIM Birlesik Magazalar AS (Turkey)	172,180	1,445,683
			Health Care - 4.1%
CP ALL PCL (Thailand)	217,600	610,403
			China Resources Sanjiu Medical &
Dino Polska SA (Poland) *,2	16,463	618,769	Pharmaceutical Co., Ltd., Class A (China) *	506,900	2,148,975
Fomento Economico Mexicano, S.A.B de CV			Fleury, S.A. (Brazil)	337,718	2,055,679
(Mexico)	185,434	1,682,320
			Odontoprev, S.A. (Brazil)	451,706	2,094,985
Inner Mongolia Yili Industrial Group Co., Ltd.,			Osstem Implant Co., Ltd. (South Korea) *	14,932	864,742
Class A (China)	304,200	1,369,251
Kweichow Moutai Co., Ltd., Class A (China)	19,300	2,706,694	Richter Gedeon Nyrt (Hungary)	37,183	654,380
			Total Health Care		7,818,761
LG Household & Health Care, Ltd. (South Korea)	807	854,473

9

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

				Principal
	Shares	Value		Amount	Value
Industrials - 5.5%			Daiwa Capital Markets America, dated 07/31/19,
Adani Ports & Special Economic Zone, Ltd. (India)	286,509	$1,566,278	due 08/01/19, 2.550% total to be received
			$1,389,554 (collateralized by various
The Bidvest Group, Ltd. (South Africa)	83,958	1,075,138	U. S. Government Agency Obligations and
Copa Holdings, S.A., Class A (Panama)	18,268	1,846,895	U. S. Treasuries, 0.000% - 6.500%, 09/01/19 -
			08/01/49, totaling $1,417,245)	$1,389,456	$1,389,456
Doosan Bobcat, Inc. (South Korea)	46,123	1,393,428
			HSBC Securities USA, Inc., dated 07/31/19, due
Grupo Aeroportuario del Pacifico, S. A. B de CV,			08/01/19, 2.530% total to be received $292,142
Class B (Mexico)	142,706	1,431,993	(collateralized by U.S. Treasuries, 0.000% -
Shanghai International Airport Co., Ltd., Class A			3.750%, 07/31/21 - 11/15/45, totaling $297,963)	292,121	292,121
(China)	247,669	2,957,683	Morgan Stanley & Co. LLC, dated 07/31/19, due
Total Industrials		10,271,415	08/01/19, 2.570% total to be received
Information Technology - 14.1%			$1,389,555 (collateralized by various
			U. S. Government Agency Obligations, 3.000% -
Delta Electronics, Inc. (Taiwan)	401,720	1,939,161	4.500%, 11/01/21 - 07/20/49, totaling $1,417,245)	1,389,456	1,389,456
Infosys, Ltd., Sponsored ADR (India)[1]	109,937	1,244,487
			RBC Dominion Securities, Inc. , dated 07/31/19,
Pagseguro Digital, Ltd., Class A (Brazil) *,1	29,014	1,261,529	due 08/01/19, 2.540% total to be received
Samsung Electronics Co., Ltd. (South Korea)	228,567	8,656,909	$1,389,554 (collateralized by various
			U. S. Government Agency Obligations, 3.000% -
SK Hynix, Inc. (South Korea)	49,592	3,174,589	7.000%, 02/01/37 - 05/20/49, totaling
Sunny Optical Technology Group Co., Ltd. (China)	110,700	1,280,067	$1,417,245)	1,389,456	1,389,456
Taiwan Semiconductor Manufacturing Co., Ltd.			Total Joint Repurchase Agreements		5,849,945
(Taiwan)	1,093,632	8,992,993
				Shares
Total Information Technology		26,549,735
			Other Investment Companies - 3.2%
Materials - 1.5%
			Dreyfus Government Cash Management Fund,
Grasim Industries, Ltd. (India)	81,413	929,012	Institutional Shares, 2.22%[4]	1,973,241	1,973,241
LG Chem, Ltd. (South Korea)	6,563	1,856,198	Dreyfus Institutional Preferred Government
Total Materials		2,785,210	Money Market Fund, Institutional Shares,
			2.29% [4]	1,973,240	1,973,240
Real Estate - 0.5%
Emaar Malls PJSC (United Arab Emirates)	1,566,234	903,970	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [4]	2,033,036	2,033,036
Total Common Stocks
(Cost $153,897,976)		181,964,981	Total Other Investment Companies		5,979,517
			Total Short-Term Investments
	Principal		(Cost $11,829,462)		11,829,462
	Amount
			Total Investments - 102.8%
Short-Term Investments - 6.3%			(Cost $165,727,438)		193,794,443
Joint Repurchase Agreements - 3.1%[3]			Other Assets, less Liabilities - (2.8)%		(5,205,134)
Cantor Fitzgerald Securities, Inc. , dated 07/31/19,			Net Assets - 100.0%		$188,589,309
due 08/01/19, 2.570% total to be received
$1,389,555 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -
05/20/69, totaling $1,417,245)	$1,389,456	1,389,456

* Non-income producing security.	[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $9,395,931 or 5.0% of net assets, were out on	repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.	sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	ADR	American Depositary Receipt
security may be resold in transactions exempt from registration, normally to qualified	GDR	Global Depositary Receipt
buyers. At July 31, 2019, the value of these securities amounted to $618,769 or 0.3% of net assets.

10

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$19,376,578	$34,964,621	—	$54,341,199
Consumer Discretionary	17,206,882	18,868,922	—	36,075,804
Information Technology	2,506,016	24,043,719	—	26,549,735
Communication Services	8,143,148	12,712,288	—	20,855,436
Consumer Staples	5,298,968	12,101,411	—	17,400,379
Industrials	3,278,888	6,992,527	—	10,271,415
Health Care	4,805,044	3,013,717	—	7,818,761
Energy	956,839	4,006,233	—	4,963,072
Materials	—	2,785,210	—	2,785,210
Real Estate	903,970	—	—	903,970
Short-Term Investments
Joint Repurchase Agreements	—	5,849,945	—	5,849,945
Other Investment Companies	5,979,517	—	—	5,979,517
Total Investments in Securities	$68,455,850	$125,338,593	—	$193,794,443

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Brazil	7.9	Philippines	1.0
Chile	0.7	Poland	0.3
China	31.6	Russia	4.4
Colombia	1.2	South Africa	7.6
Hong Kong	1.8	South Korea	10.6
Hungary	1.7	Taiwan	8.1
India	8.8	Thailand	1.2
Indonesia	3.6	Turkey	0.8
Macau	1.5	United Arab Emirates	0.5
Mexico	4.1		100.0
Panama	1.0
Peru	1.6

11

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

12

Notes to Schedules of Portfolio of Investments (continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at July 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG GW&K U. S. Small Cap Growth Fund	$6,766,061	$701,897	$6,254,372	$6,956,269
AMG GW&K Trilogy Emerging Wealth Equity Fund	4,366,689	1,084,062	3,458,928	4,542,990
AMG GW&K Trilogy Emerging Markets Equity Fund	9,395,931	5,849,945	4,039,698	9,889,643

The following table summarizes the securities received as collateral for securities lending at July 31, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG GW&K U. S. Small Cap Growth Fund	U. S. Treasury Obligations	0.000%-8.750%	08/20/19-05/15/49
AMG GW&K Trilogy Emerging Wealth Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	08/20/19-05/15/49
AMG GW&K Trilogy Emerging Markets Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	08/22/19-05/15/49

13